UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Abigail J. Murray, Esq., Secretary

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: December 1, 2015 – May 31, 2016

Item 1.   Report to Stockholders.

May 31, 2016

semi-annual REPORT

Alerian MLP ETF (NYSE ARCA: AMLP)

Alerian Energy Infrastructure ETF (NYSE ARCA: ENFR)

An ALPS Advisors Solution

Alerian
EXCHANGE TRADED FUNDS

table of

www.alpsfunds.com

Alerian MLP ETF
Performance Overview	May 31, 2016 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian MLP ETF (the “Fund” or “AMLP”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index (the “Underlying Index” or “AMZI”). The Shares of the Fund are listed and trade on the New York Stock Exchange (“NYSE”) Arca under the ticker symbol AMLP. The Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules based, modified capitalization weighted, float-adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership (“MLP”) asset class. The Underlying Index is comprised of energy infrastructure MLPs that earn a majority of their cash flow from the transportation, storage, and processing of energy commodities.

PERFORMANCE OVERVIEW

During the six-month period of December 1, 2015 to May 31, 2016, the Alerian MLP ETF (AMLP) delivered a total return of 4.75% (5.13% NAV). This compares to the Fund’s Underlying Index, the Alerian MLP Infrastructure Index (“AMZI”), which gained 0.82% on a price return and 5.47% on a total return basis. The difference in the performance between the AMZI and AMLP is primarily attributable to the Fund’s operating expenses and the tax impact of the Fund’s C corporation structure.

During the period, the Fund paid a distribution of $0.299 on February 18 and $0.240 distribution on May 18. Top performers in the AMZI during the period include DCP Midstream Partners (DPM), ONEOK Partners (OKS), and NuStar Energy Partners (NS), each generating over 22% in price return. Laggards during the period include MPLX LP (MPLX), and Enbridge Energy Partners (EEP), each falling over 12%.

During the period, Antero Midstream Partners (AM), Boardwalk Pipeline Partners (BWP), Cheniere Energy Partners (CQP), and Phillips 66 Partners (PSXP) were added to the index and NGL Energy Partners (NGL) was removed. In addition, Targa Resource Partners (NGLS) was removed due to its merger with Targa Resources Corp (TRGP).

Prior to the energy downturn, MLPs were rewarded for raising their growth capital expenditure budgets and funding their projects with cheap external capital. In contrast, the lion’s share of discussion during the period was focused on growth capital expenditure reduction and deferrals, alternative financing options, and investment-grade counterparties.

After falling since October 2014, the index hit a near-term low on February 11, 2016. In the weeks and months following until period end on May 31, 2016, the index recovered by over 53%. In particular, the capital markets began to ease in March and April, hints of M&A began to emerge, and quarterly earnings reports were roughly in-line with analyst expectations. Short interest has eased and trading patterns would indicate capitulation – has the MLP market actually bottomed or is this simply a dead cat bounce?

Despite volatility, 13 of the 24 names in the AMZI increased their distribution during the first calendar quarter of 2016 and the remaining 11 MLPs maintained their distribution.

In early March, the Interstate Natural Gas Association of America (INGAA) released an updated study discussing midstream oil and gas infrastructure needs in the US and Canada. The last study covering this topic was published in March of 2014, when the world was much different. Not surprisingly, the predictions have been restated in the 2016 publication. The 2016 median case scenario suggests $522 billion of energy infrastructure build out would be necessary between 2015-2035, a 18.6% decline from the base case estimate of $641 billion in the 2014 study to be spent from 2014-2035.

The International Energy Agency’s (IEA) most recent oil market report estimates that global oil supply surpluses will dramatically decrease later this year, and that the direction of travel of the oil market is towards balance. If the energy markets rebalance, and the $522 billion of energy infrastructure build-out materializes over the next several decades, investors seeking after-tax yield and access to real assets via MLPs have the potential to experience material capital appreciation.

Emily Hsieh

Director of Global Operations, Alerian

1  |  May 31, 2016

Alerian MLP ETF
Performance Overview	May 31, 2016 (Unaudited)

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. ALPS Advisors, Inc. and Alerian do not accept any liability for losses either direct or consequential caused by the use of this information.

Performance (as of May 31, 2016)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
Alerian MLP ETF – NAV	5.13%	-18.82%	-4.26%	1.65%	3.29%
Alerian MLP ETF – Market Price*	4.79%	-18.95%	-4.31%	1.58%	3.26%
Alerian MLP Infrastructure Index	5.47%	-24.55%	-5.01%	3.77%	6.26%
S&P 500® Total Return Index	1.93%	1.72%	11.06%	11.67%	15.14%

Total Expense Ratio (per the current prospectus) 0.85%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.877.398.8461. The Fund accrues deferred income taxes for future tax liabilities associated with the portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as capital appreciation of its investment. This deferred tax liability is reflected in the daily NAV and as a result the fund’s after-tax performance could differ significantly from the underlying assets even if the pre-tax performance is closely tracked.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on August 24, 2010 with an Inception Date, the first day of trading on the NYSE ARCA, of August 25, 2010.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Alerian MLP Infrastructure Index is comprised of 25 midstream energy Master Limited Partnerships and provides investors with an unbiased benchmark for the infrastructure component of this emerging asset class.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Alerian MLP ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

2  |  May 31, 2016

Alerian MLP ETF
Performance Overview	May 31, 2016 (Unaudited)

Top 10 Holdings* (as of May 31, 2016)

Energy Transfer Partners LP	11.17%
Enterprise Products Partners LP	9.76%
Magellan Midstream Partners LP	8.52%
Buckeye Partners LP	7.54%
Plains All American Pipeline LP	7.12%
Williams Partners LP	6.43%
MPLX LP	6.15%
ONEOK Partners LP	4.86%
Sunoco Logistics Partners LP	4.56%
Enbridge Energy Partners LP	3.80%
Total % of Top 10 Holdings	69.91%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2016)

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3  |  May 31, 2016

Alerian Energy Infrastructure ETF
Performance Overview	May 31, 2016 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian Energy Infrastructure ETF (the “Fund” or “ENFR”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “Underlying Index” or “AMEI”). As a secondary objective, the Fund seeks to provide total return through income and capital appreciation.

The Underlying Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities (also known as “midstream energy businesses”). Currently, each constituent is assigned to one of four categories: (i) U.S. Energy Infrastructure Master Limited Partnerships (“MLPs”) (ii) U.S. General Partners, (iii) U.S. Energy Infrastructure Companies, and (iv) Canadian Energy Infrastructure Companies. Each category is assigned an index weight of 25%.

PERFORMANCE OVERVIEW

During the six-month period of December 1, 2015 to May 31, 2016, the Alerian Energy Infrastructure ETF (ENFR) delivered a total return of 10.28% (10.34% NAV). This compares to the Fund’s Underlying Index, the Alerian Energy Infrastructure Index (“AMEI”), which gained 7.46% on a price return and 10.76% on a total return basis. During the period, the fund paid two distributions: $0.0625 on December 31, 2015 and $0.2546 on March 31, 2016.

Top performers in the AMEI during the period include ONEOK Inc. (OKE), Columbia Pipeline Group Inc. (CPGX), and CenterPoint Energy Inc. (CNP), each generating over 32% in price return. Laggards during the period include Williams Companies Inc. (WMB) and Energy Transfer Equity (ETE), each falling over 33%, as litigation and uncertainty over their merger weighed on their equity prices. During the period, Antero Midstream Partners (AM) and Tesoro Logistics (TLLP) were added to the index and Exterran Corporation was removed.

Prior to the energy downturn, energy infrastructure companies were rewarded for raising their growth capital expenditure budgets and funding their projects with cheap external capital. In contrast, the lion’s share of discussion during the period was focused on growth capital expenditure reduction and deferrals, alternative financing options, and investment-grade counterparties.

After falling since October 2014, the index hit a near-term low on February 11, 2016. In the weeks and months following until period end on May 31, 2016, the index recovered by over 43%. In particular, the capital markets began to ease in March and April, hints of M&A began to emerge, and quarterly earnings reports were roughly in-line with analyst expectations. Short interest has eased and trading patterns would indicate capitulation – has the energy midstream market actually bottomed or is this simply a dead cat bounce?

In early March, the Interstate Natural Gas Association of America (INGAA) released an updated study discussing midstream oil and gas infrastructure needs in the US and Canada. The last study covering this topic was published in March of 2014, when the world was much different. Not surprisingly, the predictions have been restated in the 2016 publication. The 2016 median case scenario suggests $522 billion of energy infrastructure build out would be necessary between 2015-2035, a 18.6% decline from the base case estimate of $641 billion in the 2014 study to be spent from 2014-2035.

The International Energy Agency’s (IEA) most recent oil market report estimates that global oil supply surpluses will dramatically decrease later this year, and that the direction of travel of the oil market is towards balance. If the energy markets rebalance, and the $522 billion of energy infrastructure build-out materializes over the next several decades, investors seeking access to real assets via energy infrastructure have the potential to experience material capital appreciation.

Emily Hsieh

Director of Global Operations, Alerian

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. ALPS Advisors, Inc. and Alerian do not accept any liability for losses either direct or consequential caused by the use of this information.

4  |  May 31, 2016

Alerian Energy Infrastructure ETF
Performance Overview	May 31, 2016 (Unaudited)

Performance (as of May 31, 2016)

	6 Months	1 Year	Since Inception^
Alerian Energy Infrastructure ETF - NAV	10.34%	-21.00%	-5.00%
Alerian Energy Infrastructure ETF - Market Price*	10.28%	-21.02%	-5.00%
Alerian Energy Infrastructure Index	10.76%	-20.46%	-4.23%
S&P 500® Total Return Index	1.93%	1.72%	9.41%

Total Expense Ratio (per the current prospectus) 0.65%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on November 1, 2013.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Alerian Energy Infrastructure Index is comprised of 30 equity securities of issuers headquartered or incorporated in the United States and Canada that engage in the transportation, storage, and processing of energy commodities.

S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Alerian Energy Infrastructure ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

5  |  May 31, 2016

Alerian Energy Infrastructure ETF
Performance Overview	May 31, 2016 (Unaudited)

Top 10 Holdings* (as of May 31, 2016)

ONEOK, Inc.	7.29%
Columbia Pipeline Group, Inc.	5.70%
The Williams Cos., Inc.	5.61%
CenterPoint Energy, Inc.	4.89%
Enterprise Products Partners LP	4.81%
Pembina Pipeline Corp.	4.77%
TransCanada Corp.	4.58%
Enbridge, Inc.	4.57%
Spectra Energy Corp.	4.42%
Magellan Midstream Partners LP	4.19%
Total % of Top 10 Holdings	50.83%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2016)

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6  |  May 31, 2016

Alerian Exchange Traded Funds
Disclosure of Fund Expenses	May 31, 2016 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2016.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you deter- mine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expense Ratio(a)	Expenses Paid During Period 12/1/15 - 5/31/16(b)
Alerian MLP ETF
Actual	$1,000.00	$1,051.30	0.85%	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	0.85%	$4.29

Alerian Energy Infrastructure ETF
Actual	$1,000.00	$1,103.40	0.65%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

7  |  May 31, 2016

Alerian MLP ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description		Shares	Value
Master Limited Partnerships (100.00%)
Gathering & Processing (26.09%)
Antero Midstream Partners LP		3,907,741	$96,130,429
DCP Midstream Partners LP		6,109,698	204,858,174
EnLink Midstream Partners LP		9,343,091	147,060,252
MPLX LP		15,723,837	501,590,400
ONEOK Partners LP		10,453,878	396,724,670
Western Gas Partners LP		5,144,393	256,345,103
Williams Partners LP		16,451,116	525,119,623

Total Gathering & Processing			2,127,828,651

Other / Liquefication (1.06%)
Cheniere Energy Partners LP		2,982,109	86,212,771

Pipeline Transportation / Natural Gas (30.61%)
Boardwalk Pipeline Partners LP		8,232,156	145,379,875
Energy Transfer Partners LP		25,146,162	911,799,834
Enterprise Products Partners LP		28,696,936	796,626,943
EQT Midstream Partners LP		3,676,370	277,088,007
Spectra Energy Partners LP		4,297,967	193,150,637
TC PipeLines LP		3,120,902	172,367,418

Total Pipeline Transportation | Natural Gas			2,496,412,714

Pipeline Transportation / Petroleum (42.24%)
Buckeye Partners LP		8,556,141	615,357,661
Enbridge Energy Partners LP		14,255,964	309,924,657
Genesis Energy LP		6,268,403	236,130,741
Magellan Midstream Partners LP		9,924,862	695,236,583
NuStar Energy LP		4,258,288	209,380,021
Phillips 66 Partners LP		1,580,363	86,809,340
Plains All American Pipeline LP		25,126,372	581,172,984
Shell Midstream Partners LP		4,152,485	140,146,369
Sunoco Logistics Partners LP		13,548,409	371,903,827
Tesoro Logistics LP		4,033,456	198,244,363

Total Pipeline Transportation | Petroleum			3,444,306,546

Total Master Limited Partnerships (Cost $7,719,142,962)			8,154,760,682

	7 Day Yield	Shares	Value
Short Term Investments (0.08%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.374%	6,505,703	6,505,703

Total Short Term Investments (Cost $6,505,703)			6,505,703

Total Investments (100.08%) (Cost $7,725,648,665)			$8,161,266,385

Liabilities in Excess of Other Assets (-0.08%)			(6,324,404)

Net Assets (100.00%)			$8,154,941,981

See Notes to Financial Statements.

8 | May 31, 2016

Alerian MLP ETF
Statement of Assets and Liabilities	May 31, 2016 (Unaudited)

ASSETS:
Investments, at value	$8,161,266,385
Receivable for securities sold	1,836,196
Receivable for shares sold	1,223,507
Interest receivable	5,578
Deferred tax asset (Note 2)	–	(a)
Income tax receivable	9,531
Prepaid franchise tax	42,226
Total Assets	8,164,383,423

LIABILITIES:
Payable for investments purchased	1,223,577
Payable for shares redeemed	1,836,803
Payable to adviser	6,381,062
Total Liabilities	9,441,442
NET ASSETS	$8,154,941,981

NET ASSETS CONSIST OF:
Paid-in capital	$8,766,326,401
Accumulated net investment loss, net of deferred income taxes	(266,204,653)
Accumulated net realized loss on investments, net of deferred income taxes	(780,162,056)
Net unrealized appreciation on investments, net of deferred income taxes	434,982,289
NET ASSETS	$8,154,941,981

INVESTMENTS, AT COST	$7,725,648,665

PRICING OF SHARES
Net Assets	$8,154,941,981
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	665,962,100
Net Asset Value, offering and redemption price per share	$12.25

(a)	Deferred Tax Asset of $98,474,869 is offset 100% by Valuation Allowance.

See Notes to Financial Statements.

9 | May 31, 2016

Alerian MLP ETF
Statement of Operations	For the Six Months Ended May 31, 2016 (Unaudited)

INVESTMENT INCOME:
Distributions from master limited partnerships	$315,630,313
Less return of capital distributions	(315,630,313)
Total Investment Income	–

EXPENSES:
Investment adviser fee	29,827,380
Total Expenses	29,827,380
NET INVESTMENT LOSS, BEFORE INCOME TAXES	(29,827,380)
Deferred income tax benefit	–
NET INVESTMENT LOSS	(29,827,380)

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments, before income taxes	(617,332,474)
Deferred income tax benefit	–
Net realized loss	(617,332,474)
Net change in unrealized appreciation on investments, before income taxes	1,127,472,801
Deferred income tax benefit	–
Net change in unrealized appreciation	1,127,472,801
NET REALIZED AND UNREALIZED GAIN	510,140,327
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$480,312,947

See Notes to Financial Statements.

10 | May 31, 2016

Alerian MLP ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015(a)
OPERATIONS:
Net investment loss	$(29,827,380)	$(132,888,834)
Net realized loss(a)	(617,332,474)	(94,672,786)
Net change in unrealized appreciation/(depreciation)(a)	1,127,472,801	(2,306,039,973)
Net increase/(decrease) in net assets resulting from operations	480,312,947	(2,533,601,593)

DISTRIBUTIONS TO SHAREHOLDERS:
From tax return of capital	(347,473,472)	(647,133,076)
Total distributions	(347,473,472)	(647,133,076)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,446,167,566	2,547,020,530
Cost of shares redeemed	(627,819,434)	(1,511,532,837)
Net increase from share transactions	818,348,132	1,035,487,693

Net increase/(decrease) in net assets	951,187,607	(2,145,246,976)

NET ASSETS:
Beginning of period	7,203,754,374	9,349,001,350
End of period *	$8,154,941,981	$7,203,754,374

*Including accumulated net investment loss, net of deferred income taxes of:	$(266,204,653)	$(236,377,273)

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	588,062,100	516,512,100
Shares sold	135,450,000	172,050,000
Shares redeemed	(57,550,000)	(100,500,000)
Shares outstanding, end of year	665,962,100	588,062,100

(a)

Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements.

11 | May 31, 2016

Alerian MLP ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

										For the
										Period
								For the		August 25,
	For the							Period		2010
	Six Months		For the Year	For the Year	For the Year	For the Year		January 1,		(Inception)
	Ended		Ended	Ended	Ended	Ended		2011 to		to
	May 31, 2016		November	November	November	November		November		December
	(Unaudited)		30, 2015	30, 2014	30, 2013	30, 2012		30, 2011(a)		31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$12.25		$18.10	$17.69	$16.32	$15.97		$16.05		$15.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.05)		(0.13)	(0.16)	(0.09)	(0.09)		(0.08)		(0.03)
Net realized and unrealized gain/(loss) on investments	0.59		(4.53)	1.70	2.53	1.44		1.00		1.33
Total from investment operations	0.54		(4.66)	1.54	2.44	1.35		0.92		1.30

DISTRIBUTIONS:
From net realized gains	–		–	(0.73)	–	(0.00)	(b)(c)	(0.14)	(b)	–
From tax return of capital	(0.54)		(1.19)	(0.40)	(1.07)	(1.00)		(0.86)		(0.25)
Total distributions	(0.54)		(1.19)	(1.13)	(1.07)	(1.00)		(1.00)		(0.25)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.00		(5.85)	0.41	1.37	0.35		(0.08)		1.05
NET ASSET VALUE, END OF PERIOD	$12.25		$12.25	$18.10	$17.69	$16.32		$15.97		$16.05

TOTAL RETURN(d)	5.13%		(26.84)%	8.82%	15.16%	8.62%		5.93%		8.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$8,154,942		$7,203,754	$9,349,001	$7,384,685	$4,466,815		$1,713,387		$611,467

RATIO TO AVERAGE NET ASSETS:
Expenses (excluding net current and deferred tax expenses/benefits and franchise tax expense)	0.85	%(e)	0.85%	0.85%	0.85%	0.85%		0.85	%(e)	0.85	%(e)
Expenses (including net current and deferred tax expenses/ benefits)(f)	0.85	%(e)	(11.40)%	5.43%	8.56%	4.85%		4.86	%(e)	13.56	%(e)
Expenses (including current and deferred tax expenses/ benefits)(g)	0.85	%(e)	1.57%	0.55%	0.55%	0.54%		0.53	%(e)	0.52	%(e)
Net investment loss (excluding deferred tax expenses/benefits and franchise tax expense)	(0.85)	%(e)	(0.85)%	(0.85)%	(0.85)%	(0.85)%		(0.85)	%(e)	(0.85)	%(e)
Net investment loss (including deferred tax expenses/benefits)	(0.85)	%(e)	(1.57)%	(0.55)%	(0.55)%	(0.54)%		(0.53)	%(e)	(0.52)	%(e)
PORTFOLIO TURNOVER RATE(h)	26%		21%	29%	12%	12%		10%		12%

See Notes to Financial Statements.

.	12 | May 31, 2016

Alerian MLP ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

(a)	Effective March 7, 2011, the Board approved changing the fiscal year-end of the Fund from December 31 to November 30.
(b)	Based on average shares outstanding during the period.
(c)	Less than ($0.005) per share.
(d)

Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period, and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(e)	Annualized.
(f)	Includes amount of current and deferred taxes/benefits for all components of the Statement of Operations.
(g)	Includes amount of current and deferred tax benefit associated with net investment loss.
(h)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

13 | May 31, 2016

Alerian Energy Infrastructure ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

Canadian Energy Infrastructure Companies (22.60%)
Energy (22.60%)
AltaGas, Ltd.	8,038	$185,787
Enbridge, Inc.	14,138	563,644
Gibson Energy, Inc.	7,108	83,257
Inter Pipeline, Ltd.	19,035	386,840
Keyera Corp.	9,658	288,116
Pembina Pipeline Corp.	20,033	587,692
TransCanada Corp.	13,608	563,891
Veresen, Inc.	16,669	130,418

Total Energy		2,789,645

Total Canadian Energy Infrastructure Companies (Cost $3,761,934)		2,789,645

U.S. Energy Infrastructure Companies (23.74%)
Energy (11.14%)
Kinder Morgan, Inc.	27,577	498,592
Macquarie Infrastructure Corp.	5,449	390,203
Targa Resources Corp.	11,363	486,678

Total Energy		1,375,473

Utilities (12.60%)
CenterPoint Energy, Inc.	26,775	603,241
Dominion Resources, Inc.	7,134	515,431
OGE Energy Corp.	14,453	436,336

Total Utilities		1,555,008

Total U.S. Energy Infrastructure Companies (Cost $3,771,001)		2,930,481

U.S. Energy Infrastructure MLPs (24.27%)
Energy (23.82%)
Antero Midstream Partners LP	2,836	69,766
Buckeye Partners LP	6,247	449,284
Cheniere Energy Partners LP	2,166	62,619
Energy Transfer Equity LP	39,569	500,152
Enterprise Products Partners LP	21,345	592,537
EQT GP Holdings LP	1,258	32,834
Magellan Midstream Partners LP	7,380	516,969
MPLX LP	11,484	366,340
NuStar GP Holdings LLC	1,659	41,525
Phillips 66 Partners LP	1,148	63,060
Shell Midstream Partners LP	3,015	101,756
Tesoro Logistics LP	2,927	143,862

Total Energy		2,940,704

Utilities (0.45%)
Western Gas Equity Partners LP	1,307	54,959

Total U.S. Energy Infrastructure MLPs (Cost $4,116,566)		2,995,663

See Notes to Financial Statements.

14 | May 31, 2016

Alerian Energy Infrastructure ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description		Shares	Value

U.S. General Partners (28.89%)
Energy (28.89%)
Archrock, Inc.		7,840	$59,819
Columbia Pipeline Group, Inc.		27,485	701,967
EnLink Midstream LLC		5,384	84,367
ONEOK, Inc.		20,786	898,993
Plains GP Holdings LP, Class A		31,292	293,832
SemGroup Corp., Class A		5,016	159,459
Spectra Energy Corp.		17,084	544,296
Tallgrass Energy GP LP		5,497	132,148
The Williams Cos., Inc.		31,197	691,326

Total Energy			3,566,207

Total U.S. General Partners (Cost $5,138,944)			3,566,207

	7 Day Yield	Shares	Value

Short Term Investments (0.35%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.374%	42,948	42,948

Total Short Term Investments (Cost $42,948)			42,948

Total Investments (99.85%) (Cost $16,831,393)			$12,324,944

Net Other Assets and Liabilities (0.15%)			18,267

Net Assets (100.00%)			$12,343,211

See Notes to Financial Statements.

15 | May 31, 2016

Alerian Energy Infrastructure ETF
Statement of Assets and Liabilities	May 31, 2016 (Unaudited)

ASSETS:
Investments, at value	$12,324,944
Dividends receivable	24,904
Total Assets	12,349,848

LIABILITIES:
Payable to adviser	6,637
Total Liabilities	6,637
NET ASSETS	$12,343,211

NET ASSETS CONSIST OF:
Paid-in capital	$17,985,373
Accumulated net investment income	19,763
Accumulated net realized loss on investments and foreign currency transactions	(1,155,349)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(4,506,576)
NET ASSETS	$12,343,211

INVESTMENTS, AT COST	$16,831,393

PRICING OF SHARES
Net Assets	$12,343,211
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	600,000
Net Asset Value, offering and redemption price per share	$20.57

See Notes to Financial Statements.

16 | May 31, 2016

Alerian Energy Infrastructure ETF
Statement of Operations	For the Six Months Ended May 31, 2016 (Unaudited)

INVESTMENT INCOME:
Dividends	$371,465
Foreign taxes withheld	(12,677)
Total Investment Income	358,788

EXPENSES:
Investment adviser fees	39,312
Total Expenses	39,312
NET INVESTMENT INCOME	319,476

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments	(909,935)
Net realized loss on foreign currency transactions	(1,807)
Net realized loss	(911,742)
Net change in unrealized appreciation on investments	1,362,715
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(22)
Net change in unrealized appreciation	1,362,693
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	450,951
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$770,427

See Notes to Financial Statements.

17 | May 31, 2016

Alerian Energy Infrastructure ETF
Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015(a)

OPERATIONS:
Net investment income	$319,476	$559,276
Net realized loss(a)	(911,742)	(428,159)
Net change in unrealized appreciation/(depreciation)(a)	1,362,693	(5,827,886)
Net increase/(decrease) in net assets resulting from operations	770,427	(5,696,769)

DISTRIBUTIONS:
From net investment income	(202,770)	(327,210)
Dividends to shareholders from tax return of capital	–	(103,622)
Total distributions	(202,770)	(430,832)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	5,062,709	4,130,424
Cost of shares redeemed	(5,618,048)	(2,802,773)
Net increase/(decrease) from share transactions	(555,339)	1,327,651
Net increase/(decrease) in net assets	12,318	(4,799,950)

NET ASSETS:
Beginning of period	12,330,893	17,130,843
End of period *	$12,343,211	$12,330,893

*Including accumulated net investment income/(loss) of:	$19,763	$(96,943)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	650,000	600,002
Shares sold	300,000	150,000
Shares redeemed	(350,000)	(100,002)
Shares outstanding, end of period	600,000	650,000

(a)

Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements.

18 | May 31, 2016

Alerian Energy Infrastructure ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

					For the Period
					November 1,
	For the				2013
	Six Months		For the Year	For the Year	(Commencement
	Ended		Ended	Ended	of Operations) to
	May 31, 2016		November 30,	November 30,	November 30,
	(Unaudited)		2015	2014	2013
NET ASSET VALUE, BEGINNING OF PERIOD	$18.97		$28.55	$24.86	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.46		0.83	0.85	0.06
Net realized and unrealized gain/(loss)	1.46		(9.78)	3.40	(0.20)
Total from investment operations	1.92		(8.95)	4.25	(0.14)

DISTRIBUTIONS:
From net investment income	(0.32)		(0.48)	(0.56)	–
Tax return of capital	–		(0.15)	–	–
Total distributions	(0.32)		(0.63)	(0.56)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.60		(9.58)	3.69	(0.14)
NET ASSET VALUE, END OF PERIOD	$20.57		$18.97	$28.55	$24.86

TOTAL RETURN(b)	10.34%		(31.83)%	17.12%	(0.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$12,343		$12,331	$17,131	$3,729

Ratio of expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65	%(c)
Ratio of net investment income to average net assets	5.28	%(c)	3.31%	2.98%	3.21	%(c)
Portfolio turnover rate(d)	18%		47%	27%	0%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period, and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

19 | May 31, 2016

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2016, the Trust consisted of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Alerian MLP ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The investment objective of the Alerian Energy Infrastructure ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index. The investment advisor uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Each Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Each Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares at net asset value (“NAV”), in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general

20  |  May 31, 2016

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, and Limited Partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at May 31, 2016:

Alerian MLP ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Master Limited Partnerships	$8,154,760,682	$–	$–	$8,154,760,682
Short Term Investments	6,505,703	–	–	6,505,703
TOTAL	$8,161,266,385	$–	$–	$8,161,266,385

21  |  May 31, 2016

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

Alerian Energy Infrastructure ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies	$2,789,645	$–	$–	$2,789,645
U.S. Energy Infrastructure Companies	2,930,481	–	–	2,930,481
U.S. Energy Infrastructure MLPs	2,995,663	–	–	2,995,663
U.S. General Partners	3,566,207	–	–	3,566,207
Short-Term Investments	42,948	–	–	42,948
TOTAL	$12,324,944	$–	$–	$12,324,944

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2016, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the last in, first out (“LIFO”) cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

E. Dividends and Distributions to Shareholders

Each Fund intends to declare and make quarterly distributions, or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Alerian Energy Infrastructure ETF, if any, are distributed at least annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Distributions received from each Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2016, the Alerian MLP ETF distributed $347,473,472 of which 100% is anticipated to be characterized as return of capital from MLP distributions received.

The Alerian MLP ETF also expects a portion of the distributions it receives from MLPs to be treated as a tax deferred return of capital, thus reducing the Alerian MLP ETF’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

22  |  May 31, 2016

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

F. Federal Income Taxation and Tax Basis Information

Alerian MLP ETF

The Alerian MLP ETF is taxed as a regular C-corporation for federal income tax purposes. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent federal alternative minimum tax on its federal alternative taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies which are not so obligated. The Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce an investor’s return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed such Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. Increases in deferred tax liability will decrease NAV. Conversely, decreases in deferred liability will increase NAV. The Fund will rely to a large extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the NAV. From time to time, ALPS Advisors, Inc. will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund’s estimates regarding its deferred tax liability are made in good faith, however, the daily estimate of the Fund’s deferred tax liability used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations currently 35% and an assumed rate attributable to state taxes.

The Fund recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying statement of operations. Accrued interest and penalties are included within the related tax liability line in the balance sheet.

Since the Fund will be subject to taxation on its taxable income, the NAV of Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Underlying Index however is calculated without any deductions for taxes. As a result, the Fund’s after tax performance could differ significantly from the Underlying Index even if the pretax performance of the Fund and the performance of the Underlying Index are closely correlated.

The Fund’s income tax expense/(benefit) consists of the following:

Alerian MLP ETF		Period ended May 31, 2016
	Current	Deferred	Total
Federal	$–	$166,560,569	$166,560,569
State	–	19,007,402	19,007,402
Valuation Allowance	–	(185,567,971)	(185,567,971)
Total tax benefit	$–	$–	$–

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

23  |  May 31, 2016

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

Components of the Fund’s deferred tax assets and liabilities are as follows:

Alerian MLP ETF	As of May 31, 2016
Deferred tax assets:
Charitable contribution carryforward	455,895
Income recognized from MLP investments	281,353,479
Credit for prior year minimum tax	331,761
Federal net operating loss carryforward	523,335,608
Federal capital loss carryforward	297,415,453
State taxes net of federal benefit	1,086,033
Valuation Allowance	(98,474,869)
Less Deferred tax liabilities:
Accrued franchise taxes	(12,499)
Net unrealized gain on investment securities	(1,005,490,861)
Net Deferred tax asset	$–

The net operating loss carryforward is available to offset future taxable income. The net operating loss can be carried forward for 20 years and, accordingly, would begin to expire as of November 30, 2032. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
Federal	11/30/2012	$92,112,756	11/30/2032
Federal	11/30/2013	349,770,934	11/30/2033
Federal	11/30/2014	64,228,395	11/30/2034
Federal	11/30/2015	343,414,477	11/30/2035
Federal	11/30/2016	645,718,034	11/30/2036
Total		$1,495,244,596

The Fund also has state tax net operating loss carryforwards of various amounts per state. The Deferred Tax Assets associated with these state tax net operating losses are as follows:
Alerian MLP ETF	Period-Ended	Amount	Expiration
State	11/30/2012	$2,950,477	Varies by State (5-20 years)
State	11/30/2013	10,853,441	Varies by State (5-20 years)
State	11/30/2014	1,931,661	Varies by State (5-20 years)
State	11/30/2015	13,079,045	Varies by State (5-20 years)
State	11/30/2016	12,591,503	Varies by State (5-20 years)
Total		$41,406,127

The capital loss carryforward is available to offset future taxable income. The capital loss can be carried forward for 5 years and, accordingly, would begin to expire as of November 30, 2020. The Fund has net capital loss carryforwards for federal income tax purposes as follows:

Alerian MLP ETF	Year-Ended	Amount	Expiration
Federal	11/30/2015	$381,203,705	11/30/2020
Federal	11/30/2016	468,554,731	11/30/2021
Total		$849,758,436

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the fund in those years. Net operating losses that may be generated by the Fund in the future are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years.

24  |  May 31, 2016

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

Based upon the Fund’s assessment, it has determined that it is not more likely than not that its deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in a reduction of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

Alerian MLP ETF	As of May 31, 2016
Income tax expense at statutory rate	$168,109,531
State income tax benefit (net of federal benefit)	9,366,102
Permanent differences, net	(1,670,094)
Change in estimated state deferral rate	–
Other	9,762,432
Valuation Allowance	(185,567,971)
Net income tax expense	$–

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:
Alerian MLP ETF	Inception to May 31, 2016
Unrecognized tax benefit - Beginning	$–
Gross increases - tax positions in prior period	–
Gross decreases - tax positions in prior period	–
Gross increases - tax positions in current period	–
Settlement	–
Lapse of statute of limitations	–
Unrecognized tax benefit - Ending	$–

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to May 31, 2016, the Fund had no accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the fund. Tax periods ended November 30, 2012 through November 30, 2015 remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Alerian Energy Infrastructure ETF

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2016.

No provision for income taxes is included in the accompanying financial statements, as the Alerian Energy Infrastructure ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Alerian Energy Infrastructure ETF evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2016, the Alerian Energy Infrastructure ETF did not have a liability for any unrecognized tax benefits. The Alerian Energy Infrastructure ETF files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of

25  |  May 31, 2016

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

At November 30, 2015, the Fund had available for tax purposes unused capital loss carryforwards as follows:

	Short-Term	Long-Term
Alerian Energy Infrastructure ETF	$555,969	$–

The tax character of the distributions paid during the fiscal year ended November 30, 2015 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2015
Alerian Energy Infrastructure ETF	$327,210	$–	$ 103,622

As of May 31, 2016, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

		Alerian Energy
	Alerian MLP ETF	Infrastructure ETF
Cost of investments for income tax purposes	$5,940,212,774	$15,923,583

Gross appreciation (excess of value over tax cost)	$2,704,636,549	$1,304,875
Gross depreciation (excess of tax cost over value)	(483,582,938)	(4,903,514)
Net unrealized appreciation/(depreciation)	$2,221,053,611	$(3,598,639)

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from a Fund’s investments in master limited partnerships and wash sales.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as each Fund’s investment adviser pursuant to advisory agreements with the Trust on behalf of each Fund (the “Advisory Agreements”). Pursuant to the Advisory Agreements, each Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below.

Fund		Advisory Fee
Alerian MLP ETF	0.85%	up to an including $10 billion
	0.80%	greater than $10 billion up to an including $15 billion
	0.755%	greater than $15 billion up to and including $20 billion
	0.715%	greater than $20 billion

Alerian Energy Infrastructure ETF	0.65%

Out of the unitary management fees, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for taxes, interest expenses, distribution fees or expenses, brokerage expenses, and extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Funds’ expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

26  |  May 31, 2016

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$1,885,246,553	$1,959,667,091
Alerian Energy Infrastructure ETF	3,095,299	2,263,625

For the six months ended May 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$1,445,928,503	$615,060,478
Alerian Energy Infrastructure ETF	4,917,146	6,205,410

The Alerian MLP ETF and the Alerian Energy Infrastructure ETF had in-kind net realized gain/(loss) of $(12,442,664) and $(464,556) respectively.

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. MASTER LIMITED PARTNERSHIPS

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is distributed to both common and subordinated units and generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

27  |  May 31, 2016

Alerian Exchange Traded Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

7. RELATED PARTY TRANSACTIONS

Certain Funds of the Trust engaged in cross trades between each other during the six months ended May 31, 2016 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2016, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
Alerian MLP ETF	$ –	$ 459,235	$ (11,907)
Alerian Energy Infrastructure ETF	23,798	–	–

28  |  May 31, 2016

Alerian Exchange Traded Funds
Additional Information	May 31, 2016 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2015:

	Qualified Dividend Income	Dividend Received Deduction
Alerian Energy Infrastructure ETF	100.00%	98.70%

In early 2016, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2015 via Form 1099. The Fund will notify shareholders in early 2017 of amounts paid to them by the Fund, if any, during the calendar year 2016.

LICENSING AGREEMENTS

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Advisor”) with respect to each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF, to allow the Adviser’s use of AMZI and AMEI. The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”). “Alerian,” “Alerian MLP Infrastructure Index,” “Alerian Energy Infrastructure Index,” “Alerian Index Series” and “AMZI” are service marks or trademarks of Alerian. Alerian acts as brand licensor for each Underlying Index. Alerian is not responsible for the descriptions of either Underlying Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

Neither Fund is issued, sponsored, endorsed, sold or promoted by Alerian (“Licensor”) or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Alerian MLP Infrastructure Index (“Index”) to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of either Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of either Fund or in the determination or calculation of the NAV of the relevant Fund. Alerian MLP Infrastructure Index, Alerian MLP Infrastructure Total Return Index, AMZI and AMZIX are trademarks of GKD Index Partners, LLC and their general use is granted under a license from GKD Index Partners, LLC.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

29  |  May 31, 2016

Alerian Exchange Traded Funds
Additional Information	May 31, 2016 (Unaudited)

The Adviser does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by either Fund, owners of the Shares of the relevant Fund or any other person or entity from the use of either Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index, even if notified of the possibility of such damages.

(Applicable to the Alerian Energy Infrastructure ETF only)

The Underlying Index is the exclusive property of GKD Index Partners LLC d/b/a Alerian, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P Dow Jones Indices”) to calculate and maintain the Underlying Index. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed to S&P Dow Jones Indices. “Calculated by S&P Dow Jones Indices” and its related stylized mark(s) have been licensed for use by Alerian.

The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices, SPFS, Dow Jones or any of their affiliates (collectively, “S&P Dow Jones Indices Entities”). S&P Dow Jones Indices Entities do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices Entities only relationship to Alerian with respect to the Underlying Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices Entities and for the providing of calculation and maintenance services related to the Underlying Index. S&P Dow Jones Indices Entities are not responsible for and have not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P Dow Jones Indices Entities have no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Underlying Index is not a recommendation by S&P Dow Jones Indices Entities to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES ENTITIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALERIAN, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

30  |  May 31, 2016

Page Intentionally Left Blank

May 31, 2016

semi-annual REPORT

EQL

ALPS Equal Sector Weight ETF (NYSE ARCA: EQL)

An ALPS Advisors Solution

ALPS
A DST Company

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	3

Schedule of Investments	4

Statement of Assets & Liabilities	5

Statement of Operations	6

Statements of Changes In Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Additional Information	13

www. alpsfunds. com

ALPS Equal Sector Weight ETF
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

The ALPS Equal Sector Weight ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the Bank of America Securities – Merrill Lynch Equal Sector Weight Index (the “Underlying Index”).

The Underlying Index is an index of indexes comprised in equal proportions of the nine Select Sector SPDR Indexes (“The Underlying Sector Indexes”). These are the Consumer Discretionary Select Sector Index, Consumer Staples Select Sector Index, Materials Select Sector Index, Energy Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index and Health Care Select Sector Index. In order to track the securities in the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% if its total assets in the shares of Select Sector SPDR exchange-traded funds (each, an “Underlying Sector ETF” and collectively, the “Underlying Sector ETFs”) that track the Underlying Sector Indexes of which the Underlying Index is comprised.

The Underlying Index is designed to track the equally weighted performance of the Underlying Sector Indexes. Accordingly, each Underlying Index is rebalanced quarterly so that each rebalance will result in each Underlying Sector Index having an Index weight of 11.1% and the Underlying Sector Indexes in aggregate total to 100.0% .

Performance (as of May 31, 2016)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
ALPS Equal Sector Weight ETF - NAV	3.42%	1.61%	10.13%	10.67%	14.90%
ALPS Equal Sector Weight ETF - Market Price*	3.51%	1.66%	10.12%	10.69%	14.94%
Bank of America Securities - Merrill Lynch Equal Sector Weight Index	2.46%	-0.45%	8.15%	8.66%	12.88%
S&P 500® Total Return Index	1.93%	1.72%	11.06%	11.67%	15.48%

Total Expense Ratio (per the current Prospectus) 0.52%. Net Expense Ratio (per the current prospectus) 0.30%. Net expense ratio reflects the Adviser’s decision to contractually limit expenses until at least March 31, 2017. Please see the prospectus for additional information.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www. alpsfunds. com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www. alpsfunds. com.

^	The Fund commenced Investment Operations on July 6, 2009 with an Inception Date, the first day of trading on the Exchange, of July 7, 2009.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p. m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Bank of America Securities - Merrill Lynch Equal Sector Weight Index: a U. S. equity index comprised, in equal weights, of nine sub-indices, and is a total return index.

S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The ALPS Equal Sector Weight ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

1  |  May 31, 2016

ALPS Equal Sector Weight ETF
Performance Overview	May 31, 2016 (Unaudited)

The following table shows the sector weights of both the Fund and the S&P 500® as of May 31, 2016:

Sector Weighting Comparison (as of May 31, 2016)

	EQL*	S&P 500®	+/-
Healthcare	11.54%	15.02%	-3.48%
Energy	11.39%	7.13%	4.26%
Financials	11.28%	16.30%	-5.02%
Materials	11.20%	2.84%	8.36%
Consumer Discretionary	10.99%	12.55%	-1.56%
Technology	10.97%	23.04%	-12.07%
Utilities	10.93%	3.34%	7.59%
Industrials	10.87%	9.70%	1.17%
Consumer Staples	10.83%	10.08%	0.75%
Total	100.00%	100.00%

Source: S&P 500®

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2016)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2016

ALPS Equal Sector Weight ETF
Disclosure of Fund Expenses	May 31, 2016 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2016.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expense Ratio(a)	Expenses Paid During Period 12/1/15 - 5/31/16(b)

ALPS Equal Sector Weight ETF
Actual	$ 1,000.00	$ 1,034.20	0.15%	$0.76
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,024.25	0.15%	$0.76

(a)	Annualized based on the Fund’s most recent half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

3  |  May 31, 2016

ALPS Equal Sector Weight ETF
Schedule of Investments	May 31, 2016 (Unaudited)

SECURITY DESCRIPTION		SHARES	VALUE

EXCHANGE TRADED FUNDS (99.95%)
Consumer Discretionary (10.98%)
Consumer Discretionary Select Sector SPDR® Fund		191,062	$15,139,753

Consumer Staples (10.82%)
Consumer Staples Select Sector SPDR® Fund		282,947	14,916,966

Energy (11.39%)
Energy Select Sector SPDR® Fund		234,711	15,695,125

Financials (11.27%)
Financial Select Sector SPDR® Fund		655,397	15,539,463

Healthcare (11.53%)
Health Care Select Sector SPDR® Fund		222,878	15,900,116

Industrials (10.87%)
Industrial Select Sector SPDR® Fund		267,790	14,977,495

Materials (11.20%)
Materials Select Sector SPDR® Fund		328,783	15,433,074

Technology (10.96%)
Technology Select Sector SPDR® Fund		341,756	15,109,033

Utilities (10.93%)
Utilities Select Sector SPDR® Fund		306,463	15,062,656

TOTAL EXCHANGE TRADED FUNDS (Cost $114,240,658)			137,773,681

	7 DAY YIELD	SHARES	VALUE

SHORT TERM INVESTMENTS (0.06%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.374%	82,893	82,893

TOTAL SHORT TERM INVESTMENTS (Cost $82,893)			82,893

TOTAL INVESTMENTS (100.01%) (Cost $114,323,551)			$137,856,574

NET LIABILITIES LESS OTHER ASSETS (-0.01%)			(17,262)

NET ASSETS (100.00%)			$137,839,312

Common Abbreviations:

SPDR® - Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.

4  |  May 31, 2016

ALPS Equal Sector Weight ETF
Statement of Assets and Liabilities	May 31, 2016 (Unaudited)

ASSETS:
Investments, at value	$137,856,574
Dividends receivable	32

Total Assets	137,856,606

LIABILITIES:
Payable to adviser	17,294

Total Liabilities	17,294

NET ASSETS	$137,839,312

NET ASSETS CONSIST OF:
Paid-in capital	$113,433,615
Accumulated net investment loss	(20,853)
Accumulated net realized gain on investments	893,527
Net unrealized appreciation on investments	23,533,023

NET ASSETS	$137,839,312

INVESTMENTS, AT COST	$114,323,551

PRICING OF SHARES
Net Assets	$137,839,312
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,400,000
Net Asset Value, offering and redemption price per share	$57.43

See Notes to Financial Statements.

5  |  May 31, 2016

ALPS Equal Sector Weight ETF
Statement of Operations	For the Six Months Ended May 31, 2016 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,601,545

Total investment income	1,601,545

EXPENSES:
Investment adviser fees	245,729

Total expenses before waiver/reimbursement	245,729

Less fees waiver/reimbursement by investment adviser	(146,109)

Net Expenses	99,620

NET INVESTMENT INCOME	1,501,925

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	1,163,291
Net change in unrealized appreciation on investments	1,441,799

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,605,090

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,107,015

See Notes to Financial Statements.

6  |  May 31, 2016

ALPS Equal Sector Weight ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015(a)

OPERATIONS:
Net investment income	$1,501,925	$2,761,175
Net realized gain(a)	1,163,291	7,217,464
Net change in unrealized appreciation/(depreciation)(a)	1,441,799	(9,245,175)

Net increase in net assets resulting from operations	4,107,015	733,464

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,535,422)	(2,761,711)

Total distributions	(1,535,422)	(2,761,711)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	22,873,159
Cost of shares redeemed	(5,139,701)	(20,123,962)

Net increase/(decrease) from share transactions	(5,139,701)	2,749,197

Net increase/(decrease) in net assets	(2,568,108)	720,950

NET ASSETS:
Beginning of period	140,407,420	139,686,470

End of period *	$137,839,312	$140,407,420

*Including accumulated net investment income/(loss) of:	$(20,853)	$12,644

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,500,000	2,450,000
Shares sold	–	400,000
Shares redeemed	(100,000)	(350,000)

Shares outstanding, end of year	2,400,000	2,500,000

(a)

Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements.

7  |  May 31, 2016

ALPS Equal Sector Weight ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015		For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Period January 1, 2011 to November 30, 2011(a)	For the Year Ended December 31, 2010

NET ASSET VALUE, BEGINNING OF PERIOD	$56.16	$57.01		$50.11	$39.79	$35.48	$35.34	$31.13

INCOME FROM OPERATIONS:
Net investment income(b)	0.62	1.09		0.90	0.81	0.69	0.41	0.68
Net realized and unrealized gain/(loss)	1.27	(0.84)		6.90	10.35	4.35	0.18	4.14

Total from investment operations	1.89	0.25		7.80	11.16	5.04	0.59	4.82

DISTRIBUTIONS:
From net investment income	(0.62)	(1.10)		(0.90)	(0.84)	(0.71)	(0.45)	(0.61)
From tax return of capital	–	–		–	–	(0.02)	–	–

Total distributions	(0.62)	(1.10)		(0.90)	(0.84)	(0.73)	(0.45)	(0.61)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.27	(0.85)		6.90	10.32	4.31	0.14	4.21

NET ASSET VALUE, END OF PERIOD	$57.43	$56.16		$57.01	$50.11	$39.79	$35.48	$35.34

TOTAL RETURN(c)	3.42%	0.48%		15.71%	28.41%	14.35%	1.67%	15.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$137,839	$140,407		$139,686	$110,245	$75,592	$62,091	$53,012

Ratio of expenses excluding waiver/reimbursement to average net assets	0.37%(d)	0.37%		0.37%	0.37%	0.37%	0.37%(d)	0.37%
Ratio of expenses including waiver/reimbursement to average net assets	0.15%(d)	0.21%	(e)	0.34%	0.34%	0.34%	0.34%(d)	0.34%
Ratio of net investment income excluding waiver/reimbursement to average net assets	2.04%(d)	1.78%		1.67%	1.77%	1.76%	1.22%(d)	2.11%
Ratio of net investment income including waiver/reimbursement to average net assets	2.26%(d)	1.94%	(e)	1.70%	1.80%	1.79%	1.25%(d)	2.14%
Portfolio turnover rate(f)	3%	6%		3%	2%	4%	4%	7%

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(b)	Based on average shares outstanding during the period.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Contractual expense limitation change from 0.34% to 0.15% effective April 1, 2015.
(f)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

8  |  May 31, 2016

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2016, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Equal Sector Weight ETF (the “Fund”). The investment objective of the Fund is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Bank of America Securities - Merrill Lynch Equal Sector Weight Index (the “Underlying Index”). The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U. S. GAAP”). The preparation of financial statements in conformity with U. S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U. S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p. m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

9  |  May 31, 2016

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Exchange Traded Funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of inputs used to value the Fund’s investments at May 31, 2016:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange Traded Funds	$137,773,681	$–	$–	$137,773,681
Short Term Investments	82,893	–	–	82,893

TOTAL	$137,856,574	$–	$–	$137,856,574

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

10  |  May 31, 2016

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U. S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2016.

The tax character of the distributions paid during the fiscal year ended November 30, 2015 was as follows:

Ordinary Income

November 30, 2015
ALPS Equal Sector Weight ETF	$2,761,711

At November 30, 2015, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Fund	Short-Term	Long-Term

ALPS Equal Sector Weight ETF	$166,823	$9,114

As of May 31, 2016, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross appreciation (excess of value over tax cost)	$26,457,557
Gross depreciation (excess of tax cost over value)	(3,014,059)

Net unrealized appreciation (depreciation)	23,443,498

Cost of investments for income tax purposes	$114,413,076

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U. S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.37% of the Fund’s average daily net assets.

Effective April 1, 2016 the Adviser has agreed to waive 0.19% of its annual unitary fee payable by the Fund until at least March 31, 2017. This waiver may only be terminated by the Fund’s Board of Trustees prior to such date.

ALPS Portfolio Solutions Distributor, Inc. (“APSD”) is both the distributor for the Fund as well as the Select Sector SPDR exchange traded funds (“Underlying Sector ETFs”) that the Fund invests in. As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by APSD from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as APSD acts as the distributor to the Fund and the Underlying Sector ETFs. Such reimbursement is generally expected to equal 0.03% annually.

11  |  May 31, 2016

ALPS Equal Sector Weight ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales

ALPS Equal Sector Weight ETF	$4,584,891	$4,583,930

For the six months ended May 31, 2016 , the cost in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

ALPS Equal Sector Weight ETF	$0	$5,139,766

The ALPS Equal Sector Weight ETF had in-kind net realized gain/(loss) of $1,392,423.

Gains on in-kind transactions are generally not considered taxable gains for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

12  |  May 31, 2016

ALPS Equal Sector Weight ETF
Additional Information	May 31, 2016 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www. sec. gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www. sec. gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D. C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2015:

	Qualified Dividend Income	Dividend Received Deduction

ALPS Equal Sector Weight ETF	100.00%	100.00%

In early 2016, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2015 via Form 1099. The Fund will notify shareholders in early 2017 of amounts paid to them by the Fund, if any, during the calendar year 2016.

LICENSING AGREEMENT

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch” or the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Advisor”) to allow the Advisor’s use of the Underlying Index of the ALPS Equal Sector Weight ETF (the “Fund”). The following disclosure relates to the Licensor:

The Fund is not issued, sponsored, endorsed, sold or promoted by Merrill Lynch or its affiliates (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Bank of America Securities Merrill Lynch Equal Sector Weight Index (“Index”) to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Advisor does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Advisor shall have no liability for any errors, omissions or interruptions therein. The Advisor makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Advisor makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Advisor have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

13  |  May 31, 2016

May 31, 2016

semi-annual
REPORT

Sprott Gold Miners ETF (NYSE ARCA: SGDM)

Sprott Junior Gold Miners ETF (NYSE ARCA: SGDJ)

Sprott Buzz Social Media Insights ETF (NYSE ARCA: BUZ)

An ALPS Advisors Solution

ALPS
A DST Company

table of

CONTENTS

Performance Overview

Sprott Gold Miners ETF	1

Sprott Junior Gold Miners ETF	3

Sprott BUZZ Social Media Insights ETF	5

Disclosure of Fund Expenses	7

Financial Statements

Schedules of Investments

Sprott Gold Miners ETF	8

Sprott Junior Gold Miners ETF	9

Sprott BUZZ Social Media Insights ETF	10

Statements of Assets and Liabilities	11

Statements of Operations	12

Statements of Changes in Net Assets

Sprott Gold Miners ETF	13

Sprott Junior Gold Miners ETF	14

Sprott BUZZ Social Media Insights ETF	15

Financial Highlights	16

Notes to Financial Statements	19

Additional Information	26

Board Considerations Regarding Approval of Investment Advisory Agreement	29

www.alpsfunds.com

Sprott Gold Miners ETF
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

Sprott Gold Miners ETF (the “Fund”) employs a “passive management”—or indexing—investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Sprott Zacks Gold Miners Index (the “Underlying Index”).

The Underlying Index was created by Zacks Index Services to provide a means of generally tracking the performance of gold and silver mining companies whose stocks are traded on major U.S. exchanges. The Underlying Index uses a transparent, rules-based methodology that is designed to identify 25 gold stocks with the highest beta† to the spot price of gold, with each stock’s weighting in the index adjusted based on its quarterly revenue growth on a year-over-year basis and the quality of its balance sheet, as measured by long-term debt to equity. The Underlying Index is rebalanced on a quarterly basis to incorporate the latest financial data into the screening process. The Underlying Index may also invest to a lesser degree in silver companies that meet the above criteria.

Performance (as of May 31, 2016)

	6 Months	1 Year	Since Inception^
Sprott Gold Miners ETF - NAV	63.20%	20.74%	-8.35%
Sprott Gold Miners ETF - Market Price*	63.15%	20.73%	-8.33%
Sprott Zacks Gold Miners Total Return Index	64.03%	21.66%	-7.63%

Total Expense Ratio (per the current prospectus) 0.57%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.215.1425.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

†	Beta is defined as a sensitivity measure based on regression against the spot gold price movement during the trailing 36 months.

^	The Fund’s Commencement date was July 15, 2014.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Sprott Zacks Gold Miners Total Return Index is comprised of approximately 25 stocks selected, based on investment and other criteria, from a universe of gold and silver mining companies whose stock is listed on a major U.S. exchange. The stocks are selected using a proprietary, quantitative rules-based methodology developed by Zacks Index Services. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is concentrated in the gold and silver mining industry. As a result, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments.

Funds that emphasize investments in small-cap and mid-cap companies will generally experience greater price volatility.

Funds investing in foreign and emerging markets will also generally experience greater price volatility.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Sprott Gold Miners ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Sprott Gold Miners ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Sprott or Zacks Index Services, a division of Zacks Investment Management.

1  |  May 31, 2016

Sprott Gold Miners ETF
Performance Overview	May 31, 2016 (Unaudited)

Top 10 Holdings* (as of May 31, 2016)

Randgold Resources Ltd., ADR	15.73%
Agnico Eagle Mines Ltd.	15.54%
Goldcorp, Inc.	15.22%
Royal Gold, Inc.	4.94%
Barrick Gold Corp.	4.38%
Yamana Gold, Inc.	4.18%
AngloGold Ashanti Ltd., Sponsored ADR	4.00%
Kinross Gold Corp.	3.74%
Alamos Gold, Inc., Class A	3.44%
Pan American Silver Corp.	2.80%
Total % of Top 10 Holdings	73.97%

*	% of Total Investments.

Future holdings are subject to change.

Country Allocation* (as of May 31, 2016)

Canada	66.05%
Jersey	15.73%
South Africa	11.23%
United States	6.99%
Total	100.00%

Growth of $10,000 (as of May 31, 2016)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2016

Sprott Junior Gold Miners ETF
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

Sprott Junior Gold Miners ETF (the “Fund”) employs a “passive management”—or indexing—investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Sprott Zacks Junior Gold Miners Index (the “Underlying Index”).

The Underlying Index was created by Zacks Index Services to provide a means of generally tracking the performance of “junior” gold and silver mining companies whose stocks are traded on major U.S. or Canadian exchanges. Junior companies include early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce gold or silver. The Underlying Index uses a transparent, rules-based methodology that is designed to identify between 30 to 40 junior gold stocks with market capitalization between $250 million and $2 billion. Excluding companies with market capitalization below $250 million aims to exclude very early stage exploration companies whose historical success rate is low. Each stock’s weighting in the Underlying Index is adjusted based on 2 company factors: 1) Revenue Growth and 2) Price Momentum. The Underlying Index is reconstituted on a semi-annual basis, in November and May, to incorporate the latest factor scores into the selection and weighting process. The Underlying Index can also invest to a lesser degree in junior silver companies that meet the above criteria.

Performance (as of May 31, 2016)

	6 Months	1 Year	Since Inception^
Sprott Junior Gold Miners ETF - NAV	68.12%	20.96%	30.57%
Sprott Junior Gold Miners ETF - Market Price*	68.10%	20.85%	30.50%
Sprott Zacks Junior Gold Miners Total Return Index	69.13%	22.20%	31.88%

Total Expense Ratio (per the current prospectus) 0.57%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.215.1425.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund’s Commencement date was March 31, 2015. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Sprott Zacks Junior Gold Miners Total Return Index is comprised of between 30 to 40 stocks selected, based on investment and other criteria, from a universe of gold and silver mining companies whose stocks are listed on a major U.S. or Canadian exchange. The stocks are selected using a proprietary, quantitative rules-based methodology developed by Zacks Index Services. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is concentrated in the gold and silver mining industry. As a result, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments.

Funds that emphasize investments in small-cap and mid-cap companies will generally experience greater price volatility. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable. These companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth.

Funds investing in foreign and emerging markets will also generally experience greater price volatility.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Sprott Junior Gold Miners ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Sprott Junior Gold Miners ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Sprott or Zacks Index Services, a division of Zacks Investment Management.

3  |  May 31, 2016

Sprott Junior Gold Miners ETF
Performance Overview	May 31, 2016 (Unaudited)

Top 10 Holdings* (as of May 31, 2016)

Alamos Gold, Inc., Class A	8.99%
B2Gold Corp.	8.54%
Endeavour Mining Corp.	6.04%
IAMGOLD Corp.	4.94%
First Majestic Silver Corp.	4.90%
Kirkland Lake Gold, Inc.	4.88%
Osisko Gold Royalties Ltd.	4.68%
Guyana Goldfields, Inc.	4.50%
SEMAFO, Inc.	4.44%
Coeur Mining, Inc.	3.79%
Total % of Top 10 Holdings	55.70%

*	% of Total Investments.

Future holdings are subject to change.

Country Allocation* (as of May 31, 2016)

Canada	89.73%
South Africa	2.51%
United States	7.76%
Total	100.00%

Growth of $10,000 (as of May 31, 2016)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4  |  May 31, 2016

Sprott BUZZ Social Media Insights ETF
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

Sprott BUZZ Social Media Insights ETF (the “Fund”) employs a “passive management” – or indexing – investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the BUZZ Social Media Insights Index (the “Underlying Index”).

The Underlying Index was created by BUZZ Indexes Inc. (“Index Provider”) to provide a means of generally tracking the performance of a select subset of U.S. companies which are selected by analyzing unstructured data from the social media landscape with the intention to identify those stocks which rank highest in terms of bullish perception and breadth of discussion. The methodology factors insights based on brand and investor perception while incorporating user reliability and influence considerations. The 25 companies with the highest “positive insight” rankings, which meet certain market capitalization and average daily trading volume requirements, will be selected for inclusion in the Underlying Index and will be weighted based on a proprietary scoring model.

Performance (as of May 31, 2016)

Since Inception^
Sprott BUZZ Social Media Insights ETF - NAV	-3.66%
Sprott BUZZ Social Media Insights - Market Price*	-3.62%
BUZZ Social Media Insights Total Return Index	-3.62%

Total Expense Ratio (per the current prospectus) 0.75%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.215.1425.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund’s Commencement date was April 19, 2016. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Fund is new with limited operating history.

BUZZ Social Media Insights Index is comprised of 25 stocks with the highest “positive insight” rankings, which meet certain market capitalization and average daily trading volume requirements. The stocks are selected for inclusion in the Underlying Index and are weighted based on a proprietary, quantitative rules-driven methodology developed by BUZZ Indexes Inc.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

Funds that invest in securities of medium capitalization companies involve greater risk than customarily is associated with investing in larger, more established companies. A medium capitalization company is defined as a company with a market capitalization between $2 billion and $10 billion. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Sprott BUZZ Social Media Insights ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Sprott BUZZ Social Media Insights ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Sprott Asset Management LP or BUZZ Indexes Inc.

5  |  May 31, 2016

Sprott BUZZ Social Media Insights ETF
Performance Overview	May 31, 2016 (Unaudited)

Top 10 Holdings* (as of May 31, 2016)

Alphabet, Inc., Class A	13.07%
Apple, Inc.	8.89%
The Walt Disney Co.	7.08%
Valeant Pharmaceuticals International, Inc.	5.47%
AbbVie, Inc.	4.98%
Gilead Sciences, Inc.	4.97%
Sprint Corp.	4.87%
Tesla Motors, Inc.	4.86%
Alcoa, Inc.	4.77%
Twitter, Inc.	4.72%
Total % of Top 10 Holdings	63.68%

Sector Allocation* (as of May 31, 2016)

Information Technology	31.99%
Health Care	26.42%
Consumer Discretionary	23.24%
Telecommunication Services	6.07%
Materials	4.77%
Energy	3.78%
Industrials	1.93%
Consumer Staples	1.72%
Money Market Fund	0.08%
Total	100.00%

*	% of Total Investments.

Future holdings are subject to change.

6  |  May 31, 2016

Sprott ETFs
Disclosure of Fund Expenses	May 31, 2016 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2016.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expense Ratio(a)	Expenses Paid During Period 12/1/15 - 5/31/16(b)
Sprott Gold Miners ETF
Actual	$1,000.00	$1,632.00	0.57%	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	0.57%	$2.88
Sprott Junior Gold Miners ETF
Actual	$1,000.00	$1,681.20	0.57%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	0.57%	$2.88
Sprott BUZZ Social Media Insights ETF
Actual(c)	$1,000.00	$963.40	0.75%	$0.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	0.75%	$3.79

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

(c)

The ALPS Sprott BUZZ Social Media Insights ETF commenced operations on April 19, 2016. Actual expenses on the Fund is equal to the Fund’s annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days since the Fund launched (43), divided by 366.

7  |  May 31, 2016

Sprott Gold Miners ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.90%)
Gold Mining (90.05%)
Agnico Eagle Mines Ltd.	598,678	$26,892,616
Alamos Gold, Inc., Class A	929,522	5,948,941
AngloGold Ashanti Ltd., Sponsored ADR(a)	515,924	6,928,859
Asanko Gold, Inc.(a)	669,584	2,182,844
B2Gold Corp.(a)	2,433,684	4,429,305
Barrick Gold Corp.	451,540	7,572,326
Gold Fields Ltd., Sponsored ADR	1,187,914	4,181,457
Goldcorp, Inc.	1,565,628	26,333,863
Harmony Gold Mining Co. Ltd., Sponsored ADR(a)	1,331,616	4,074,745
IAMGOLD Corp.(a)	768,993	2,506,917
Kinross Gold Corp.(a)	1,518,414	6,468,444
NOVAGOLD RESOURCES, Inc.(a)	568,976	3,061,091
Randgold Resources Ltd., ADR	322,947	27,227,661
Richmont Mines, Inc.(a)	452,914	3,537,258
Royal Gold, Inc.	152,288	8,547,925
Sandstorm Gold Ltd.(a)	713,537	2,561,598
Seabridge Gold, Inc.(a)	166,710	2,005,521
Sibanye Gold Ltd., Sponsored ADR	362,777	4,248,119
Yamana Gold, Inc.	1,728,731	7,226,096

Total Gold Mining		155,935,586

Silver Mining (9.85%)
Coeur Mining, Inc.(a)	459,096	3,456,993
Endeavour Silver Corp.(a)	626,834	1,943,185
First Majestic Silver Corp.(a)	343,548	3,579,770
Fortuna Silver Mines, Inc.(a)	278,651	1,552,086
Pan American Silver Corp.	342,689	4,845,623
Silver Standard Resources, Inc.(a)	185,080	1,671,272

Total Silver Mining		17,048,929

TOTAL COMMON STOCKS (Cost $160,995,745)		172,984,515

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.05%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.374%	84,174	84,174

TOTAL SHORT TERM INVESTMENTS (Cost $84,174)			84,174

TOTAL INVESTMENTS (99.95%) (Cost $161,079,919)			$173,068,689

NET OTHER ASSETS AND LIABILITIES (0.05%)			87,281

NET ASSETS (100.00%)			$173,155,970

(a)	Non-income producing security.

See Notes to Financial Statements.

8  |  May 31, 2016

Sprott Junior Gold Miners ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (100.03%)
Gold Mining (80.15%)
Alacer Gold Corp.(a)	473,034	$1,071,347
Alamos Gold, Inc., Class A	555,076	3,552,486
Argonaut Gold, Inc.(a)	215,962	423,245
Asanko Gold, Inc.(a)	142,912	464,258
B2Gold Corp.(a)	1,828,747	3,374,818
Belo Sun Mining Corp.(a)	286,139	189,836
Centerra Gold, Inc.	176,175	921,616
China Gold International Resources Corp., Ltd.(a)	596,267	986,693
Continental Gold, Inc.(a)	99,912	188,952
Endeavour Mining Corp.(a)	174,910	2,386,197
Guyana Goldfields, Inc.(a)	313,625	1,779,365
Harmony Gold Mining Co. Ltd., Sponsored ADR(a)	323,925	991,210
IAMGOLD Corp.(a)	598,714	1,951,808
Kirkland Lake Gold, Inc.(a)	246,896	1,929,831
Klondex Mines Ltd.(a)	218,370	746,023
Newmarket Gold, Inc.(a)	389,212	1,044,745
NOVAGOLD RESOURCES, Inc.(a)	243,430	1,309,653
Osisko Gold Royalties Ltd.	157,364	1,848,023
Premier Gold Mines Ltd.(a)	137,390	319,548
Pretium Resources, Inc.(a)	136,172	992,694
Primero Mining Corp.(a)	116,163	197,477
Richmont Mines, Inc.(a)	84,680	658,662
Sandstorm Gold Ltd.(a)	209,032	750,425
Seabridge Gold, Inc.(a)	38,669	465,188
SEMAFO, Inc.(a)	458,165	1,753,909
Teranga Gold Corp.(a)	563,717	399,784
Torex Gold Resources, Inc.(a)	561,357	809,063

Total Gold Mining		31,506,856

Precious Metal Mining (0.67%)
Great Panther Silver(a)	187,401	262,362

Total Precious Metal Mining		262,362

Silver Mining (19.21%)
Coeur Mining, Inc.(a)	198,900	1,497,717
Endeavour Silver Corp.(a)	142,621	442,125
First Majestic Silver Corp.(a)	185,729	1,935,296
Fortuna Silver Mines, Inc.(a)	169,141	942,115
Hecla Mining Co.	335,770	1,363,226
MAG Silver Corp.(a)	32,380	396,309
Silver Standard Resources, Inc.(a)	70,022	632,299
Silvercorp Metals, Inc.	205,218	341,156

Total Silver Mining		7,550,243

TOTAL COMMON STOCKS (Cost $37,377,173)		39,319,461

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.53%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.374%	206,403	$206,403

TOTAL SHORT TERM INVESTMENTS (Cost $206,403)			206,403

TOTAL INVESTMENTS (100.56%) (Cost $37,583,576)			$39,525,864

NET LIABILITIES LESS OTHER ASSETS (-0.56%)			(218,049)

NET ASSETS (100.00%)			$39,307,815

(a)	Non-income producing security.

See Notes to Financial Statements.

9  |  May 31, 2016

Sprott BUZZ Social Media Insights ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.91%)
Consumer Discretionary (23.24%)
Ford Motor Co.	13,298	$179,390
General Motors Co.	2,510	78,513
NIKE, Inc., Class B	1,196	66,043
Sirius XM Holdings, Inc.(a)	55,560	223,351
Tesla Motors, Inc.(a)	1,056	235,731
The Walt Disney Co.	3,457	343,004

Total Consumer Discretionary		1,126,032

Consumer Staples (1.72%)
Altria Group, Inc.	1,311	83,432

Total Consumer Staples		83,432

Energy (3.78%)
Kinder Morgan, Inc./DE	10,139	183,313

Total Energy		183,313

Health Care (26.42%)
AbbVie, Inc.	3,836	241,400
Biogen, Inc.(a)	215	62,292
Celgene Corp.(a)	1,960	206,819
Gilead Sciences, Inc.	2,769	241,069
Johnson & Johnson	954	107,506
OPKO Health, Inc.(a)	14,668	155,921
Valeant Pharmaceuticals International, Inc.(a)	9,315	265,012

Total Health Care		1,280,019

Industrials (1.93%)
The Boeing Co.	742	93,603

Total Industrials		93,603

Information Technology (31.98%)
Alphabet, Inc., Class A(a)	846	633,527
Apple, Inc.	4,316	430,996
Facebook, Inc., Class A(a)	480	57,029
Intel Corp.	4,198	132,615
Twitter, Inc.(a)	15,024	228,665
Yahoo!, Inc.(a)	1,767	67,040

Total Information Technology		1,549,872

Materials (4.77%)
Alcoa, Inc.	24,940	231,194

Total Materials		231,194

Telecommunication Services (6.07%)
AT&T, Inc.	1,485	58,137
Sprint Corp.(a)	62,146	236,155

Total Telecommunication Services		294,292

TOTAL COMMON STOCKS (Cost $4,915,684)		4,841,757

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.08%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.374%	4,005	$4,005

TOTAL SHORT TERM INVESTMENTS (Cost $4,005)			4,005

TOTAL INVESTMENTS (99.99%) (Cost $4,919,689)			$4,845,762

NET OTHER ASSETS AND LIABILITIES (0.01%)			354

NET ASSETS (100.00%)			$4,846,116

(a)	Non-income producing security.

See Notes to Financial Statements.

10  |  May 31, 2016

Sprott ETFs
Statements of Assets and Liabilities	May 31, 2016 (Unaudited)

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF	Sprott BUZZ Social Media Insights ETF

ASSETS:
Investments, at value	$173,068,689	$39,525,864	$4,845,762
Receivable for investments sold	2,086,147	–	–
Foreign tax reclaims	79,535	1,355	–
Dividends receivable	103,078	10,323	3,370

Total Assets	175,337,449	39,537,542	4,849,132

LIABILITIES:
Foreign cash due to custodian (Cost $–, $210,368 and $–)	$–	$208,397	$–
Payable for shares redeemed	2,086,216	–	–
Payable to adviser	95,263	21,330	3,016

Total Liabilities	2,181,479	229,727	3,016

NET ASSETS	$173,155,970	$39,307,815	$4,846,116

NET ASSETS CONSIST OF:
Paid-in capital	$180,414,686	$30,968,942	$4,988,170
Accumulated net investment income/(loss)	(365,305)	(95,765)	4,914
Accumulated net realized gain/(loss)	(18,882,181)	6,490,534	(73,041)
Net unrealized appreciation/(depreciation)	11,988,770	1,944,104	(73,927)

NET ASSETS	$173,155,970	$39,307,815	$4,846,116

INVESTMENTS, AT COST	$161,079,919	$37,583,576	$4,919,689

PRICING OF SHARES
Net Assets	$173,155,970	$39,307,815	$4,846,116
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	8,300,000	1,200,000	200,002
Net Asset Value, offering and redemption price per share	$20.86	$32.76	$24.23

See Notes to Financial Statements.

11  |  May 31, 2016

Sprott ETFs
Statements of Operations	For the Six Months Ended May 31, 2016 (Unaudited)

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF	Sprott BUZZ Social Media Insights ETF(a)

INVESTMENT INCOME:
Dividends(b)	$563,851	$137,805	$8,549

Total Investment Income	563,851	137,805	8,549

EXPENSES:
Investment adviser fees	412,275	89,106	3,635

Total Expense	412,275	89,106	3,635

NET INVESTMENT INCOME	151,576	48,699	4,914

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments	13,206,099	11,168,488	(73,041)
Net realized loss on foreign currency transactions	–	(3,626)	–
Net change in unrealized appreciation/(depreciation) on investments	54,416,532	3,525,175	(73,927)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	–	(549)	–

NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS	67,622,631	14,689,488	(146,968)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,774,207	$14,738,187	$(142,054)

(a)	The Sprott BUZZ Social Media Insights ETF commenced operations on April 19, 2016.
(b)	Net of foreign tax withholding in the amounts of $67,794, $25,141 and $0 respectively.

See Notes to Financial Statements.

12  |  May 31, 2016

Sprott Gold Miners ETF
Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	May 31, 2016	November 30,
	(Unaudited)	2015(a)

OPERATIONS:
Net investment income	$151,576	$911,400
Net realized gain/(loss) (a)	13,206,099	(30,480,573)
Net change in unrealized appreciation/(depreciation) (a)	54,416,532	(28,677,091)

Net increase/(decrease) in net assets resulting from operations	67,774,207	(58,246,264)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,513,542)	(277,011)

Total distributions	(1,513,542)	(277,011)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	86,338,824	151,779,023
Cost of shares redeemed	(91,601,122)	(70,053,767)

Net increase/(decrease) from capital share transactions	(5,262,298)	81,725,256

Net increase in net assets	60,998,367	23,201,981

NET ASSETS:
Beginning of period	112,157,603	88,955,622

End of period *	$173,155,970	$112,157,603

*Including accumulated net investment income/(loss) of:	$(365,305)	$996,661

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	8,650,000	5,100,002
Shares sold	4,150,000	7,800,000
Shares redeemed	(4,500,000)	(4,250,002)

Shares outstanding, end of period	8,300,000	8,650,000

(a)

Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements.

13  |  May 31, 2016

Sprott Junior Gold Miners ETF
Statement of Changes in Net Assets

		For the Period
		March 31, 2015
	For the Six	(Commencement
	Months Ended	of Operations) to
	May 31, 2016	November 30,
	(Unaudited)	2015(a)

OPERATIONS:
Net investment income	$48,699	$37,732
Net realized gain/(loss) (a)	11,164,862	(4,019,269)
Net change in unrealized appreciation/(depreciation) (a)	3,524,626	(1,580,522)

Net increase/(decrease) in net assets resulting from operations	14,738,187	(5,562,059)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(195,292)	–

Total distributions	(195,292)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	32,712,458	33,407,426
Cost of shares redeemed	(31,526,466)	(4,266,439)

Net increase from capital share transactions	1,185,992	29,140,988

Net increase in net assets	15,728,887	23,578,928

NET ASSETS:
Beginning of period	23,578,928	–

End of period *	$39,307,815	$23,578,928

*Including accumulated net investment income/(loss) of:	$(95,765)	$50,828

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,200,000	–
Shares sold	950,000	1,350,002
Shares redeemed	(950,000)	(150,00)

Shares outstanding, end of period	1,200,000	1,200,000

(a)

Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements.

14  |  May 31, 2016

Sprott BUZZ Social Media Insights ETF
Statement of Changes in Net Assets

For the Period April 19, 2016 (Commencement of Operations) to May 31, 2016

OPERATIONS:
Net investment income	$4,914
Net realized loss	(73,041)
Net change in unrealized depreciation	(73,927)

Net decrease in net assets resulting from operations	(142,054)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,988,170

Net increase from capital share transactions	4,988,170

Net increase in net assets	4,846,116

NET ASSETS:
Beginning of period	–

End of period *	$4,846,116

*Including accumulated net investment income of:	$4,914

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	200,002

Shares outstanding, end of period	200,002

See Notes to Financial Statements.

15  |  May 31, 2016

Sprott Gold Miners ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015	For the Period July 15, 2014 (Commencement of Operations) to November 30, 2014

NET ASSET VALUE, BEGINNING OF PERIOD	$12.97	$17.44	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.02	0.10	0.02
Net realized and unrealized gain/(loss)	8.06	(4.52)	(7.58)

Total from investment operations	8.08	(4.42)	(7.56)

DISTRIBUTIONS:
From net investment income	(0.19)	(0.05)	–

Total distributions	(0.19)	(0.05)	–

Net increase/(decrease) in net asset value	7.89	(4.47)	(7.56)

NET ASSET VALUE, END OF PERIOD	$20.86	$12.97	$17.44

TOTAL RETURN(b)	63 .20%	(25.44)%	(30.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$173,156	$112,158	$88,956

Ratio of expenses to average net assets	0.57%(c)	0.57%	0.57%(c)
Ratio of net investment income to average net assets	0.21%(c)	0.61%	0.31%(c)
Portfolio turnover rate(d)	37%	78%	36%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

16  |  May 31, 2016

Sprott Junior Gold Miners ETF
Financial Highlights	For a Share Outstanding Throughout the Period Presented

		For the Period
		March 31, 2015
	For the	(Commencement
	Six Months Ended	of Operations) to
	May 31, 2016	November 30,
	(Unaudited)	2015

NET ASSET VALUE, BEGINNING OF PERIOD	$19.65	$24.18

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.04	0.04
Net realized and unrealized gain/(loss)	13.23	(4.57)

Total from investment operations	13.27	(4.53)

DISTRIBUTIONS:
From net investment income	(0.16)	–

Total distributions	(0.16)	–

Net increase/(decrease) in net asset value	13.11	(4.53)

NET ASSET VALUE, END OF PERIOD	$32.76	$19.65

TOTAL RETURN(b)	68.12%	(18.73)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$39,308	$23,579

Ratio of expenses to average net assets	0.57%(c)	0.57%(c)
Ratio of net investment income to average net assets	0.31%(c)	0.29%(c)
Portfolio turnover rate(d)	35%	71%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

17  |  May 31, 2016

Sprott BUZZ Social Media Insights ETF
Financial Highlights	For a Share Outstanding Throughout the Period Presented

For the Period
April 19, 2016
(Commencement
of Operations) to
May 31, 2016

NET ASSET VALUE, BEGINNING OF PERIOD	$25.15

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.03
Net realized and unrealized loss	(0.95)

Total from investment operations	(0.92)

Net decrease in net asset value	(0.92)

NET ASSET VALUE, END OF PERIOD	$24.23

TOTAL RETURN(b)	(3.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$4,846

Ratio of expenses to average net assets	0.75%(c)
Ratio of net investment income to average net assets	1.01%(c)
Portfolio turnover rate(d)	27%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

18  |  May 31, 2016

Sprott ETFs
Notes to Financial Statements	May 31, 2016 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2016, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Sprott Gold Miners ETF, the Sprott Junior Gold Miners ETF, and the Sprott BUZZ Social Media Insights ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Sprott Gold Miners ETF is to seek investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Sprott Zacks Gold Miners Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Sprott Gold Miners ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the Sprott Junior Gold Miners ETF is to seek investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Sprott Zacks Junior Gold Miners Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Sprott Junior Gold Miners ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the Sprott BUZZ Social Media Insights ETF is to seek investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the BUZZ Social Media Insights Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Sprott BUZZ Social Media Insights ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Sprott BUZZ Social Media Insights ETF commenced operations on April 19, 2016.

The Funds’ Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

19  |  May 31, 2016

Sprott ETFs
Notes to Financial Statements	May 31, 2016 (Unaudited)

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

20  |  May 31, 2016

Sprott ETFs
Notes to Financial Statements	May 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments at May 31, 2016:

Sprott Gold Miners ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$172,984,515	$–	$–	$172,984,515
Short Term Investments	84,174	–	–	84,174

TOTAL	$173,068,689	$–	$–	$173,068,689

Sprott Junior Gold Miners ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$39,319,461	$–	$–	$39,319,461
Short Term Investments	206,403	–	–	206,403

TOTAL	$39,525,864	$–	$–	$39,525,864

Sprott BUZZ Social Media Insights ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$4,841,757	$–	$–	$4,841,757
Short Term Investments	4,005	–	–	4,005

TOTAL	$4,845,762	$–	$–	$4,845,762

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the six months ended May 31, 2016, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Gold and Silver Mining Industry Risk

The Underlying Indexes for the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF are concentrated in the gold and silver mining industry. As a result, these Funds will be sensitive to changes in, and their performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Competitive pressures may have a significant effect on the financial condition of such companies in the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so a Fund’s Share price may be more volatile than other types of investments. In times of significant inflation or great economic uncertainty, gold, silver and other precious metals may outperform traditional investments such as bonds and stocks. However, in times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect a Fund’s returns. The production and sale of precious metals by governments or central banks or other large holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the supply and prices of precious metals. Economic and political conditions in those countries that are the largest producers of gold may have a direct effect on the production and marketing of gold and on sales of central bank gold holdings. Some gold and precious metals mining operation companies may hedge their exposure to falls in gold and precious metals prices by selling forward future production, which may result in lower returns during periods when the price of gold and precious metals increases. The gold and precious metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations. If a natural disaster or other event with a significant economic impact occurs in a region where the companies in which each Fund invests operate, such disaster or event could negatively affect the profitability of such companies and, in turn, the Funds’ investment in them.

21  |  May 31, 2016

Sprott ETFs
Notes to Financial Statements	May 31, 2016 (Unaudited)

D. Social Media Analytics Risk

The Underlying Index for the Sprott BUZZ Social Media Insights ETF utilizes a rules-based quantitative methodology developed by BUZZ Indexes Inc. (the “Index Provider”), which is designed to identify the U.S. common stocks with the most “positive insights” collected from social media networks. The ability to invest based on social media analytics is relatively new and untested. “Social media” is an umbrella term that encompasses various activities that integrate technology, social interaction and content creation. Social media may use many technologies, including, but not limited to, blogs, microblogs, wikis, photos and video sharing, podcasts, social networking, and virtual worlds. Some examples of social media sites may include, but are not limited to, the following: Facebook, Twitter, LinkedIn, Digg, Reddit, RSS, blogs, Investopedia, stock forums, etc. Investing in companies based on social media analytics involves the potential for market manipulation because social media posts may be made with an intent to inflate, or otherwise manipulate, the public perception of a stock or other investment. Although the Underlying Index attempts to mitigate the potential for such market manipulation by employing screens to identify posts which may be computer generated or deceptive, and by employing market capitalization and trading volume criteria to remove small and penny-cap stocks which may be more likely targets for such manipulation, there is no guarantee that the Underlying Index’s model will successfully reduce such risk. Furthermore, text and sentiment analysis of social media postings may prove inaccurate; that is, high positive sentiment may not correlate with positive change in the value of a company’s stock and low positive or negative sentiment may not correlate with negative change in the value of a company’s stock. Additionally, as data suppliers for the Index Provider’s algorithm, social media companies are susceptible to the following risks which may disrupt the Index Provider’s ability to receive meaningful data from such sites: permanent cessation of operations, disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by social media companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of social media companies.

E. Foreign Investment Risk

The Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Funds will not enter into transactions to hedge against declines in the value of a Fund’s assets that are denominated in a foreign currency.

Countries with emerging markets may have relatively unstable governments and may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates.

F. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

G. Concentration Risk

Each Fund seeks to track its respective Underlying Index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. Based on the current composition of the Underlying Indexes, each Fund will be concentrated in the gold and silver mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in each Fund.

H. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

I. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

22  |  May 31, 2016

Sprott ETFs
Notes to Financial Statements	May 31, 2016 (Unaudited)

J. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2016.

The tax character of the distributions paid by the Sprott Gold Miners ETF during the fiscal year ended November 30, 2015 was as follows:

Ordinary Income

Sprott Gold Miners ETF	$277,011

As of the period ended November 30, 2015, the Sprott Junior Gold Miners ETF paid no distributions.

At November 30, 2015, the Funds had available for tax purposes unused capital loss carryforwards as follows:

Fund	Short-Term	Long-Term

Sprott Gold Miners ETF	$28,783,530	$2,705,264
Sprott Junior Gold Miners ETF	4,276,087	–

As of May 31, 2016, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Sprott Gold Miners	Sprott Junior Gold	Sprott BUZZ Social
	ETF	Miners ETF	Media Insights ETF

Gross appreciation (excess of value over tax cost)	$22,370,355	$4,081,387	$84,918
Gross depreciation (excess of tax cost over value)	(10,564,318)	(2,231,729)	(174,236)

Net unrealized appreciation (depreciation)	11,806,037	1,849,658	(89,318)

Cost of investments for income tax purposes	$161,262,652	$37,676,206	$4,935,080

The differences between book-basis and tax-basis are due to the deferral of losses from wash sales and Passive Foreign Investment Company (“PFIC”) adjustments.

K. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years for the Sprott Gold Miners ETF have incorporated no uncertain tax positions that require a provision for income taxes. Being that the Sprott Junior Gold Miners ETF commenced operations on March 31, 2015 and the Sprott BUZZ Social Media Insights ETF commenced operations on April 19, 2016, no tax returns have been filed for those Funds as of the date of this report.

23  |  May 31, 2016

Sprott ETFs
Notes to Financial Statements	May 31, 2016 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Funds’ investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary fee for the services and facilities it provides, payable on a monthly basis as a percentage of each Fund’s average daily net assets as set forth below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee

Sprott Gold Miners ETF	0.57%
Sprott Junior Gold Miners ETF	0.57%
Sprott BUZZ Social Media Insights ETF	0.75%

Out of the unitary management fee, the Adviser pays substantially all expenses for each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses, such as litigation, not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services for the Funds.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator to the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months or period ended May 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales

Sprott Gold Miners ETF	$61,995,956	$52,344,813
Sprott Junior Gold Miners ETF	16,239,163	11,088,683
Sprott BUZZ Social Media Insights ETF	1,299,627	1,298,407

For the six months or period ended May 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund		Sales

Sprott Gold Miners ETF	$86,346,447	$102,489,024
Sprott Junior Gold Miners ETF	32,729,814	36,779,615
Sprott BUZZ Social Media Insights ETF	4,987,505	–

The Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, and Sprott BUZZ Social Media Insights ETF had in-kind net realized gains of $22,220,754, $10,844,288 and $0, respectively.

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

24  |  May 31, 2016

Sprott ETFs
Notes to Financial Statements	May 31, 2016 (Unaudited)

6. RELATED PARTY TRANSACTIONS

Certain Funds of the Trust engaged in cross trades between each other during the six months ended May 31, 2016 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2016, was as follows:

			Realized gain/(loss)
Fund	Purchase cost paid	Sale proceeds received	on sales

Sprott Gold Miners ETF	$791,299	$820,489	$(27,469)
Sprott Junior Gold Miners ETF	$820,489	$791,299	$(57,473)

25  |  May 31, 2016

Sprott ETFs
Additional Information	May 31, 2016 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Funds designated the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2015:

	Qualified Dividend Income	Dividend Received Deduction
Sprott Gold Miners ETF	63.41%	9.53%
Sprott Junior Gold Miners ETF	21.29%	2.10%

In early 2016, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2015 via Form 1099. The Fund will notify shareholders in early 2017 of amounts paid to them by the Fund, if any, during the calendar year 2016.

LICENSING AGREEMENTS

Sprott Gold Miners ETF

Zacks Investment Management, Inc. (the “Licensor”) has entered into a license agreement with Sprott Asset Management LP (“Sprott”) to use the “Sprott” name and certain related intellectual property in connection with the underlying index, the Sprott Zacks Gold Miners Index (the “Underlying Index”) (the “Sprott License Agreement”). Pursuant to the Sprott License Agreement, Sprott in turn has entered into a sublicense agreement with ALPS Advisers, Inc. to use the Underlying Index (the “Sublicense Agreement”) in connection with the Sprott Gold Miners ETF (the “Product”).

The following disclosure relates to the Licensor and Sprott:

The Product(s) is not sponsored, endorsed, sold or promoted by ZACKS INVESTMENT MANAGEMENT, INC. (“Licensor”) Licensor makes no representation or warranty, express or implied, regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined and composed by Licensor without regard to the Licensee or the owners of the Product(s). Licensor has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining or composing the Index. Licensor shall not be liable to any person for any error in the Index nor shall it be under any obligation to advise any person of any error therein.

The Fund is not sponsored by Sprott. Sprott makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assume no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. Sprott has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Sprott is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Sprott has no obligation or liability in connection with the administration or trading of the Fund.

Sprott does not guarantee the accuracy and/or completeness of the Underlying Index or any data included therein, and Sprott shall have no liability for any errors, omissions, or interruptions therein. Sprott makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. Sprott makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the

26  |  May 31, 2016

Sprott ETFs
Additional Information	May 31, 2016 (Unaudited)

Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Sprott have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

Sprott Junior Gold Miners ETF

Zacks Investment Management, Inc. (the “Licensor”) has entered into a license agreement with Sprott Asset Management LP (“Sprott”) to use the “Sprott” name and certain related intellectual property in connection with the underlying index, the Sprott Zacks Junior Gold Miners Index (the “Underlying Index”) (the “Sprott License Agreement”). Pursuant to the Sprott License Agreement, Sprott in turn has entered into a sublicense agreement with ALPS Advisers, Inc. to use the Underlying Index (the “Sublicense Agreement”) in connection with the Sprott Junior Gold Miners ETF (the “Product”).

The following disclosure relates to the Licensor and Sprott:

The Product(s) is not sponsored, endorsed, sold or promoted by ZACKS INVESTMENT MANAGEMENT, INC. (“Licensor”) Licensor makes no representation or warranty, express or implied, regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined and composed by Licensor without regard to the Licensee or the owners of the Product(s). Licensor has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining or composing the Index. Licensor shall not be liable to any person for any error in the Index nor shall it be under any obligation to advise any person of any error therein.

The Fund is not sponsored by Sprott. Sprott makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assume no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. Sprott has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Sprott is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Sprott has no obligation or liability in connection with the administration or trading of the Fund.

Sprott does not guarantee the accuracy and/or completeness of the Underlying Index or any data included therein, and Sprott shall have no liability for any errors, omissions, or interruptions therein. Sprott makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. Sprott makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Sprott have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

Sprott BUZZ Social Media Insights ETF

BUZZ Social Media Insights Index (the “BUZZ Index”) is a product of BUZZ Indexes Inc. (“BUZZ Indexes”), and has been licensed to Sprott and its affiliates, who have sublicensed the BUZZ Index to ALPS Advisors, Inc. for use in connection with the Sprott BUZZ Social Media Insights ETF.

“BUZZ” is a trademark of BUZZ Indexes and “Sprott” is a trademark of Sprott Inc. and its affiliates, which have been licensed by ALPS Advisors, Inc. for use in connection with the BUZZ Index.

Sprott BUZZ Social Media Insights ETF is not sponsored, endorsed, sold or promoted by BUZZ Indexes, or its shareholders, or the licensor of the BUZZ Index, Sprott, and/or their respective affiliates and third party licensors. BUZZ Indexes makes no representation or warranty, express or implied, to the owners of the Sprott BUZZ Social Media Insights ETF or any member of the public regarding the advisability of investing in securities generally or in Sprott BUZZ Social Media Insights ETF, particularly or the ability of the BUZZ Index to track general market performance.

BUZZ Indexes’ only relationship to ALPS Advisors, Inc. with respect to the BUZZ Index is the licensing of the BUZZ Index and certain trademarks of BUZZ Indexes. The BUZZ Indexes are determined and composed by BUZZ Indexes without regard to ALPS Advisors, Inc. or the Sprott BUZZ Social Media Insights ETF. BUZZ Indexes has no obligation to take the needs of ALPS Advisors, Inc. or the owners of Sprott BUZZ Social Media Insights ETF into consideration in determining and composing the BUZZ Index.

BUZZ Indexes is not responsible for and has not participated in the determination of the prices of Sprott BUZZ Social Media Insights ETF or the timing of the issuance or sale of securities of Sprott BUZZ Social Media Insights ETF or in the determination or calculation of the equation by which Sprott BUZZ Social Media Insights ETF securities may be converted into cash, surrendered, or redeemed, as the case may be. BUZZ Indexes have no

27  |  May 31, 2016

Sprott ETFs
Additional Information	May 31, 2016 (Unaudited)

obligation or liability in connection with the administration, marketing or trading of Sprott BUZZ Social Media Insights ETF. There is no assurance that investment products based on the BUZZ Index will accurately track index performance or provide positive investment returns.

BUZZ Indexes is not an investment advisor and the inclusion of a security in the BUZZ Index is not a recommendation by BUZZ Indexes to buy, sell, or hold such security, nor should it be considered investment advice.

BUZZ INDEXES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE BUZZ INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS). BUZZ INDEXES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. BUZZ INDEXES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALPS ADVISORS, INC., OWNERS OF THE SPROTT BUZZ SOCIAL MEDIA INSIGHTS ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BUZZ INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL BUZZ INDEXES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN BUZZ INDEXES AND ALPS ADVISORS, INC., OTHER THAN THE LICENSORS OF BUZZ INDEXES.

The Fund is not sponsored by Sprott. Sprott makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assume no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. Sprott has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Sprott is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Sprott has no obligation or liability in connection with the administration or trading of the Fund.

Sprott does not guarantee the accuracy and/or completeness of the Underlying Index or any data included therein, and Sprott shall have no liability for any errors, omissions, or interruptions therein. Sprott makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. Sprott makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Sprott have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

28  |  May 31, 2016

Sprott ETFs
Board Considerations Regarding Approval of Investment Advisory Agreement	May 31, 2016 (Unaudited)

At an in-person meeting held on March 7, 2016 (the “Meeting”), the Board of Trustees of the Trust (the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “1940 Act”) (the “Independent Trustees”), evaluated a proposal to approve the Advisory Agreement (the “BUZ ETF Advisory Agreement”) between the Trust and ALPS Advisors, Inc. (the “Adviser”) with respect to the Sprott Buzz Social Media Insights ETF (the “BUZ ETF”). The Independent Trustees also met separately to consider the BUZ ETF Advisory Agreement.

The Trustees discussed the BUZ ETF Advisory Agreement with respect to the BUZ ETF. In evaluating the BUZ ETF Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the BUZ ETF, under the BUZ ETF Advisory Agreement; (ii) the advisory fees and other expenses proposed to be paid by the BUZ ETF compared to those of similar funds managed by other investment advisers; (iii) the expected profitability to the Adviser of its proposed advisory relationship with the BUZ ETF and reasonableness of compensation to the Adviser; (iv) the extent to which economies of scale would be realized if and as the BUZ ETF’s assets increase and whether the fee level in the BUZ ETF Advisory Agreement reflects these economies of scale; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the BUZ ETF Advisory Agreement, the Trustees considered and reviewed information concerning the services proposed to be provided under the BUZ ETF Advisory Agreement, the proposed investment parameters of the index for BUZ, financial information regarding the Adviser and its parent company, information describing the Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the BUZ ETF, the anticipated financial support of the BUZ ETF, and the nature and quality of services provided to other ETFs, open-end and closed-end funds sponsored by the Adviser. Based upon their review, the Trustees concluded that the Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the BUZ ETF are expected to be satisfactory.

For the BUZ ETF, with respect to the costs of services to be provided and profits to be realized by the Adviser, the Trustees considered the resources involved in managing the BUZ ETF as well as the fact that the Adviser agreed to pay all of the BUZ ETF’s expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the BUZ ETF’s business) out of the unitary advisory fee. Based on its review, the Trustees concluded that the expected profitability of the BUZ ETF to the Adviser was not unreasonable.

The Trustees also reviewed comparative fee and expense data provided by Broadridge regarding the BUZ ETF. With respect to the BUZ ETF, the Trustees noted the proposed advisory fee for services to be provided to the BUZ ETF by the Adviser was 0.75% of the BUZ ETF’s average daily net assets. The Trustees also considered that the advisory fee with respect to the BUZ ETF was a unitary one and that, as set forth above, the Adviser had agreed to pay all of the BUZ ETF’s expenses (except for interest expenses, marketing fees, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the BUZ ETF’s business) out of the unitary fee. The Trustees considered that, taking into account the impact of the BUZ ETF’s unitary advisory fee, the BUZ ETF’s expense ratio was slightly above the median of its Broadridge expense group. The Trustees also took into account the supplemental peer group selected by the Adviser, and the Adviser’s view that the supplemental peer group is more comparable to the BUZ ETF than the Broadridge group, and accorded such weight to the supplemental peer group data as they deemed appropriate. Based on the foregoing and the other information available to them, the Trustees concluded that the advisory fees for the BUZ ETF were reasonable under the circumstances and in light of the quality of services provided.

The Trustees also considered other benefits that may be realized by the Adviser from its relationship with the BUZ ETF and concluded that the advisory fees were reasonable taking into account such benefits.

The Trustees considered the extent to which economies of scale would be realized as the BUZ ETF grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the BUZ ETF investors. Because the BUZ ETF is newly organized, the Trustees reviewed the BUZ ETF’s proposed unitary advisory fee and anticipated expenses and determined to review economies of scale in the future when the BUZ ETF had attracted assets.

In voting to approve the BUZ ETF Advisory Agreement, the Trustees concluded that the terms of the BUZ ETF Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together.

29  |  May 31, 2016

May 31, 2016

EQLT WORKPLACE EQUALITY PORTFOLIO

2016 SEMI-ANNUAL REPORT

ALPS ETF TRUST

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	3

Financial Statements

Schedule of Investments	4

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Additional Information	15

www. alpsfunds. com

Workplace Equality Portfolio
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

The Workplace Equality Portfolio (the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Workplace Equality Index™ (the “Underlying Index”).

The Underlying Index is designed to provide a means of tracking the performance of companies which support workplace equality for lesbian, gay, bisexual and transgender (“LGBT”) employees. The Underlying Index consists of approximately 200 publicly traded stocks of U.S. and foreign companies which support equality for LGBT employees through their workplace practices, including non-discrimination policies regarding sexual orientation and gender identity and providing full benefits to for same-sex spouses, domestic partners and transgender individuals. The Underlying Index is compiled by Denver Investment Advisors LLC (“Denver Investments” or the “Index Provider”). The Index Provider uses publicly available lists and screening sources such as the National Gay & Lesbian Chamber of Commerce® Diversity Inc. Top 50®, Stonewall® or other screening sources, to identify companies with workplace policies that meet the Underlying Index’s criteria for equality for LGBT employees as described above (as well as market capitalization and liquidity requirements). The Index Provider also utilizes its own proprietary database for LGBT screening. The criteria are subject to change in response to changes in law.

Performance (as of May 31, 2016)

	6 Months	1 Year	Since Inception^
Workplace Equality Portfolio – NAV	1.01%	-2.04%	5.74%
Workplace Equality Portfolio – Market Price*	1.01%	-2.00%	5.76%
Workplace Equality IndexTM	1.45%	-1.27%	6.57%
S&P 500® Total Return Index	1.93%	1.72%	8.01%

Total Expense Ratio (per the current prospectus) 0.75%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.844.375.8383.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement date was February 25, 2014.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Workplace Equality IndexTM: an equal weighted index of companies that support lesbian, gay, bisexual and transgender (LGBT) equality in their workplace.

The S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect Fund performance.

The Fund invests in stocks of companies which meet the Index’s criteria for supporting workplace equality for LGBT employees. The trend of companies supporting workplace equality in this fashion is relatively recent, and there may be a limited number of companies which meet the Index’s criteria.

The Workplace Equality Portfolio is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Workplace Equality Portfolio.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Denver Investments.

1  |  May 31, 2016

Workplace Equality Portfolio
Performance Overview	May 31, 2016 (Unaudited)

Top 10 Holdings* (as of May 31, 2016)

Virgin America, Inc.	0.75%
St Jude Medical, Inc.	0.58%
NVIDIA Corp.	0.58%
Yelp, Inc.	0.51%
Boston Scientific Corp.	0.51%
Genworth Financial, Inc., Class A	0.50%
LinkedIn Corp., Class A	0.50%
Monsanto Co.	0.50%
Lexmark International, Inc., Class A	0.49%
Electronic Arts, Inc.	0.49%
Total % of Top 10 Holdings	5.41%

*	% of Total Investments.

Future holdings are subject to change.

  Sector Allocation* (as of May 31, 2016)

Financials	22.96%
Consumer Discretionary	20.82%
Information Technology	17.57%
Industrials	10.79%
Health Care	9.37%
Consumer Staples	8.39%
Materials	3.42%
Utilities	2.92%
Telecommunication Services	2.58%
Energy	0.82%
Money Market Fund	0.36%
Total	100.00%

Growth of $10,000 (as of May 31, 2016)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2016

Workplace Equality Portfolio
Disclosure of Fund Expenses	May 31, 2016 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2016.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account	Ending Account		Expenses Paid
	Value	Value	Expense	During Period
	12/1/15	5/31/16	Ratio(a)	12/1/15 - 5/31/16(b)
Workplace Equality Portfolio Fund
Actual	$ 1,000.00	$ 1,010.10	0.75%	$ 3.77
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.25	0.75%	$ 3.79

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

3  |  May 31, 2016

Workplace Equality Portfolio
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.67%)
Consumer Discretionary (20.83%)
Abercrombie & Fitch Co., Class A	1,397	$27,786
American Eagle Outfitters, Inc.	2,677	41,868
Aramark	1,405	46,772
Barnes & Noble Education, Inc.(a)	4,637	44,052
Barnes & Noble, Inc.	3,733	43,415
Best Buy Co., Inc.	1,378	44,330
Caesars Entertainment Corp.(a)	6,779	49,690
CBS Corp., Class B	819	45,209
Choice Hotels International, Inc.	869	39,435
Coach, Inc.	1,151	45,372
Comcast Corp., Class A	761	48,171
Darden Restaurants, Inc.	673	45,650
Ford Motor Co.	3,302	44,544
GameStop Corp., Class A	1,466	42,661
Gap, Inc.	1,486	26,733
General Motors Co.	1,391	43,510
Groupon, Inc.(a)	11,103	39,305
Hilton Worldwide Holdings, Inc.	2,086	43,347
The Home Depot, Inc.	344	45,449
Hyatt Hotels Corp., Class A(a)	947	43,477
InterContinental Hotels Group PLC, ADR	1,113	43,084
Interpublic Group of Cos., Inc.	2,066	49,377
L Brands, Inc.	511	35,029
Macy’s, Inc.	1,008	33,476
Marriott International, Inc., Class A	618	40,813
Mattel, Inc.	1,388	44,249
McDonald’s Corp.	360	43,942
MGM Resorts International(a)	2,117	48,373
Newell Rubbermaid, Inc.	1,042	49,693
NIKE, Inc., Class B	704	38,875
Nordstrom, Inc.	763	28,979
Office Depot, Inc.(a)	7,641	27,355
Outerwall, Inc.	1,188	49,005
Pearson PLC, Sponsored ADR	3,630	44,032
Royal Caribbean Cruises Ltd.	591	45,738
Sears Holdings Corp.(a)	2,890	38,321
Sirius XM Holdings, Inc.(a)	11,286	45,370
Sony Corp., Sponsored ADR	1,703	47,446
Staples, Inc.	4,498	39,582
Starbucks Corp.	751	41,222
Starwood Hotels & Resorts Worldwide, Inc.	578	42,443
Target Corp.	551	37,898
Tesla Motors, Inc.(a)	195	43,530
Thomson Reuters Corp.	1,156	48,610
Tiffany & Co.	632	39,159
Time Warner, Inc.	615	46,531
Time, Inc.	2,904	46,086
TJX Cos., Inc.	576	43,845
Viacom, Inc., Class B	1,072	47,565
Visteon Corp.	568	42,589
Walt Disney Co.	447	44,351
Whirlpool Corp.	251	43,830
Wyndham Worldwide Corp.	561	37,806

Security Description	Shares	Value

Consumer Discretionary (continued)
Wynn Resorts Ltd.	497	$47,801

Total Consumer Discretionary		2,296,781

Consumer Staples (8.39%)
Avon Products, Inc.	10,005	39,020
Brown-Forman Corp., Class B	455	44,622
Campbell Soup Co.	706	42,762
Clorox Co.	359	46,146
Coca-Cola Co.	971	43,307
Colgate-Palmolive Co.	637	44,851
ConAgra Foods, Inc.	1,050	47,985
CVS Health Corp.	440	42,438
Diageo PLC, Sponsored ADR	410	44,743
The Estee Lauder Cos., Inc., Class A	473	43,412
General Mills, Inc.	735	46,143
Hershey Co.	497	46,147
Hormel Foods Corp.	1,040	35,786
Kellogg Co.	582	43,283
The Kraft Heinz Co.	581	48,333
The Kroger Co.	1,165	41,660
Mondelez International, Inc., Class A	1,106	49,206
Pepsi Co., Inc.	444	44,920
Procter & Gamble Co.	537	43,519
Unilever NV, NY Shares	1,019	45,611
Walgreens Boots Alliance, Inc.	531	41,099

Total Consumer Staples		924,993

Energy (0.82%)
Chevron Corp.	458	46,258
Royal Dutch Shell PLC, Class A - Sponsored ADR	913	44,271

Total Energy		90,529

Financials (22.97%)
American Express Co.	738	48,531
American International Group, Inc.	835	48,330
Ameriprise Financial, Inc.	476	48,395
Aon PLC	446	48,734
Bank of America Corp.	3,308	48,925
Bank of Montreal	757	47,623
Bank of New York Mellon Corp.	1,187	49,925
Barclays PLC, Sponsored ADR	4,754	50,297
BlackRock, Inc.	129	46,937
Capital One Financial Corp.	638	46,727
CBRE Group, Inc., Class A(a)	1,593	47,551
Charles Schwab Corp.	1,603	49,020
Chubb Corp.	366	46,339
Citigroup, Inc.	1,036	48,247
CNA Financial Corp.	1,422	46,727
Comerica, Inc.	1,143	53,835
Credit Suisse Group AG, Sponsored ADR	3,171	43,379
Deutsche Bank AG(a)	2,323	41,349
Discover Financial Services	896	50,902
FactSet Research Systems, Inc.	300	47,721
Fifth Third Bancorp	2,614	49,326

4  |  May 31, 2016

Workplace Equality Portfolio
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

Financials (continued)
Genworth Financial, Inc., Class A(a)	15,028	$55,604
Goldman Sachs Group, Inc.	290	46,249
Hartford Financial Services Group, Inc.	965	43,589
HSBC Holdings PLC, Sponsored ADR	1,369	44,410
Huntington Bancshares, Inc.	4,651	48,603
Jones Lang LaSalle, Inc.	384	45,258
JPMorgan Chase & Co.	755	49,279
KeyCorp	3,985	51,088
M&T Bank Corp.	399	47,681
Markit Ltd.(a)	1,511	51,933
Marsh & McLennan Cos., Inc.	759	50,147
MetLife, Inc.	1,008	45,914
Moody’s Corp.	456	44,980
Morgan Stanley	1,717	46,994
Northern Trust Corp.	681	50,462
PNC Financial Services Group, Inc.	521	46,755
Principal Financial Group, Inc.	1,091	48,615
Progressive Corp.	1,290	42,957
Prudential Financial, Inc.	605	47,946
Royal Bank of Canada	783	47,145
S&P Global, Inc.	461	51,544
State Street Corp.	772	48,682
Sun Life Financial, Inc.	1,379	47,562
SunTrust Banks, Inc.	1,211	53,066
T Rowe Price Group, Inc.	611	47,084
Toronto-Dominion Bank	1,071	46,696
The Travelers Cos., Inc.	384	43,830
UBS Group AG	2,901	44,646
US Bancorp	1,091	46,717
Voya Financial, Inc.	1,421	46,694
Wells Fargo & Co.	893	45,293
Weyerhaeuser Co., REIT	1,478	46,557

Total Financials	2,532,800

Health Care (9.37%)
AbbVie, Inc.	802	50,470
Aetna, Inc.	403	45,632
Baxter International, Inc.	1,118	48,253
Biogen, Inc.(a)	179	51,862
Boston Scientific Corp.(a)	2,477	56,253
Bristol-Myers Squibb Co.	722	51,767
Cardinal Health, Inc.	557	43,975
Cigna Corp.	321	41,123
Eli Lilly & Co.	642	48,169
GlaxoSmithKline PLC, Sponsored ADR	1,129	47,836
Henry Schein, Inc.(a)	267	46,386
Humana, Inc.	243	41,920
Johnson & Johnson	416	46,879
McKesson Corp.	292	53,477
Medtronic PLC	588	47,322
Merck & Co., Inc.	861	48,440
Novartis AG, Sponsored ADR	622	49,455
Pfizer, Inc.	1,537	53,334
St Jude Medical, Inc.	822	64,412

Security Description	Shares	Value

Health Care (continued)
Thermo Fisher Scientific, Inc.	323	$49,022
UnitedHealth Group, Inc.	356	47,586

Total Health Care		1,033,573

Industrials (10.80%)
3M Co.	271	45,615
Alaska Air Group, Inc.	546	36,254
American Airlines Group, Inc.	1,059	33,793
Boeing Co.	340	42,891
CEB, Inc.	726	46,290
Cummins, Inc.	406	46,475
Danaher Corp.	479	47,114
Eaton Corp. PLC	705	43,449
General Electric Co.	1,444	43,652
Herman Miller, Inc.	1,466	46,414
Huron Consulting Group, Inc.(a)	775	45,369
JetBlue Airways Corp.(a)	2,232	40,020
Lockheed Martin Corp.	202	47,718
ManpowerGroup, Inc.	562	44,820
Navigant Consulting, Inc.(a)	2,867	45,671
Northrop Grumman Corp.	232	49,339
Owens Corning	960	49,027
Raytheon Co.	362	46,941
Rockwell Automation, Inc.	393	45,608
Rockwell Collins, Inc.	493	43,581
Southwest Airlines Co.	1,026	43,584
Steelcase, Inc., Class A	3,060	48,838
United Continental Holdings, Inc.(a)	753	33,953
United Technologies Corp.	450	45,261
Virgin America, Inc.(a)	1,482	82,962
WW Grainger, Inc.	201	45,898

Total Industrials		1,190,537

Information Technology (17.57%)
Accenture PLC, Class A	424	50,443
Adobe Systems, Inc.(a)	491	48,840
Alphabet, Inc., Class C(a)	61	44,879
Apple, Inc.	420	41,941
Automatic Data Processing, Inc.	500	43,920
Booz Allen Hamilton Holding Corp.	1,520	44,490
Broadridge Financial Solutions, Inc.	774	49,683
CA, Inc.	1,479	47,801
Cisco Systems, Inc.	1,579	45,870
Convergys Corp.	1,666	46,965
Corning, Inc.	2,219	46,355
eBay, Inc.(a)	1,872	45,789
Electronic Arts, Inc.(a)	702	53,878
EMC Corp.	1,681	46,984
Facebook, Inc., Class A(a)	400	47,524
Harris Corp.	565	44,505
Hewlett Packard Enterprise Co.	2,588	47,800
HP, Inc.	3,775	50,510
Intel Corp.	1,388	43,847
International Business Machines Corp.	313	48,121
Intuit, Inc.	440	46,930
Lexmark International, Inc., Class A	1,434	54,291

5  |  May 31, 2016

Workplace Equality Portfolio
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

Information Technology (continued)
LinkedIn Corp., Class A(a)	404	$55,146
MasterCard, Inc., Class A	486	46,607
Microsoft Corp.	844	44,732
NCR Corp.(a)	1,600	49,408
NetApp, Inc.	1,665	42,507
Nokia OYJ, Sponsored ADR	7,327	41,764
NVIDIA Corp.	1,361	63,586
Oracle Corp.	1,092	43,898
PayPal Holdings, Inc.(a)	1,145	43,270
QUALCOMM, Inc.	865	47,506
Salesforce.com, Inc.(a)	611	51,147
Symantec Corp.	2,377	41,265
Tech Data Corp.(a)	571	43,150
Texas Instruments, Inc.	781	47,329
Twitter, Inc.(a)	2,639	40,166
Visa, Inc., Class A	607	47,917
Xerox Corp.	4,157	41,445
Yahoo!, Inc.(a)	1,293	49,056
Yelp, Inc.(a)	2,166	56,728

Total Information Technology		1,937,993

Materials (3.42%)
Alcoa, Inc.	4,471	41,446
Ball Corp.	631	45,621
The Chemours Company	6,136	53,445
Dow Chemical Co.	865	44,426
Ecolab, Inc.	412	48,303
EI du Pont de Nemours & Co.	698	45,656
Monsanto Co.	489	54,998
Praxair, Inc.	393	43,175

Total Materials		377,070

Telecommunication Services (2.58%)
AT&T, Inc.	1,182	46,275
BT Group PLC, Sponsored ADR	1,357	44,035
Level 3 Communications, Inc.(a)	846	45,642
Sprint Corp.(a)	13,838	52,584
T-Mobile US, Inc.(a)	1,223	52,296
Verizon Communications, Inc.	859	43,723

Total Telecommunication Services		284,555

Utilities (2.92%)
American Electric Power Co., Inc	701	45,376
Edison International	624	44,697
Exelon Corp.	1,305	44,722
PG&E Corp.	775	46,562
Portland General Electric Co.	1,150	47,357
PPL Corp.	1,221	47,057
Sempra Energy	432	46,276

Total Utilities		322,047

TOTAL COMMON STOCKS (Cost $10,586,267)		10,990,878

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.36%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.374%	39,695	$39,695

TOTAL SHORT TERM INVESTMENTS (Cost $39,695)			39,695

TOTAL INVESTMENTS (100.03%) (Cost $10,625,962)			$11,030,573

NET LIABILITIES LESS OTHER ASSETS (-0.03%)			(3,712)

NET ASSETS (100.00%)			$11,026,861

(a)	Non-income producing security.

See Notes to Financial Statements.

6  |  May 31, 2016

Workplace Equality Portfolio
Statement of Assets and Liabilities	May 31, 2016 (Unaudited)

ASSETS:
Investments, at value	$11,030,573
Dividends receivable	21,603

Total Assets	11,052,176

LIABILITIES:
Payable to adviser	6,215
Payable to custodian for overdraft	19,100

Total Liabilities	25,315

NET ASSETS	$11,026,861

NET ASSETS CONSIST OF:
Paid-in capital	$10,785,148
Accumulated net investment income	69,974
Accumulated net realized loss on investments	(232,872)
Net unrealized appreciation on investments	404,611

NET ASSETS	$11,026,861

INVESTMENTS, AT COST	$10,625,962

PRICING OF SHARES
Net Assets	$11,026,861
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	400,000
Net Asset Value, offering and redemption price per share	$27.57

See Notes to Financial Statements.

7  |  May 31, 2016

Workplace Equality Portfolio
Statement of Operations	For the Six Months Ended May 31, 2016 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$136,592

Total Investment Income	136,592

EXPENSES:
Investment adviser fees	34,627

Total Expenses	34,627

NET INVESTMENT INCOME	101,965

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(232,042)
Net change in unrealized appreciation on investments	258,787

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	26,745

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$128,710

(a)	Net of foreign tax withholding $1,475.

See Notes to Financial Statements.

8  |  May 31, 2016

Workplace Equality Portfolio
Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	May 31, 2016	November 30,
	(Unaudited)	2015(a)

OPERATIONS:
Net investment income	$101,965	$108,513
Net realized gain/(loss)(a)	(232,042)	318,475
Net change in unrealized appreciation/(depreciation)(a)	258,787	(377,592)

Net increase in net assets resulting from operations	128,710	49,396

DISTRIBUTIONS:
Dividends to shareholders from net investment income	(135,078)	(98,693)

Net decrease in net assets from distributions	(135,078)	(98,693)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,342,124	5,633,317
Cost of shares redeemed	–	(2,872,224)

Net increase from capital share transactions	1,342,124	2,761,093

Net increase in net assets	1,335,756	2,711,796

NET ASSETS:
Beginning of period	9,691,105	6,979,309

End of period*	$11,026,861	$9,691,105

*Including accumulated net investment income of:	$69,974	$103,087

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	350,000	250,002
Shares sold	50,000	200,000
Shares redeemed	–	(100,002)

Shares outstanding, end of period	400,000	350,000

(a)

Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements.

9  |  May 31, 2016

Workplace Equality Portfolio
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

				For the Period
				February 25, 2014
	For the		For the Year	(Commencement
	Six Months Ended		Ended	of Operations) to
	May 31, 2016		November 30,	November 30,
	(Unaudited)		2015	2014

NET ASSET VALUE, BEGINNING OF PERIOD	$27.69		$27.92	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29		0.36	0.28
Net realized and unrealized gain/(loss)	(0.02)		(0.20)	2.64

Total from investment operations	0.27		0.16	2.92

DISTRIBUTIONS:
From net investment income	(0.39)		(0.39)	–

Total distributions	(0.39)		(0.39)	–

Net increase/(decrease) in net asset value	(0.12)		(0.23)	2.92

NET ASSET VALUE, END OF PERIOD	$27.57		$27.69	$27.92

TOTAL RETURN(b)	1 .01%		0.59%	11.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$11,027		$9,691	$6,979

Ratio of expenses to average net assets	0.75%	(c)	0.75%	0.75%(c)
Ratio of net investment income to average net assets	2.21%	(c)	1.31%	1.42%(c)
Portfolio turnover rate(d)	26%		26%	8%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See	Notes to Financial Statements.

10  |  May 31, 2016

Workplace Equality Portfolio
Notes to Financial Statements	May 31, 2016 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2016, the Trust consisted of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Workplace Equality Portfolio (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the price and yield of the Workplace Equality IndexTM. The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

11  |  May 31, 2016

Workplace Equality Portfolio
Notes to Financial Statements	May 31, 2016 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$10,990,878	$–	$–	$10,990,878
Short Term Investments	39,695	–	–	39,695

TOTAL	$11,030,573	$–	$–	$11,030,573

* For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

12  |  May 31, 2016

Workplace Equality Portfolio
Notes to Financial Statements	May 31, 2016 (Unaudited)

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2016.

The tax character of the distributions paid during the fiscal year ended November 30, 2015 was as follows:

		Long-Term Capital
	Ordinary Income	Gain	Return of Capital

Workplace Equality Portfolio	$98,693	$–	$–

As of May 31, 2016, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Workplace Equality Portfolio

Gross appreciation (excess of value over tax cost)	$985,270
Gross depreciation (excess of tax cost over value)	(627,353)

Net unrealized appreciation (depreciation)	$357,917

Cost of investments for income tax purposes	$10,672,656

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.75% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the licensing fees to the Index provider, the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

13  |  May 31, 2016

Workplace Equality Portfolio
Notes to Financial Statements	May 31, 2016 (Unaudited)

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales

Workplace Equality Portfolio	$2,424,144	$2,470,612
For the six months ended May 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales were as follows:
Fund	Purchases	Sales

Workplace Equality Portfolio	$1,342,284	$0

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

14  |  May 31, 2016

Workplace Equality Portfolio
Additional Information	May 31, 2016 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2015:

	Qualified Dividend Income	Dividend Received Deduction

Workplace Equality Portfolio	100.00%	100.00%

In early 2016, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2015 via Form 1099. The Fund will notify shareholders in early 2017 of amounts paid to them by the Fund, if any, during the calendar year 2016.

LICENSING AGREEMENT

Denver Investments has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) to allow the Adviser’s use of the Workplace Equality Index™, the underlying index of the Workplace Equality Portfolio (the “Fund”). The following disclosure relates to such licensing agreement:

Denver Investments is the designer of the construction and methodology for the Index. “Denver Investments” and “Workplace Equality Index™” are service marks or trademarks of Denver Investments. Denver Investments acts as brand licensor for the Index. Denver Investments is not responsible for the descriptions of the Index or the Fund that appear herein. Denver Investments is not affiliated with the Trust, the Adviser or the Distributor.

The Fund is not sponsored, endorsed or promoted by Denver Investments. Denver Investments makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Index or any Index data included herein or derived there from and assume no liability in connection with their use. The Index is determined and composed without regard to the Adviser or the Fund. Denver Investments has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Denver Investments is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Denver Investments has no obligation or liability in connection with the administration or trading of the Fund.

Denver Investments does not guarantee the accuracy and/or completeness of the Index or any data included therein, and Denver Investments shall have no liability for any errors, omissions, or interruptions therein. Denver Investments makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Index or any data included therein. Denver Investments makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall Denver Investments have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

15  |  May 31, 2016

SEMI-ANNUAL REPORT

ALPS ETF TRUST | May 31, 2016

BFOR

BARRON'S 400℠ ETF

(NYSE ARCA: BFOR)

Performance Overview	1

Disclosure of Fund Expenses	3

Schedule of Investments	4

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	13

Additional Information	18

Barron’s 400SM ETF
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

The Barron’s 400SM ETF (the “Fund”) seeks investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of high performing equity securities of U.S. companies. The Fund will invest at least 80% of its total assets in the equity securities which comprise the Underlying Index.

The Underlying Index generally consists of 400 stocks. The Underlying Index’s stocks are constituents of the MarketGrader U.S. Coverage Universe. In compiling the Underlying Index, MarketGrader Capital, LLC (the “Index Provider”) selects the 400 stocks from the MarketGrader U.S. Coverage Universe by using a methodology that selects components based on the strength of their fundamentals in growth, value, profitability and cash flow and then screens such potential Underlying Index components for certain criteria regarding concentration, market capitalization and liquidity. The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. The Underlying Index is rebalanced by the Index Provider semiannually, on the third Friday of March and September each year.

Performance (as of May 31, 2016)

	6 Months	1 Year	Since Inception^
Barron’s 400SM ETF – NAV	-2.03%	-6.56%	7.90%
Barron’s 400SM ETF – Market Price*	1.97%	-6.62%	7.90%
Barron’s 400 IndexSM	-1.69%	-5.92%	8.65%

Total Expense Ratio (per the current prospectus) 0.65%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.724.0450.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on June 4, 2013.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Barron’s 400 IndexSM, calculated by NYSE Arca or its affiliates, measures the performance of a diversified group of U.S. companies selected in part based on fundamentals-related rules-based criteria. The index includes companies that have scored highest according to fundamentals-related rankings calculated by MarketGrader Capital, LLC. Additional rules-based screening provides for sector and market cap diversification. The Underlying Index has been licensed by MarketGrader for use with the Barron’s 400SM ETF.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect Fund performance.

Funds that emphasize investments in small/mid cap companies will generally experience greater price volatility.

Barron’s 400SM ETF shares are not individually redeemable. Investors buy and sell shares of the Barron’s 400SM ETF on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Barron’s 400SM ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

1  |  May 31, 2016

Barron’s 400SM ETF
Performance Overview	May 31, 2016 (Unaudited)

Top 10 Holdings* (as of May 31, 2016)

Virgin America, Inc.	0.46%
Medivation, Inc.	0.38%
SciClone Pharmaceuticals, Inc.	0.37%
Dycom Industries, Inc.	0.36%
Five Prime Therapeutics, Inc.	0.34%
LegacyTexas Financial Group, Inc.	0.33%
Nutrisystem, Inc.	0.33%
ServisFirst Bancshares, Inc.	0.33%
USG Corp.	0.32%
Global Payments, Inc.	0.31%
Total % of Top 10 Holdings (excluding money market fund)	3.53%

*	% of Total Investments

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2016)

Growth of $10,000 (as of May 31, 2016)

Comparison of change in value of a $10,000 investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2016

Barron’s 400SM ETF
Disclosure of Fund Expenses	May 31, 2016 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2016.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expense Ratio(a)	Expenses Paid During Period 12/1/15 - 5/31/16(b)
Actual	$ 1,000.00	$ 979.70	0.65%	$ 3.23
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.81	0.65%	$ 3.29

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

3  |  May 31, 2016

Barron’s 400SM ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.06%)
Consumer Discretionary (19.88%)
American Axle & Manufacturing Holdings, Inc.(a)	26,779	$446,406
American Eagle Outfitters, Inc.	24,719	386,605
Asbury Automotive Group, Inc.(a)	6,900	387,090
Bassett Furniture Industries, Inc.	12,666	353,508
Bed Bath & Beyond, Inc.(a)	8,150	364,712
Best Buy Co., Inc.	12,618	405,921
BJ’s Restaurants, Inc.(a)	9,192	411,802
Carter’s, Inc.	3,926	394,720
Cato Corp., Class A	10,959	414,798
Cavco Industries, Inc.(a)	4,624	459,256
Chuy’s Holdings, Inc.(a)	12,827	422,650
Cinemark Holdings, Inc.	11,444	414,044
Columbia Sportswear Co.	6,651	353,634
Comcast Corp., Class A	6,756	427,654
Cooper Tire & Rubber Co.	10,985	352,948
Cooper-Standard Holding, Inc.(a)	5,414	465,333
Cracker Barrel Old Country Store, Inc.	2,706	409,905
Diamond Resorts International, Inc.(a)	16,528	378,987
Dick’s Sporting Goods, Inc.	8,843	379,365
DineEquity, Inc.	4,317	362,887
Dollar General Corp.	4,717	424,058
Dorman Products, Inc.(a)	7,751	427,933
Drew Industries, Inc.	6,474	500,829
DSW, Inc., Class A	14,155	299,520
Five Below, Inc.(a)	10,283	430,446
Foot Locker, Inc.	6,353	355,260
Ford Motor Co.	30,324	409,071
Fossil Group, Inc.(a)	8,562	238,623
Fox Factory Holding Corp.(a)	25,453	423,538
General Motors Co.	12,917	404,044
Gentex Corp.	25,735	426,686
Gentherm, Inc.(a)	10,110	369,824
G-III Apparel Group, Ltd.(a)	7,536	294,808
Grand Canyon Education, Inc.(a)	9,669	403,777
Harley-Davidson, Inc.	8,473	393,062
Hasbro, Inc.	5,108	445,877
Hibbett Sports, Inc.(a)	11,440	395,138
Hilton Worldwide Holdings, Inc.	18,994	394,695
Home Depot, Inc.	3,094	408,779
HSN, Inc.	7,478	391,623
iRobot Corp.(a)	12,003	462,116
Las Vegas Sands Corp.	7,726	357,250
La-Z-Boy, Inc.	15,668	414,889
LGI Homes, Inc.(a)	18,426	497,871
Lithia Motors, Inc., Class A	4,432	364,931
Lowe’s Cos., Inc.	5,487	439,673
Nautilus, Inc.(a)	22,202	458,027
Nexstar Broadcasting Group, Inc., Class A	8,659	460,832
NIKE, Inc., Class B	6,538	361,028
Norwegian Cruise Line Holdings, Ltd.(a)	8,291	384,785
Nutrisystem, Inc.	20,587	558,731

Security Description	Shares	Value

Consumer Discretionary (continued)
NVR, Inc.(a)	243	$421,119
Omnicom Group, Inc.	5,088	423,983
O’Reilly Automotive, Inc.(a)	1,483	392,150
PetMed Express, Inc.	22,936	431,885
Polaris Industries, Inc.	4,213	358,189
Pool Corp.	4,879	446,770
Popeyes Louisiana Kitchen, Inc.(a)	7,634	443,688
Priceline Group, Inc.(a)	298	376,770
Red Robin Gourmet Burgers, Inc.(a)	6,265	317,698
Ross Stores, Inc.	6,900	368,460
Ruth’s Hospitality Group, Inc.	23,340	387,677
Scripps Networks Interactive, Inc., Class A	6,164	396,592
Sinclair Broadcast Group, Inc., Class A	12,355	390,789
Skechers U.S.A., Inc., Class A(a)	12,392	386,259
Smith & Wesson Holding Corp.(a)	14,260	347,516
Starz, Class A(a)	14,220	383,940
Strayer Education, Inc.(a)	8,514	410,119
Sturm Ruger & Co., Inc.	5,492	363,735
TEGNA, Inc.	17,224	395,463
Tenneco, Inc.(a)	8,241	442,707
Texas Roadhouse, Inc.	9,612	430,714
Thor Industries, Inc.	6,628	430,820
Tiffany & Co.	5,732	355,155
TJX Cos., Inc.	5,275	401,533
Tractor Supply Co.	4,448	427,453
TRI Pointe Group, Inc.(a)	35,981	419,538
Tumi Holdings, Inc.(a)	14,781	396,574
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,139	498,408
Urban Outfitters, Inc.(a)	12,517	357,110
Vail Resorts, Inc.	3,070	402,938
Walt Disney Co.	4,085	405,314
Williams-Sonoma, Inc.	6,889	365,393
Wyndham Worldwide Corp.	5,272	355,280

Total Consumer Discretionary		33,721,688

Consumer Staples (3.88%)
Altria Group, Inc.	6,485	412,705
Boston Beer Co., Inc., Class A(a)	2,208	343,123
Cal-Maine Foods, Inc.	7,966	354,487
Church & Dwight Co., Inc	4,383	431,638
CVS Health Corp.	3,966	382,521
Dr. Pepper Snapple Group, Inc.	4,426	404,537
Estee Lauder Cos., Inc., Class A	4,276	392,451
Ingredion, Inc.	3,792	445,219
John B Sanfilippo & Son, Inc.	5,968	282,406
Kroger Co.	10,516	376,052
Omega Protein Corp.(a)	21,469	423,798
Pilgrim’s Pride Corp.	16,830	418,562
Reynolds American, Inc.	7,872	391,238
Sprouts Farmers Market, Inc.(a)	14,182	351,146
Tyson Foods, Inc., Class A	6,016	383,701
USANA Health Sciences, Inc.(a)	3,391	409,124

4  |  May 31, 2016

Barron’s 400SM ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

Consumer Staples (continued)
Walgreens Boots Alliance, Inc.	4,932	$381,737

Total Consumer Staples		6,584,445

Energy (1.77%)
Atwood Oceanics, Inc.	43,990	469,373
BP Prudhoe Bay Royalty Trust	23,407	326,527
DHT Holdings, Inc.	64,295	351,051
Marathon Petroleum Corp.	10,949	381,354
Ship Finance International, Ltd.	29,069	465,976
Teekay Tankers, Ltd., Class A	101,057	357,742
Valero Energy Corp.	6,180	338,046
Western Refining, Inc.	14,282	303,350

Total Energy		2,993,419

Financials (18.76%)
American Equity Investment Life Holding Co.	27,198	440,880
Banc of California, Inc.	25,551	512,553
Bank of the Ozarks, Inc.	9,672	376,338
BankUnited, Inc.	11,272	373,103
BBCN Bancorp, Inc.	27,054	439,898
Berkshire Hathaway, Inc., Class B(a)	2,857	401,523
BofI Holding, Inc.(a)	20,754	389,553
Boston Private Financial Holdings, Inc.	36,337	457,483
Brookline Bancorp, Inc.	36,570	425,309
Cardinal Financial Corp.	20,221	459,017
Cathay General Bancorp	14,298	440,664
CBRE Group, Inc., Class A(a)	14,891	444,496
CenterState Banks, Inc.	26,799	423,960
Chemical Financial Corp.	11,567	455,740
City Holding Co.	8,828	433,984
Columbia Banking System, Inc.	13,438	409,456
Credit Acceptance Corp.(a)	2,160	404,654
Customers Bancorp, Inc.(a)	16,645	447,584
Diamond Hill Investment Group, Inc.	2,242	404,143
Eagle Bancorp, Inc.(a)	8,239	424,226
Essent Group, Ltd.(a)	20,449	447,015
Everest Re Group, Ltd.	2,075	371,653
FactSet Research Systems, Inc.	2,734	434,897
Federated Investors, Inc., Class B	14,423	466,151
Federated National Holding Co.	19,654	424,133
Fifth Third Bancorp	23,340	440,426
First American Financial Corp.	11,064	423,087
First Republic Bank	6,066	439,239
Glacier Bancorp, Inc.	15,885	434,296
Hanmi Financial Corp.	18,408	448,051
HCI Group, Inc.	12,572	399,161
Heritage Insurance Holdings, Inc.	26,945	354,596
HFF, Inc., Class A	14,722	474,048
Home BancShares, Inc.	9,783	429,963
Huntington Bancshares, Inc.	41,531	433,999
Investment Technology Group, Inc.	18,724	345,271
Investors Bancorp, Inc.	35,005	419,010
Lakeland Financial Corp.	9,065	444,820
LegacyTexas Financial Group, Inc.	20,959	564,216

Security Description	Shares	Value

Financials (continued)
LendingTree, Inc.(a)	4,455	$370,879
Marcus & Millichap, Inc.(a)	16,890	429,344
MarketAxess Holdings, Inc.	3,257	455,785
Marsh & McLennan Cos., Inc.	6,781	448,021
Morningstar, Inc.	4,846	409,148
National General Holdings Corp.	19,152	397,021
New Residential Investment Corp., REIT	35,726	485,159
Old Republic International Corp.	22,463	430,391
Oritani Financial Corp.	23,807	398,767
PacWest Bancorp	10,972	457,313
Piper Jaffray Cos.(a)	8,983	379,352
Popular, Inc.	14,621	458,222
PrivateBancorp, Inc.	10,367	459,776
Progressive Corp.	12,052	401,332
Prosperity Bancshares, Inc.	9,065	488,150
S&P Global, Inc.	4,309	481,789
Santander Consumer USA Holdings, Inc.(a)	41,146	529,138
SEI Investments Co.	9,944	511,519
Selective Insurance Group, Inc.	11,588	430,494
ServisFirst Bancshares, Inc.	10,604	551,832
Signature Bank(a)	2,820	380,700
Simmons First National Corp.	9,055	429,931
South State Corp.	6,183	448,206
T Rowe Price Group, Inc.	5,680	437,701
Towne Bank	22,216	485,420
United Insurance Holdings Corp.	23,313	409,376
Universal Insurance Holdings, Inc.	21,591	419,729
Waddell & Reed Financial, Inc., Class A	16,397	350,404
Walker & Dunlop, Inc.(a)	17,113	411,225
Washington Federal, Inc.	18,146	453,469
Western Alliance Bancorp(a)	12,845	484,257
WisdomTree Investments, Inc.	33,486	415,226
World Acceptance Corp.(a)	11,717	511,799
WSFS Financial Corp.	12,579	446,177

Total Financials		31,815,648

Health Care (13.17%)
AbbVie, Inc.	7,209	453,662
ABIOMED, Inc.(a)	4,591	455,932
Aetna, Inc.	3,557	402,759
Align Technology, Inc.(a)	5,650	445,389
AMAG Pharmaceuticals, Inc.(a)	17,539	376,036
Amgen, Inc.	2,801	442,418
AMN Healthcare Services, Inc.(a)	12,670	473,098
Amsurg Corp.(a)	5,749	429,968
Anika Therapeutics, Inc.(a)	9,060	428,719
Biogen, Inc.(a)	1,598	462,989
Cambrex Corp.(a)	9,934	485,872
Celgene Corp.(a)	4,097	432,315
Centene Corp.(a)	6,855	427,409
Cerner Corp.(a)	7,704	428,419
Charles River Laboratories International, Inc.(a)	5,648	485,333
Edwards Lifesciences Corp.(a)	4,652	458,222

5  |  May 31, 2016

Barron’s 400SM ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

Health Care (continued)
Emergent BioSolutions, Inc.(a)	12,141	$532,747
Enanta Pharmaceuticals, Inc.(a)	14,777	362,480
Ensign Group, Inc.	18,897	375,105
Five Prime Therapeutics, Inc.(a)	12,491	571,089
Gilead Sciences, Inc.	4,484	390,377
Globus Medical, Inc., Class A(a)	16,276	394,530
HCA Holdings, Inc.(a)	5,482	427,706
HealthSouth Corp.	11,384	459,003
Illumina, Inc.(a)	2,678	387,855
IMS Health Holdings, Inc.(a)	15,644	408,465
INC Research Holdings, Inc., Class A(a)	9,854	428,748
Insys Therapeutics, Inc.(a)	22,655	354,551
Johnson & Johnson	3,721	419,319
Lannett Co., Inc.(a)	20,143	491,288
Lexicon Pharmaceuticals, Inc.(a)	35,855	509,500
Ligand Pharmaceuticals, Inc.(a)	4,107	491,156
Masimo Corp.(a)	10,289	511,775
McKesson Corp.	2,552	467,373
Medivation, Inc.(a)	10,758	650,429
MiMedx Group, Inc.(a)	49,045	385,984
PAREXEL International Corp.(a)	6,789	426,960
PDL BioPharma, Inc.	137,393	493,241
Phibro Animal Health Corp., Class A	16,284	309,233
Prestige Brands Holdings, Inc.(a)	7,768	419,783
Regeneron Pharmaceuticals, Inc.(a)	1,091	435,233
ResMed, Inc.	6,826	403,144
SciClone Pharmaceuticals, Inc.(a)	43,990	622,458
Sucampo Pharmaceuticals, Inc., Class A(a)	36,207	425,794
Teleflex, Inc.	2,711	436,742
United Therapeutics Corp.(a)	3,339	397,575
UnitedHealth Group, Inc.	3,215	429,749
Varian Medical Systems, Inc.(a)	5,163	427,445
VCA, Inc.(a)	7,297	473,794
Veeva Systems, Inc., Class A(a)	15,874	523,048

Total Health Care		22,332,219

Industrials (17.67%)
AAON, Inc.	15,754	432,290
Alaska Air Group, Inc.	5,012	332,797
Albany International Corp., Class A	10,862	427,202
Allegiant Travel Co.	2,362	328,365
AMERCO	1,155	435,042
American Airlines Group, Inc.	9,524	303,911
American Railcar Industries, Inc.	10,075	399,776
American Woodmark Corp.(a)	5,897	476,242
AO Smith Corp.	5,479	450,922
CEB, Inc.	6,655	424,323
Cintas Corp.	4,474	424,135
Comfort Systems USA, Inc.	13,912	445,184
Copart, Inc.(a)	9,912	490,743
Delta Air Lines, Inc.	8,404	365,238
Deluxe Corp.	6,739	438,911
Douglas Dynamics, Inc.	17,919	389,201
Dycom Industries, Inc.(a)	7,094	602,210

Security Description	Shares	Value

Industrials (continued)
Emerson Electric Co.	7,898	$410,854
Expeditors International of Washington, Inc.	8,336	404,713
Fortune Brands Home & Security, Inc.	7,585	445,012
GATX Corp.	8,733	400,583
General Dynamics Corp.	3,013	427,454
Gibraltar Industries, Inc.(a)	15,464	462,064
Graco, Inc.	4,968	398,781
Greenbrier Cos., Inc.	15,644	448,983
Hawaiian Holdings, Inc.(a)	8,834	357,424
HEICO Corp.	9,063	500,006
Herman Miller, Inc.	14,361	454,669
Hexcel Corp.	9,206	402,026
HNI Corp.	11,296	520,407
Illinois Tool Works, Inc.	4,097	434,405
ITT, Inc.	11,272	400,269
JB Hunt Transport Services, Inc.	4,905	405,742
JetBlue Airways Corp.(a)	19,804	355,086
John Bean Technologies Corp.	7,415	449,942
Kforce, Inc.	22,785	426,079
Knoll, Inc.	20,530	509,555
Landstar System, Inc.	6,370	432,204
Lockheed Martin Corp.	1,846	436,081
Lydall, Inc.(a)	12,687	480,330
Matson, Inc.	10,576	352,498
Old Dominion Freight Line, Inc.(a)	5,964	383,783
PACCAR, Inc.	7,514	418,905
Patrick Industries, Inc.(a)	9,470	505,982
PGT, Inc.(a)	44,037	472,077
Pitney Bowes, Inc.	19,933	371,352
Proto Labs, Inc.(a)	5,448	358,478
Robert Half International, Inc.	9,509	395,479
Rollins, Inc.	14,561	413,824
Saia, Inc.(a)	15,193	396,082
Simpson Manufacturing Co., Inc.	11,286	446,587
Snap-on, Inc.	2,585	418,305
Southwest Airlines Co.	9,194	390,561
Spirit AeroSystems Holdings, Inc., Class A(a)	8,727	408,249
Spirit Airlines, Inc.(a)	8,594	373,581
Stanley Black & Decker, Inc.	4,015	454,418
Swift Transportation Co.(a)	24,356	379,466
Toro Co.	4,794	428,152
Trex Co., Inc.(a)	9,266	418,545
Trinity Industries, Inc.	22,300	402,738
Union Pacific Corp.	5,001	421,034
United Continental Holdings, Inc.(a)	6,910	311,572
United Parcel Service, Inc., Class B	3,955	407,721
United Rentals, Inc.(a)	6,741	469,645
Universal Forest Products, Inc.	5,130	430,612
USG Corp.(a)	18,743	540,923
Verisk Analytics, Inc.(a)	5,244	416,321
Virgin America, Inc.(a)	13,823	773,812
Wabash National Corp.(a)	33,213	470,960

6  |  May 31, 2016

Barron’s 400SM ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

Industrials (continued)
Wabtec Corp.	5,187	$401,370

Total Industrials		29,962,193

Information Technology (17.98%)
Akamai Technologies, Inc.(a)	7,336	400,399
Alliance Data Systems Corp.(a)	1,907	423,716
Alphabet, Inc., Class A(a)	533	399,137
Ambarella, Inc.(a)	10,649	440,230
Amphenol Corp., Class A	7,223	424,135
Apple, Inc.	3,835	382,963
Applied Materials, Inc.	20,161	492,332
Arista Networks, Inc.(a)	7,152	524,170
Aspen Technology, Inc.(a)	11,612	442,649
Automatic Data Processing, Inc.	4,592	403,361
Broadridge Financial Solutions, Inc.	7,145	458,638
Brocade Communications Systems, Inc.	39,449	357,408
Cadence Design Systems, Inc.(a)	17,706	437,692
Cardtronics, Inc.(a)	11,634	457,100
Cascade Microtech, Inc.(a)	19,374	400,654
CDW Corp.	9,729	414,066
Cirrus Logic, Inc.(a)	11,472	412,992
Cisco Systems, Inc.	14,504	421,341
Citrix Systems, Inc.(a)	5,216	442,943
Cognizant Technology Solutions Corp., Class A(a)	6,912	424,673
CSG Systems International, Inc.	10,168	432,242
Ebix, Inc.	10,367	468,899
Ellie Mae, Inc.(a)	4,889	414,147
EPAM Systems, Inc.(a)	5,702	436,260
ExlService Holdings, Inc.(a)	8,328	431,390
F5 Networks, Inc.(a)	4,051	446,420
Facebook, Inc., Class A(a)	3,625	430,686
Fiserv, Inc.(a)	4,059	427,534
Genpact, Ltd.(a)	15,457	435,733
Global Payments, Inc.	6,865	533,342
GrubHub, Inc.(a)	17,028	435,747
GTT Communications, Inc.(a)	25,897	485,310
Integrated Device Technology, Inc.(a)	20,188	471,390
Intel Corp.	12,679	400,530
InterDigital, Inc.	7,680	447,744
IPG Photonics Corp.(a)	4,506	389,228
j2 Global, Inc.	6,970	466,781
Jack Henry & Associates, Inc.	4,940	417,084
Juniper Networks, Inc.	15,604	365,290
Keysight Technologies, Inc.(a)	15,309	468,915
KLA-Tencor Corp.	5,761	420,150
Lam Research Corp.	5,202	430,778
Linear Technology Corp.	9,172	434,019
Manhattan Associates, Inc.(a)	7,090	467,444
Mastercard, Inc., Class A	4,488	430,399
Methode Electronics, Inc.	14,538	429,016
MicroStrategy, Inc., Class A(a)	2,419	451,240
MKS Instruments, Inc.	11,553	473,442
NeuStar, Inc., Class A(a)	15,271	359,632
NIC, Inc.	23,041	457,364

Security Description	Shares	Value

Information Technology (continued)
Paychex, Inc.	7,548	$409,253
Pegasystems, Inc.	16,269	429,014
Photronics, Inc.(a)	40,772	391,411
Rambus, Inc.(a)	31,247	378,089
Rubicon Project, Inc.(a)	24,686	361,650
Sanmina Corp.(a)	18,985	508,608
Skyworks Solutions, Inc.	5,446	363,575
Super Micro Computer, Inc.(a)	12,657	332,120
Sykes Enterprises, Inc.(a)	13,895	414,349
Synaptics, Inc.(a)	4,824	327,212
Syntel, Inc.(a)	8,978	413,706
Tessera Technologies, Inc.	13,346	430,675
Texas Instruments, Inc.	7,197	436,138
Ubiquiti Networks, Inc.(a)	12,797	510,088
Vantiv, Inc., Class A(a)	7,795	419,137
VASCO Data Security International, Inc.(a)	27,667	457,335
Visa, Inc., Class A	5,577	440,248
VMware, Inc., Class A(a)	8,159	494,109
Web.com Group, Inc.(a)	23,134	392,584
WebMD Health Corp.(a)	6,905	454,004
Western Union Co.	21,706	422,182

Total Information Technology		30,504,242

Materials (2.29%)
Dow Chemical Co.	7,991	410,418
Eagle Materials, Inc.	6,366	498,585
Eastman Chemical Co.	5,754	422,113
Graphic Packaging Holding Co.	31,739	425,302
Headwaters, Inc.(a)	21,814	414,248
Packaging Corp. of America	7,392	504,356
Sealed Air Corp.	8,641	401,288
Sherwin-Williams Co.	1,418	412,766
Westlake Chemical Corp.	8,951	395,008

Total Materials		3,884,084

Telecommunication Services (0.93%)
CenturyLink, Inc.	12,805	347,272
Inteliquent, Inc.	25,203	421,394
Level 3 Communications, Inc.(a)	7,871	424,640
Verizon Communications, Inc.	7,620	387,858

Total Telecommunication Services		1,581,164

Utilities (0.73%)
PPL Corp.	10,988	423,478
Questar Corp.	16,083	405,452
SCANA Corp.	5,941	415,335

Total Utilities		1,244,265

TOTAL COMMON STOCKS (Cost $160,281,330)		164,623,367

LIMITED PARTNERSHIPS (2.48%)
Energy (2.48%)
Antero Midstream Partners LP	16,115	396,429
EQT Midstream Partners LP	5,429	409,184
Golar LNG Partners LP	27,552	468,659

7  |  May 31, 2016

Barron’s 400SM ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description		Shares	Value

Energy (continued)
Holly Energy Partners LP		12,783	$423,884
Magellan Midstream Partners LP		5,950	416,797
Northern Tier Energy LP		17,272	367,894
Spectra Energy Partners LP		8,539	383,743
Tallgrass Energy Partners LP		10,988	497,317
Tesoro Logistics LP		9,317	457,931
Valero Energy Partners LP		8,208	379,784

TOTAL LIMITED PARTNERSHIPS (Cost $4,626,393)			4,201,622

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.42%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.374%	718,685	$718,685

TOTAL SHORT TERM INVESTMENTS (Cost $718,685)			718,685

TOTAL INVESTMENTS (99.96%) (Cost $165,626,409)			$169,543,674

NET OTHER ASSETS AND LIABILITIES (0.04%)			67,403

NET ASSETS (100.00%)			$169,611,077

(a)	Non-income producing security.

See Notes to Financial Statements.

8  |  May 31, 2016

Barron’s 400SM ETF
Statement of Assets and Liabilities	May 31, 2016 (Unaudited)

ASSETS:
Investments, at value	$169,543,674
Receivable for investments sold	3,076,253
Foreign tax reclaims	202
Dividends receivable	168,633

Total Assets	172,788,762

LIABILITIES:
Payable for shares redeemed	3,083,838
Payable to adviser	93,847

Total Liabilities	3,177,685

NET ASSETS	$169,611,077

NET ASSETS CONSIST OF:
Paid-in capital	$191,733,334
Accumulated net investment income	611,840
Accumulated net realized loss on investments	(26,651,362)
Net unrealized appreciation on investments	3,917,265

NET ASSETS	$169,611,077

INVESTMENTS, AT COST	$165,626,409

PRICING OF SHARES
Net Assets	$169,611,077
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	5,500,000
Net Asset Value, offering and redemption price per share	$30.84

See Notes to Financial Statements.

9  |  May 31, 2016

Barron’s 400SM ETF
Statement of Operations	For the Six Months Ended May 31, 2016 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,568,227

Total investment income	1,568,227

EXPENSES:
Investment adviser fees	578,106

Total expenses	578,106

NET INVESTMENT INCOME	990,121

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(5,323,247)
Net change in unrealized depreciation on investments	(1,885,720)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(7,208,967)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,218,846)

See Notes to Financial Statements.

10  |  May 31, 2016

Barron’s 400SM ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015(a)

OPERATIONS:
Net investment income	$990,121	$2,096,981
Net realized gain/(loss)(a)	(5,323,247)	5,240,912
Long-term capital gain distributions from other investment companies	–	3,315
Net change in unrealized depreciation(a)	(1,885,720)	(4,541,491)

Net increase/(decrease) in net assets resulting from operations	(6,218,846)	2,799,717

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,670,002)	(1,549,998)

Total distributions	(1,670,002)	(1,549,998)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	89,473,920
Cost of shares redeemed	(27,304,793)	(105,819,769)

Net decrease from share transactions	(27,304,793)	(16,345,849)

Net decrease in net assets	(35,193,641)	(15,096,130)

NET ASSETS
Beginning of period	204,804,718	219,900,848

End of period *	$169,611,077	$204,804,718

*Including accumulated net investment income of:	$611,840	$1,291,721

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	6,450,000	6,950,002
Shares sold	–	2,700,000
Shares redeemed	(950,000)	(3,200,002)

Shares outstanding, end of period	5,500,000	6,450,000

(a)

Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements.

11  |  May 31, 2016

Barron’s 400SM ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the			For the Period
	Six Months	For the Year	For the Year	June 4, 2013
	Ended	Ended	Ended	(Commencement)
	May 31, 2016	November 30,	November 30,	to November 30,
	(Unaudited)	2015	2014	2013

NET ASSET VALUE, BEGINNING OF PERIOD	$31.75	$31.64	$29.30	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.32	0.23	0.10
Net realized and unrealized gain/(loss)	(0.81)	0.02	2.16	4.20

Total from investment operations	(0.65)	0.34	2.39	4.30

DISTRIBUTIONS:
From net investment income	(0.26)	(0.23)	(0.05)	–

Total distributions	(0.26)	(0.23)	(0.05)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.91)	0.11	2.34	4.30

NET ASSET VALUE, END OF PERIOD	$30.84	$31.75	$31.64	$29.30

TOTAL RETURN(b)	(2.03)%	1.07%	8.18%	17.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$169,611	$204,805	$219,901	$181,652

Ratio of expenses to average net assets	0.65%(c)	0.65%	0.65%	0.65%(c)
Ratio of net investment income to average net assets	1.11%(c)	1.00%	0.75%	0.78%(c)
Portfolio turnover rate(d)	43%	87%	55%	11%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

12  |  May 31, 2016

Barron’s 400SM ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2016, the Trust consisted of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Barron’s 400SM ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

13  |  May 31, 2016

Barron’s 400SM ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities and Limited Partnerships, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$164,623,367	$–	$–	$164,623,367
Limited Partnerships	4,201,622	–	–	4,201,622
Short Term Investments	718,685	–	–	718,685

TOTAL	$169,543,674	$–	$–	$169,543,674

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

14  |  May 31, 2016

Barron’s 400SM ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2016.

At November 30, 2015, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Fund	Short-Term	Long-Term

Barron’s 400SM ETF	$16,603,961	$4,182,423

The tax character of the distributions paid during the fiscal year ended November 30, 2015 was as follows:

Ordinary Income

November 30, 2015
Barron’s 400SM ETF	$ 1,549,998

As of May 31, 2016, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Barron’s 400SM ETF

Gross appreciation (excess of value over tax cost)	$16,428,998
Gross depreciation (excess of tax cost over value)	(12,760,375)

Net unrealized appreciation (depreciation)	3,668,623

Cost of investments for income tax purposes	$165,875,051

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.65% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage

15  |  May 31, 2016

Barron’s 400SM ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales

Barron’s 400 ETF	$76,664,456	$77,576,085

For the six months ended May 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

Barron’s 400 ETF	$–	$27,248,766

The Barron’s 400SM ETF had in-kind net realized gain/(loss) of $676,865.

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The Fund engaged in cross trades between other funds in the Trust during the six months ended May 31, 2016 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2016, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales

Barron’s 400 ETF	$898,534	$552,928	$17,097

16  |  May 31, 2016

Barron’s 400SM ETF
Additional Information	May 31, 2016 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2015:

	Qualified Dividend Income	Dividend Received Deduction

Barron’s 400SM ETF	100.00%	100.00%

In early 2016, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2015 via Form 1099. The Fund will notify shareholders in early 2017 of amounts paid to them by the Fund, if any, during the calendar year 2016.

LICENSING AGREEMENT

MarketGrader Capital, LLC has entered into a license agreement with Dow Jones & Company to use the “Barron’s” name and certain related intellectual property in connection with the Underlying Index. MarketGrader Capital, LLC also has entered into a license and services agreement with its parent company, MarketGrader.com, to use the methodology for constructing the Underlying Index. MarketGrader Capital, LLC in turn has entered into the Sublicense Agreement with ALPS Advisers, Inc. to use the Underlying Index. The following disclosure relates to such licensing agreements:

The Barron’s 400SM ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by the MarketGrader Capital, LLC (the “Index Provider”). The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to track the performance of the physical commodities market. The Index Provider’s only relationship to the ALPS Advisors, Inc. (the “Adviser”) or the Fund is the licensing of certain service marks and trade names of the Index Provider and of the Underlying Index that is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider has no obligation to take the needs of the Adviser or the Fund or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Barron’s 400 IndexSM” is calculated and published by MarketGrader Capital, LLC (“MarketGrader”). “Barron’s,” “Barron’s 400” and “Barron’s 400 Index” are trademarks or service marks of DJC & Company, Inc. or its affiliates and have been licensed to MarketGrader and sublicensed for certain purposes by Barron’s 400 Exchange Traded Fund, a sub-fund of that certain ALPS ETF Trust, a Delaware Statutory Trust (“Sub-Licensee”).

17  |  May 31, 2016

Barron’s 400SM ETF
Additional Information	May 31, 2016 (Unaudited)

The Barron’s 400 ETF (the “Product”) is not sponsored, endorsed, sold or promoted by DJC or its affiliates. DJC and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund particularly. DJC and its affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of DJC. DJC has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in connection with its licensing of the Barron’s 400 Index to MarketGrader or the sublicense to Licensee. DJC and its affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be sold or in the determination or calculation of the equation by which the Product are to be converted into cash. DJC and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the Barron’s 400 Index or the Product.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN AND DOW JONES AND ITS AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONESAND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN. DOW JONES AND ITS AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES. AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES AND ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DJC AND THE LICENSEE, OTHER THAN THE LICENSORS OF MARKETGRADER.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

18  |  May 31, 2016

Page Intentionally Left Blank.

Must be accompanied or preceded by a prospectus.

ALPS Portfolio Solutions Distributor, Inc. a FINRA member, is the distributor for the Barron’s 400SM ETF.

May 31, 2016

semi-annual REPORT

RIGS

RiverFront Strategic Income Fund (NYSE ARCA: RIGS)

An ALPS Advisors Solution

RIVERFRONT STRATEGIC INCOME FUND

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	3

Schedule of Investments	4

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes of Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Additional Information	15

www.alpsfunds.com

RiverFront Strategic Income Fund
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

The RiverFront Strategic Income Fund (the “Fund”) seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors.

Performance Overview

The Fund performed relatively well over the 6 month period from December 1, 2015 through May 31, 2016. Over this time period, the Fund’s market return was 3.67% (3.72% at NAV) versus 3.12% for the Barclays U.S. Aggregate Bond Index.

The Fund continued to be comprised primarily of shorter maturity high yield bonds over this period, given RiverFront’s Price Matters® asset allocation framework, which seeks to optimize returns while limiting downside risk over a 3 to 5 year timeframe. The Fund’s strategy of limiting duration risk and assuming shorter-term credit risk was reflected in its approximately 3 year average duration (vs. about 5.6 years for the Barclays U.S. Aggregate Bond Index). The Fund’s shorter duration strategy had a negative impact on performance, as longer-term Treasury yields fell more than shorter-term yields. The Fund’s credit strategy positively impacted performance as risk premiums tightened significantly over the time frame.

High yield bonds sold off sharply through February 11, 2016, as oil prices hit a near-term low of just over $26/barrel, but have since staged a powerful rally as oil prices have rebounded to around $50/barrel as of the date of this report. The high yield market had become more correlated to movements in oil prices over the past couple of years, as oil dropped from over $110/barrel in June 2014 and energy bonds comprise 12-15% of many high yield indices. Yields on shorter-term high yield bonds (BofA Merrill Lynch 1-5 Year US Cash Pay High Yield Index) began the year at 9.7%, hit a 6.5 year high of 11.6% on February 11, 2016, and ended the period at 7.9%.

Performance (as of May 31, 2016)

	6 Months	1 Year	Since Inception^
RiverFront Strategic Income Fund – NAV	3.72%	2.08%	3.99%
RiverFront Strategic Income Fund – Market Price*	3.67%	2.00%	3.99%
Barclays U.S. Aggregate Bond Index	3.12%	2.99%	3.69%

Total Expense Ratio (per the current prospectus) 0.46%. Net Expense Ratio (per the current prospectus) 0.11%. (Effective July 1, 2016, the Net Expense Ratio will be 0.16%.) Net expense ratio reflects the Sub-Adviser’s decision to voluntarily waive its sub-advisory fee until at least March 31, 2018. Please see the prospectus for additional information.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on October 8, 2013.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years. The duration number is a calculation involving present value, yield, coupon, final maturity and call features. The bigger the duration number, the greater the interest-rate risk or reward for bond prices. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

Barclays U.S. Aggregate Bond Index - An unmanaged index composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Strategic Income Fund is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the RiverFront Strategic Income Fund.

1  |  May 31, 2016

RiverFront Strategic Income Fund
Performance Overview	May 31, 2016 (Unaudited)

Top 10 Holdings* (as of May 31, 2016)

WESCO Distribution, Inc., Sr. Unsec.	3.15%
T-Mobile USA, Inc., Sr. Unsec.	3.15%
The ADT Corp., First Lien	3.14%
Pinnacle Foods Finance LLC, Sr. Unsec.	2.98%
TreeHouse Foods, Inc., Sr. Unsec.	2.95%
Dollar Tree, Inc., Sr. Unsec.	2.82%
Frontier Communications Corp., Sr. Unsec.	2.80%
Huntsman Intl LLC, Sr. Unsec.	2.76%
CenturyLink, Inc., Sr. Unsec., Series V	2.75%
Goodyear Tire & Rubber Co., Sr. Unsec.	2.71%
Total % of Top 10 Holdings	29.21%

*	% of Total Investments.

Future holdings are subject to change.
Asset Allocation* (as of May 31, 2016)

Growth of $10,000 (as of May 31, 2016)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2016

RiverFront Strategic Income Fund
Disclosure of Fund Expenses	May 31, 2016 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs:(1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2016.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account			Expenses Paid
	Value	Ending Account Value	Expense	During Period
	12/1/15	5/31/16	Ratio(a)	12/1/15 - 5/31/16(b)
Actual	$1,000.00	$1,037.20	0.19%	$0.97
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.19%	$0.96

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

3  |  May 31, 2016

RiverFront Strategic Income Fund
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS (94.70%)
Consumer Discretionary (19.94%)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Sr. Unsec.
5.13%, 06/01/2022(a)	$4,671,000	$4,314,836
Cablevision Systems Corp., Sr. Unsec.
8.63%, 09/15/2017	4,586,000	4,884,090
DISH DBS Corp., Sr. Unsec.
7.88%, 09/01/2019	6,500,000	7,190,625
Dollar Tree, Inc., Sr. Unsec.
5.75%, 03/01/2023(a)	8,450,000	8,967,562
DR Horton, Inc., Sr. Unsec.
4.38%, 09/15/2022	7,140,000	7,318,500
Goodyear Tire & Rubber Co., Sr. Unsec.
5.13%, 11/15/2023	8,400,000	8,630,999
Hanesbrands, Inc., Sr. Unsec.
4.63%, 05/15/2024(a)	1,500,000	1,507,500
Lamar Media Corp., Sr. Sub.
5.00%, 05/01/2023	2,500,000	2,606,250
Lear Corp., Sr. Unsec.
4.75%, 01/15/2023	6,909,000	7,133,543
MGM Resorts International, Sr. Unsec.
6.75%, 10/01/2020	7,140,000	7,804,020
Service Corp. International, Sr. Unsec.
5.38%, 01/15/2022	3,000,000	3,146,250
5.38%, 05/15/2024	920,000	956,800

Total Consumer Discretionary		64,460,975

Consumer Staples (6.17%)
Pinnacle Foods Finance LLC, Sr. Unsec.
4.88%, 05/01/2021	2,000,000	2,050,000
5.88%, 01/15/2024(a)	7,039,000	7,426,145
Smithfield Foods, Inc., Sr. Unsec.
6.63%, 08/15/2022	1,000,000	1,055,000
TreeHouse Foods, Inc., Sr. Unsec.
4.88%, 03/15/2022	4,000,000	4,120,800
6.00%, 02/15/2024(a)	5,000,000	5,287,500

Total Consumer Staples		19,939,445

Energy (15.93%)
Access Midstream Partners LP/ACMP Finance Corp., Sr. Unsec.
6.13%, 07/15/2022	7,893,000	7,745,835
Chesapeake Energy Corp., Sr. Unsec.
6.50%, 08/15/2017	1,500,000	1,410,000

Security Description	Principal Amount	Value

Energy (continued)
Concho Resources, Inc., Sr. Unsec.
6.50%, 01/15/2022	$5,434,000	$5,637,775
5.50%, 04/01/2023	346,000	347,730
Devon Energy Corp., Sr. Unsec.
6.30%, 01/15/2019	3,000,000	3,169,593
Kinder Morgan Energy Partners LP, Sr. Unsec.
5.00%, 10/01/2021	6,500,000	6,726,220
MPLX LP, Sr. Unsec.
5.50%, 02/15/2023(a)	2,000,000	1,968,942
Newfield Exploration Co., Sr. Unsec.
5.75%, 01/30/2022	7,000,000	7,087,500
Pride International, Inc., Sr. Unsec.
6.88%, 08/15/2020	1,780,000	1,584,200
Southwestern Energy Co., Sr. Unsec.
7.50%, 02/01/2018	2,000,000	2,020,000
Tesoro Corp., Sr. Unsec.
5.38%, 10/01/2022	8,044,000	8,235,045
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Sr. Unsec.
5.88%, 10/01/2020	1,585,000	1,640,475
6.13%, 10/15/2021	1,000,000	1,037,500
Transocean, Inc., Sr. Unsec.
6.50%, 11/15/2020	1,750,000	1,360,625
Weatherford International Ltd., Sr. Unsec.
9.63%, 03/01/2019	1,500,000	1,485,000

Total Energy		51,456,440

Financials (6.15%)
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsec.
4.63%, 10/30/2020	2,606,000	2,706,983
Ally Financial, Inc., Sr. Unsec.
4.75%, 09/10/2018	2,700,000	2,781,000
CIT Group, Inc., Sr. Unsec.
5.50%, 02/15/2019(a)	7,000,000	7,332,500
Navient Corp., Sr. Unsec.
6.00%, 01/25/2017	2,000,000	2,048,254
8.45%, 06/15/2018	1,000,000	1,081,250
5.50%, 01/15/2019	3,900,000	3,914,625

Total Financials		19,864,612

Health Care (4.66%)
CHS/Community Health Systems, Inc., First Lien
5.13%, 08/15/2018	728,000	742,458

See Notes to Financial Statements.

4  |  May 31, 2016

RiverFront Strategic Income Fund
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Health Care (continued)
DaVita HealthCare Partners, Inc., Sr. Unsec.
5.75%, 08/15/2022	$6,000,000	$6,307,500
Hologic, Inc., Sr. Unsec.
5.25%, 07/15/2022(a)	5,000,000	5,250,000
Tenet Healthcare Corp., First Lien
4.13%, 06/15/2020(a)(b)	2,765,000	2,765,000

Total Health Care	15,064,958

Industrials (14.74%)
ADT Corp., First Lien
6.25%, 10/15/2021	9,500,000	9,998,750
Aircastle Ltd., Sr. Unsec.
6.25%, 12/01/2019	500,000	548,125
Case New Holland Industrial, Inc., Sr. Unsec.
7.88%, 12/01/2017	7,000,000	7,525,000
Owens-Brockway Glass Container, Inc., Sr. Unsec.
5.00%, 01/15/2022(a)	6,145,000	6,229,494
Silgan Holdings, Inc., Sr. Unsec.
5.00%, 04/01/2020	7,736,000	7,992,255
United Rentals North America, Inc., Sr. Unsec.
7.63%, 04/15/2022	4,000,000	4,275,000
5.75%, 11/15/2024	1,000,000	1,007,500
WESCO Distribution, Inc., Sr. Unsec.
5.38%, 12/15/2021	9,750,000	10,042,500

Total Industrials	47,618,624

Information Technology (2.37%)
Flextronics International Ltd., Sr. Unsec.
5.00%, 02/15/2023	2,628,000	2,743,159
SS&C Technologies Holdings, Inc., Sr. Unsec.
5.88%, 07/15/2023	4,700,000	4,911,500

Total Information Technology		7,654,659

Materials (9.63%)
Ball Corp., Sr. Unsec.
5.00%, 03/15/2022	8,106,000	8,511,300
Cascades, Inc., Sr. Unsec.
5.50%, 07/15/2022(a)	500,000	490,000
Celanese US Holdings LLC, Sr. Unsec.
5.88%, 06/15/2021	7,220,000	7,887,850
Graphic Packaging International, Inc., Sr. Unsec.
4.75%, 04/15/2021	645,000	677,250
4.88%, 11/15/2022	4,615,000	4,776,525

Security Description	Principal Amount	Value

Materials (continued)
Huntsman Intl LLC, Sr. Unsec.
4.88%, 11/15/2020	$8,588,000	$8,781,230

Total Materials		31,124,155

Telecommunication Services (10.78%)
CenturyLink, Inc., Sr. Unsec., Series V
5.63%, 04/01/2020	8,525,000	8,770,094
Frontier Communications Corp., Sr. Unsec.
8.13%, 10/01/2018	8,199,000	8,926,661
Sprint Communications, Inc., Sr. Unsec.
6.00%, 12/01/2016	7,000,000	7,096,250
T-Mobile USA, Inc., Sr. Unsec.
6.13%, 01/15/2022	4,000,000	4,235,000
6.73%, 04/28/2022	5,500,000	5,788,750

Total Telecommunication Services		34,816,755

Utilities (4.33%)
AES Corp., Sr. Unsec.
8.00%, 06/01/2020	4,935,000	5,786,288
Dynegy, Inc., Sr. Unsec.
6.75%, 11/01/2019	6,000,000	6,044,999
NRG Energy, Inc., Sr. Unsec.
7.63%, 01/15/2018	1,991,000	2,155,258

Total Utilities		13,986,545

TOTAL CORPORATE BONDS (Cost $301,623,001)		305,987,168

Security Description	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (3.85%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.374%	12,445,948	12,445,948

TOTAL SHORT TERM INVESTMENTS (Cost $12,445,948)			12,445,948

TOTAL INVESTMENTS (98.55%) (Cost $314,068,949)			$318,433,116

NET OTHER ASSETS AND LIABILITIES (1.45%)			4,677,398

NET ASSETS (100.00%)			$323,110,514

See Notes to Financial Statements.

5  |  May 31, 2016

RiverFront Strategic Income Fund
Schedule of Investments	May 31, 2016 (Unaudited)

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $51,539,479, representing 15.95% of net assets.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at May 31, 2016.

See Notes to Financial Statements.

6  |  May 31, 2016

RiverFront Strategic Income Fund
Statement of Assets and Liabilities	May 31, 2016 (Unaudited)

ASSETS:
Investments, at value	$318,433,116
Interest receivable	4,707,623
Total Assets	323,140,739

LIABILITIES:
Payable to adviser	30,225
Total Liabilities	30,225
NET ASSETS	$323,110,514

NET ASSETS CONSIST OF:
Paid-in capital	$327,503,284
Accumulated net investment income	427,777
Accumulated net realized loss on investments	(9,184,714)
Net unrealized appreciation on investments	4,364,167
NET ASSETS	$323,110,514

INVESTMENTS, AT COST	$314,068,949

PRICING OF SHARES
Net Assets	$323,110,514
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	13,050,000
Net Asset Value, offering and redemption price per share	$24.76

See Notes to Financial Statements.

7  |  May 31, 2016

RiverFront Strategic Income Fund
Statement of Operations	For the Six Months Ended May 31, 2016 (Unaudited)

INVESTMENT INCOME:
Interest	$9,073,951
Total Investment Income	9,073,951

EXPENSES:
Investment adviser and sub-adviser fees (note 3)	1,000,241
Total Expenses	1,000,241
Less fees waived/reimbursed by sub-adviser (note 3)	(589,399)
Net Expenses	410,842
NET INVESTMENT INCOME	8,663,109

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(2,180,943)
Net change in unrealized appreciation on investments	10,174,087
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,993,144
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,656,253

See Notes to Financial Statements.

8  |  May 31, 2016

RiverFront Strategic Income Fund
Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	May 31, 2016	November 30,
	(Unaudited)	2015(a)
OPERATIONS:
Net investment income	$8,663,109	$16,105,656
Net realized loss(a)	(2,180,943)	(7,547,910)
Net change in unrealized appreciation/(depreciation)(a)	10,174,087	(5,832,347)
Net increase in net assets resulting from operations	16,656,253	2,725,399

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,260,235)	(16,112,017)
From net realized gains	–	(228,129)
Total distributions	(8,260,235)	(16,340,146)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	102,371,011	160,403,465
Shares redeemed	(251,663,589)	(51,846,799)
Net increase/(decrease) from share transactions	(149,292,578)	108,556,666

Net increase/(decrease) in net assets	(140,896,560)	94,941,919

NET ASSETS:
Beginning of period	464,007,074	369,065,155
End of period*	$323,110,514	$464,007,074

*Including accumulated net investment income of:	$427,777	$24,903

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	19,050,000	14,750,002
Shares sold	4,250,000	6,400,000
Shares redeemed	(10,250,000)	(2,100,002)
Shares outstanding, end of period	13,050,000	19,050,000

(a)

Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements.

9  |  May 31, 2016

RiverFront Strategic Income Fund
Financial Highlights	For a share outstanding throughout the periods presented

				For the Period
	For the			October 8, 2013
	Six Months	For the Year	For the Year	(Commencement)
	Ended	Ended	Ended	to
	May 31, 2016	November 30,	November 30,	November 30,
	(Unaudited)	2015	2014	2013
NET ASSET VALUE, BEGINNING OF PERIOD	$24.36	$25.02	$24.90	$24.42

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.48	0.88	0.83	0.11
Net realized and unrealized gain/(loss)	0.41	(0.65)	0.11	0.40
Total from investment operations	0.89	0.23	0.94	0.51

DISTRIBUTIONS:
From net investment income	(0.49)	(0.87)	(0.82)	(0.03)
From net realized gains	–	(0.02)	–	–
Total distributions	(0.49)	(0.89)	(0.82)	(0.03)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.40	(0.66)	0.12	0.48
NET ASSET VALUE, END OF PERIOD	$24.76	$24.36	$25.02	$24.90

TOTAL RETURN(b)	3.72%	0.91%	3.80%	2.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$323,111	$464,007	$369,065	$97,102

Ratio of expenses excluding waiver/reimbursement to average net assets	0.46%(c)	0.46%	0.46%	0.46%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.19%(c)(d)	0.22%	0.22%	0.22%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	3.98%(c)	3.54%	3.30%	3.28%(c)
Portfolio turnover rate(e)	40%	36%	27%	0%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)

Effective March 31, 2016, the Fund’s management fees consist of a fee of 0.11% paid to the Fund’s investment adviser and a fee of 0.35% paid to the Fund’s sub-adviser. The Fund’s sub-adviser will voluntarily waive all of its 0.35% annual sub-advisory fee payable by the Fund until June 30, 2016.

(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

10  |  May 31, 2016

RiverFront Strategic Income Fund
Notes to Financial Statements	May 31, 2016 (Unaudited)

1.   ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2016, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the RiverFront Strategic Income Fund (the “Fund”). The investment objective of the Fund is to seek total return, with an emphasis on income as the source of that total return. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities and/or cash. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2.     SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

11  |  May 31, 2016

RiverFront Strategic Income Fund
Notes to Financial Statements	May 31, 2016 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Corporate Bonds	$–	$305,987,168	$–	$305,987,168
Short Term Investments	12,445,948	–	–	12,445,948

TOTAL	$12,445,948	$305,987,168	$–	$318,433,116

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

12  |  May 31, 2016

RiverFront Strategic Income Fund
Notes to Financial Statements	May 31, 2016 (Unaudited)

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2016.

The tax character of the distributions paid during the fiscal year ended November 30, 2015 was as follows:

	Ordinary Income	Long-Term Capital Gain

November 30, 2015
RiverFront Strategic Income Fund	$16,315,420	$24,726

At November 30, 2015, the Fund’s post-enactment capital losses deferred to the next tax year were as follows:

Fund	Short-Term	Long-Term

RiverFront Strategic Income Fund	$4,701,450	$2,302,321

As of May 31, 2016, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

RiverFront Strategic Income
Fund

Gross appreciation (excess of value over tax cost)	$5,254,110
Gross depreciation (excess of tax cost over value)	(949,964)

Net unrealized appreciation (depreciation)	4,304,146

Cost of investments for income tax purposes	$314,128,970

The differences between book-basis and tax-basis are due to the deferral of losses from wash sales.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3.   INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides equal to 0.11% of the Fund’s average daily net assets. Prior to March 31, 2016, the Fund paid the Adviser an annual management fee equal to 0.22%.

13  |  May 31, 2016

RiverFront Strategic Income Fund
Notes to Financial Statements	May 31, 2016 (Unaudited)

Out of the advisory fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

RiverFront Investment Group, LLC acts as the Fund’s sub-adviser (“Sub-Adviser”) pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Fund pays the Sub-Adviser a sub-advisory fee for the services it provides, payable on a monthly basis at the annual rate of 0.35% of the Fund’s average daily net assets. However, the Sub-Adviser has agreed to waive all of its sub-advisory fee until June 30, 2016. This waiver may only be terminated by the Fund’s Board (and not by the Fund’s Sub-Adviser) prior to such date. Prior to March 31, 2016, the Fund agreed to pay the Sub-Adviser an annual sub-advisory fee equal to 0.24% of the Fund’s average daily net assets, however, the Sub-Adviser waived all of its sub-advisory fee prior to that date.

The Fund’s total annual management fees of 0.46% consists of 0.11% paid to the Fund’s adviser and a fee of 0.35% paid to the Fund’s sub-adviser.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4.   PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales

RiverFront Strategic Income Fund	$163,044,540	$161,886,755

For the six months ended May 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

RiverFront Strategic Income Fund	$91,736,849	$225,560,105

The RiverFront Strategic Income Fund had in-kind net realized gain/(loss) of $1,610,263.

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5.   CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6.   SUBSEQUENT EVENTS

Effective July 1, 2016, the Fund’s 0.46% management fee will consist of a fee of 0.16% paid to the Fund’s investment adviser and a fee of 0.30% paid to the Fund’s sub-adviser. The Fund’s sub-adviser will voluntarily waive all of its 0.30 % annual sub-advisory fee payable by the Fund until March 31, 2018.

14  |  May 31, 2016

RiverFront Strategic Income Fund
Additional Information	May 31, 2016 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

15  |  May 31, 2016

SEMI-ANNUAL REPORT
5.31.16

Janus Velocity Tail Risk Hedged Large Cap ETF | TRSK

Janus Velocity Volatility Hedged Large Cap ETF | SPXH

JANUS®

table of
CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	5

Schedule of Investments	6

Statements of Assets & Liabilities	9

Statements of Operations	10

Statements of Changes In Net Assets	11

Financial Highlights	12

Notes to Financial Statements	14

Additional Information	22

www.alpsfunds.com

Janus Velocity Tail Risk Hedged Large Cap ETF
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

The Janus Velocity Tail Risk Hedged Large Cap ETF (the “ETF”) seeks investment results that correspond generally, before fees and expenses, to the performance of the VelocityShares Tail Risk Hedged Large Cap Index (the “Underlying Index”). The Underlying Index is an index comprised of three large capitalization equity ETFs and two volatility related ETFs (“The Underlying Index ETFs”). The ETF will seek to achieve its investment objective by investing at least 80% of its total assets in Underlying Index ETFs. The ETF also intends to invest 15%, but may invest up to 20%, of its assets in swap agreements or other derivatives instead of investing directly in certain Underlying Index ETFs.

Performance (as of May 31, 2016)

	6 Months	1 Year	Since Inception^
Janus Velocity Tail Risk Hedged Large Cap ETF - NAV	-0.06%	-2.59%	4.96%
Janus Velocity Tail Risk Hedged Large Cap ETF - Market Price*	0.01%	-2.55%	4.97%
VelocityShares Tail Risk Hedged Large Cap Index	0.33%	-1.99%	5.54%

Total Expense Ratio (per the current prospectus) 0.74%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.877.583.5624.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 21, 2013.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

VelocityShares Tail Risk Hedged Large Cap Index: reflects the performance of a portfolio providing a target exposure of 85% to a large cap equity portfolio and a target exposure of 15% to a volatility strategy designed to hedge tail risk in the S&P 500®.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

“VelocityShares” and the VelocityShares logo are trademarks of Janus Index & Calculation Service, LLC.

The Janus Velocity Tail Risk Hedged ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Janus Velocity Tail Risk Hedged Large Cap ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Janus.

1  |  May 31, 2016

Janus Velocity Tail Risk Hedged Large Cap ETF
Performance Overview	May 31, 2016 (Unaudited)

Top Holdings* (as of May 31, 2016)

SPDR® S&P 500® ETF Trust	33.34%
Vanguard® S&P 500® ETF	33.33%
iShares® Core S&P 500® ETF	33.33%
Total % of Top Holdings	100.00%

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2016)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2016

Janus Velocity Volatility Hedged Large Cap ETF
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

The Janus Velocity Volatility Hedged Large Cap ETF (the “ETF”) seeks investment results that correspond generally, before fees and expenses, to the performance of the VelocityShares Volatility Hedged Large Cap Index (the “Underlying Index”). The Underlying Index is an index comprised of three large capitalization equity ETFs and two volatility related ETFs (“The Underlying Index ETFs”). The ETF will seek to achieve its investment objective by investing at least 80 % of its total assets in Underlying Index ETFs. The ETF also intends to invest 15%, but may invest up to 20%, of its assets in swap agreements or other derivatives instead of investing directly in certain Underlying Index ETFs.

Performance (as of May 31, 2016)

	6 Months	1 Year	Since Inception^
Janus Velocity Volatility Hedged Large Cap ETF - NAV	0.87%	-2.94%	7.10%
Janus Velocity Volatility Hedged Large Cap ETF - Market Price*	1.00%	-2.88%	7.12%
VelocityShares Volatility Hedged Large Cap Index	1.24%	-2.33%	7.71%

Total Expense Ratio (per the current prospectus) 0.74%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.877.583.5624.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 21, 2013.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

VelocityShares Volatility Hedged Large Cap Index: reflects the performance of a portfolio providing a target exposure of 85% to a large cap equity portfolio and a target exposure of 15% to a volatility strategy designed to hedge volatility risk in the S&P 500®.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

“VelocityShares” and the VelocityShares logo are trademarks of Janus Index & Calculation Services, LLC.

The Janus Velocity Volatility Hedged ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Janus Velocity Volatility Hedged Large Cap ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Janus.

3  |  May 31, 2016

Janus Velocity Volatility Hedged Large Cap ETF
Performance Overview	May 31, 2016 (Unaudited)

Top Holdings* (as of May 31, 2016)

SPDR® S&P 500® ETF	33.34%
iShares® Core S&P 500® ETF	33.33%
Vanguard® S&P 500® ETF	33.33%
Total % of Top Holdings	100.00%

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2016)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4  |  May 31, 2016

Janus Velocity ETFs
Disclosure of Fund Expenses	May 31, 2016 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2016.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expense Ratio(a)	Expenses Paid During Period 12/1/15 - 5/31/16(b)

Janus Velocity Tail Risk Hedged Large Cap ETF
Actual	$ 1,000.00	$ 999.40	0.65%	$ 3.25
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.75	0.65%	$ 3.29

Janus Velocity Volatility Hedged Large Cap ETF
Actual	$ 1,000.00	$ 1,008.70	0.65%	$ 3.26
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.75	0.65%	$ 3.29

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

5  |  May 31, 2016

Janus Velocity Tail Risk Hedged Large Cap ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED FUNDS (85.08%)
Equity Funds (85.08%)
iShares® Core S&P 500® ETF	44,442	$ 9,378,151
SPDR® S&P 500® ETF Trust	44,642	9,378,391
Vanguard® S&P 500® ETF	48,700	9,378,159

		28,134,701

TOTAL EXCHANGE TRADED FUNDS (Cost $ 26,925,829)		28,134,701

TOTAL INVESTMENTS (85.08%) (Cost $ 26,925,829)		$ 28,134,701

NET OTHER ASSETS AND LIABILITIES (14.92%)(a)		4,933,643

NET ASSETS (100.00%)		$ 33,068,344

(a)	Includes cash, in the amount of $2,388,591, which is being held as collateral for total return swap contracts.

Common	Abbreviations:

S&P	-	Standard and Poor’s.
SPDR	-	Standard and Poor’s Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS*

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount	Unrealized Depreciation

S&P 500® VIX® Futures Variable Long/Short Index - Short Term:	BNP Paribas	1.970%	06/01/2017	$ 224,015	$ (18,846)
	BNP Paribas	1.970%	07/03/2017	1,172,644	(141,249)
	BNP Paribas	1.970%	08/01/2017	747,355	(17,888)
	BNP Paribas	1.970%	09/01/2017	213,329	(32,523)
	BNP Paribas	1.970%	10/02/2017	368,675	(9,988)
	BNP Paribas	1.970%	11/01/2017	1,909,068	(33,681)
	BNP Paribas	1.970%	12/01/2017	269,390	(1,285)
	BNP Paribas	1.970%	01/02/2018	310,000	—

				$ 5,214,386	$ (255,460)

*

The Fund receives payments based on any positive return of the Reference Obligation net of the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation in addition to the rate paid by the Fund.

See Notes to Financial Statements.

6  |  May 31, 2016

Janus Velocity Volatility Hedged Large Cap ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED FUNDS (85.24%)
Equity Funds (85.24%)
iShares® Core S&P 500® ETF	55,801	$11,775,127
SPDR® S&P 500® ETF Trust	56,051	11,775,194
Vanguard® S&P 500® ETF	61,147	11,775,078

		35,325,399

TOTAL EXCHANGE TRADED FUNDS (Cost $ 33,724,132)		35,325,399

TOTAL INVESTMENTS (85.24%) (Cost $ 33,724,132)		$35,325,399

NET OTHER ASSETS AND LIABILITIES (14.76%)(a)		6,114,977

NET ASSETS (100.00%)		$41,440,376

(a)	Includes cash, in the amount of $4,620,000, which is being held as collateral for total return swap contracts.

Common Abbreviations:

S&P	-	Standard and Poor’s.
SPDR	-	Standard and Poor’s Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS*

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount	Unrealized Appreciation

S&P 500® VIX® Futures Variable Long/Short Index - Short Term:	BNP Paribas	1.970%	08/01/2017	$320,000	$23,151
	BNP Paribas	1.970%	10/02/2017	1,100	96
	BNP Paribas	1.970%	11/01/2017	97,000	4,827
	BNP Paribas	1.970%	12/01/2017	38,000	1,920

				$456,100	$29,994

See Notes to Financial Statements.

7  |  May 31, 2016

Janus Velocity Volatility Hedged Large Cap ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount	Unrealized Depreciation

S&P 500® VIX® Futures Variable Long/Short Index - Short Term:
	BNP Paribas	1.970%	08/01/2016	$1,734,878	$(465,756)
	BNP Paribas	1.970%	11/01/2016	807,000	(135,836)
	BNP Paribas	1.970%	05/01/2017	1,196,697	(220,189)
	BNP Paribas	1.970%	05/03/2017	206,368	(41,950)
	BNP Paribas	1.970%	06/01/2017	1,208,900	(141,615)
	BNP Paribas	1.970%	07/03/2017	1,673,000	(85,757)

				$6,826,843	$(1,091,103)

*

The Fund receives payments based on any positive return of the Reference Obligation net of the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation in addition to the rate paid by the Fund.

See Notes to Financial Statements.

8  |  May 31, 2016

Janus Velocity ETFs
Statements of Assets and Liabilities	May 31, 2016 (Unaudited)

	Janus Velocity	Janus Velocity
	Tail Risk	Volatility
	Hedged Large	Hedged Large
	Cap ETF	Cap ETF

ASSETS:
Investments, at value	$28,134,701	$35,325,399
Cash	2,519,508	2,914,043
Unrealized appreciation on total return swap contracts	–	29,994
Receivable for investments sold	120,184	–
Receivable for shares sold	1,377,850	–
Deposit with broker for total return swaps	2,388,591	4,620,000

Total assets	34,540,834	42,889,436

LIABILITIES:
Payable to adviser	16,991	22,381
Payable for investments purchased	1,170,037	149,943
Payable due to broker for total return swap contracts	30,002	185,633
Unrealized depreciation on total return swap contracts	255,460	1,091,103

Total liabilities	1,472,490	1,449,060

NET ASSETS	$33,068,344	$41,440,376

NET ASSETS CONSIST OF:
Paid-in capital	$34,439,330	$42,374,153
Accumulated net investment income	21,443	74,841
Accumulated net realized loss	(2,345,841)	(1,548,776)
Net unrealized appreciation	953,412	540,158

NET ASSETS	$33,068,344	$41,440,376

INVESTMENTS, AT COST	$26,925,829	$33,724,132

PRICING OF SHARES
Net Assets	$33,068,344	$41,440,376
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,200,000	1,400,000
Net Asset Value, offering and redemption price per share	$27.56	$29.60

See Notes to Financial Statements.

9  |  May 31, 2016

Janus Velocity ETFs
Statements of Operations	For the Six Months Ended May 31, 2016 (Unaudited)

	Janus Velocity	Janus Velocity
	Tail Risk	Volatility
	Hedged Large	Hedged Large
	Cap ETF	Cap ETF

INVESTMENT INCOME:
Dividends	$287,840	$526,015

Total Investment Income	287,840	526,015

EXPENSES:
Investment adviser fees	87,230	144,103

Total Expenses	87,230	144,103

NET INVESTMENT INCOME	200,610	381,912

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	136,227	1,878,520
Net realized loss on total return swap contracts	(1,687,086)	(2,264,710)

Total net realized loss	(1,550,859)	(386,190)

Net change in unrealized depreciation on investments	(1,735,866)	(2,043,630)
Net change in unrealized appreciation on total return swap contracts	1,660,167	1,837,974

Total net change in unrealized depreciation	(75,699)	(205,656)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,626,558)	(591,846)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,425,948)	$(209,934)

See Notes to Financial Statements.

10  |  May 31, 2016

Janus Velocity ETFs
Statements of Changes in Net Assets

	Janus Velocity Tail Risk Hedged Large Cap ETF		Janus Velocity Volatility Hedged Large Cap ETF

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015*(a)	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015**(a)

OPERATIONS:
Net investment income	$200,610	$418,723	$381,912	$823,336
Net realized gain/(loss)(a)	(1,550,859)	(151,064)	(386,190)	1,332,932
Net change in unrealized depreciation(a)	(75,699)	(1,329,787)	(205,656)	(4,005,524)

Net decrease in net assets resulting from operations	(1,425,948)	(1,062,128)	(209,934)	(1,849,256)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(290,611)	(307,279)	(519,842)	(610,565)

Total distributions	(290,611)	(307,279)	(519,842)	(610,565)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	19,084,583	12,811,839	–	10,663,752
Cost of shares redeemed	(24,743,049)	(5,622,035)	(24,541,409)	(16,562,473)

Net increase/(decrease) from share transactions	(5,658,466)	7,189,804	(24,541,409)	(5,898,721)

Net increase/(decrease) in net assets	(7,375,025)	5,820,397	(25,271,185)	(8,358,542)

NET ASSETS
Beginning of period	40,443,369	34,622,972	66,711,561	75,070,103

End of period *	$33,068,344	$40,443,369	$41,440,376	$66,711,561

*Including accumulated net investment income of:	$21,443	$111,444	$74,841	$212,771

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS
Beginning shares	1,450,000	1,200,002	2,250,000	2,450,002
Shares sold	700,000	450,000	–	350,000
Shares redeemed	(950,000)	(200,002)	(850,000)	(550,002)

Shares outstanding, end of period	1,200,000	1,450,000	1,400,000	2,250,000

*	Effective January 23, 2015, the VelocityShares Tail Risk Hedged Large Cap ETF changed its name to the Janus Velocity Tail Risk Hedged Large Cap ETF.
(a)

Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

**	Effective January 23, 2015, the VelocityShares Volatility Hedged Large Cap ETF changed its name to the Janus Velocity Volatility Hedged Large Cap ETF.

See Notes to Financial Statements.

11  |  May 31, 2016

Janus Velocity Tail Risk Hedged Large Cap ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015*	For the Year Ended November 30, 2014	For the Period June 21, 2013 (commencement of operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$27.89	$28.85	$26.75	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.29	0.24	0.24
Net realized and unrealized gain/(loss)	(0.22)	(1.02)	2.14	1.91

Total from investment operations	(0.02)	(0.73)	2.38	2.15

DISTRIBUTIONS:
From net investment income	(0.31)	(0.23)	(0.23)	(0.37)
From tax return of capital	–	–	(0.05)	(0.03)

Total distributions	(0.31)	(0.23)	(0.28)	(0.40)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.33)	(0.96)	2.10	1.75

NET ASSET VALUE, END OF PERIOD	$27.56	$27.89	$28.85	$26.75

TOTAL RETURN(b)	(0.06)%	(2.52)%	8.94%	8.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$33,068	$40,443	$34,623	$1,338

Ratio of expenses to average net assets	0.65%(c)	0.65%	0.65%	0.65%(c)
Ratio of net investment income to average net assets	1.49%(c)	1.03%	0.89%	2.21%(c)
Portfolio turnover rate(d)	1%	11%	2%	4%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
*	Effective January 23, 2015, the VelocityShares Tail Risk Hedged Large Cap ETF changed its name to the Janus Velocity Tail Risk Hedged Large Cap ETF.

See Notes to Financial Statements.

12  |  May 31, 2016

Janus Velocity Volatility Hedged Large Cap ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015*	For the Year Ended November 30, 2014	For the Period June 21, 2013 (commencement of operations) to November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$29.65	$30.64	$27.85	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.35	0.21	0.12
Net realized and unrealized gain/(loss)	(0.00)(b)	(1.10)	2.84	2.88

Total from investment operations	0.25	(0.75)	3.05	3.00

DISTRIBUTIONS:
From net investment income	(0.30)	(0.24)	(0.19)	(0.10)
From net realized gains	–	–	(0.00)(b)	–
From tax return of capital	–	–	(0.07)	(0.05)

Total distributions	(0.30)	(0.24)	(0.26)	(0.15)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.05)	(0.99)	2.79	2.85

NET ASSET VALUE, END OF PERIOD	$29.60	$29.65	$30.64	$27.85

TOTAL RETURN(c)	0.87%	(2.44)%	11.00%	12.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$41,440	$66,712	$75,070	$8,357

Ratio of expenses to average net assets	0.65%(d)	0.65%	0.65%	0.65%(d)
Ratio of net investment income to average net assets	1.72%(d)	1.15%	0.71%	1.05%(d)
Portfolio turnover rate(e)	1%	4%	1%	2%

(a)	Based on average shares outstanding during the period.
(b)	Less than $(0.005) per share.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
*	Effective January 23, 2015, the VelocityShares Volatility Hedged Large Cap ETF changed its name to the Janus Velocity Volatility Hedged Large Cap ETF.

See Notes to Financial Statements.

13  |  May 31, 2016

Janus Velocity ETFs
Notes to Financial Statements	May 31, 2016 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2016, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Janus Velocity Tail Risk Hedged Large Cap ETF and Janus Velocity Volatility Hedged Large Cap ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Janus Velocity Tail Risk Hedged Large Cap ETF is to seek investment results that correspond generally to the performance, before fees and expenses, of its underlying index, the VelocityShares Tail Risk-Hedged Large Cap Index. The investment objective of the Janus Velocity Volatility Hedged Large Cap ETF is to seek investment results that correspond generally to the performance, before fees and expenses, of its underlying index, the VelocityShares Volatility Hedged Large Cap Index (together with the VelocityShares Tail Risk Hedged Large Cap Index, the “Underlying Indexes”). Each Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Shares of the Funds are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), in blocks of 50,000 Shares, each of which is called a “Creation Unit”. A portion of Creation Units are issued and redeemed in securities and/or derivatives included in a specified index and will be created and redeemed in-kind. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security

14  |  May 31, 2016

Janus Velocity ETFs
Notes to Financial Statements	May 31, 2016 (Unaudited)

whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Exchange Traded Funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy. Over-the-counter swap contracts are valued based on quotes received from independent pricing services and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at May 31, 2016:

Janus Velocity Tail Risk Hedged Large Cap ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Exchange Traded Funds	$28,134,701	$–	$–	$28,134,701

Total	$28,134,701	$–	$–	$28,134,701

Other Financial Instruments*

Liabilities
Total Return Swap Contracts	$–	$(255,460)	$–	$(255,460)

Total	$–	$(255,460)	$–	$(255,460)

15  |  May 31, 2016

Janus Velocity ETFs
Notes to Financial Statements	May 31, 2016 (Unaudited)

Janus Velocity Volatility Hedged Large Cap ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Exchange Traded Funds	$35,325,399	$–	$–	$35,325,399

Total	$35,325,399	$–	$–	$35,325,399

Other Financial Instruments*

Assets
Total Return Swap Contracts	$–	$29,994	$–	$29,994
Liabilities
Total Return Swap Contracts	$–	$(1,091,103)	$–	$(1,091,103)

Total	$–	$(1,061,109)	$–	$(1,061,109)

*	Other financial instruments are instruments not reflected in the Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2016, none of the Funds had any transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Concentration of Risk

Each Fund seeks to track its respective Underlying Index, which may have concentrations in certain regions, economies, countries, markets, industries or sectors. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in a Fund.

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

E. Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

F. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2016.

The tax character of the distributions paid by the Funds during the fiscal year ended November 30, 2015 were as follows:

Ordinary Income

Janus Velocity Tail Risk Hedged Large Cap ETF	$307,279
Janus Velocity Volatility Hedged Large Cap ETF	610,565

At November 30, 2015, the Funds had available for tax purposes unused capital loss carryforwards as follows:

Fund	Short-Term	Long-Term

Janus Velocity Tail Risk Hedged Large Cap ETF	$709,498	$23,801
Janus Velocity Volatility Hedged Large Cap ETF	1,083,779	–

16  |  May 31, 2016

Janus Velocity ETFs
Notes to Financial Statements	May 31, 2016 (Unaudited)

As of May 31, 2016, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation	Gross Depreciation
	(excess of value over tax	(excess of tax cost	Net Unrealized	Cost of Investments for
	cost)	over value)	Appreciation	Income Tax Purposes

Janus Velocity Tail Risk Hedged Large Cap ETF	$896,077	$(1)	$896,076	$27,238,625
Janus Velocity Volatility Hedged Large Cap ETF	1,516,731	(8)	1,516,723	33,808,676

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2016, none of the Funds had a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years incorporate no uncertain tax positions that require a provision for income taxes.

3. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

As a part of their investment strategy, the Funds are permitted to purchase investment securities, and enter into various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations that permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral that has been pledged to cover derivative obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as deposit with broker for total return swaps. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments.

Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss.

Upfront payments made and/or received by the Funds are recorded as an asset and/or liability. Payments are received or made upon termination of the swap contracts and are recorded as realized gains or losses. These gains or losses realized upon termination of a swap contract are recorded on the Statement of Operations.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

17  |  May 31, 2016

Janus Velocity ETFs
Notes to Financial Statements	May 31, 2016 (Unaudited)

Swaps: Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Funds receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, the Funds may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

Swap Risk: The Funds use swap agreements to obtain exposure to the volatility component of each Fund’s underlying index. Swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty and any periodic financing charges. The swap agreements are traded over the counter. The counterparty to swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions.

As a result, the Funds are subject to credit risk with respect to amounts they expect to receive from counterparties to swaps entered into as part of their principal investment strategies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds could suffer significant losses on these contracts and the value of an investor’s investment in the Funds may decline. The Funds typically enter into swap transactions only with large, well capitalized and well established financial institutions. Swaps are less marketable because they are not traded on an exchange, do not have uniform terms and conditions, and are entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swap agreements may entail breakage costs if terminated prior to the final maturity date.

During the year ended November 30, 2015, the Funds invested in swap agreements consistent with their investment strategies to gain exposure to certain indices. Swap agreements held at November 30, 2015 are disclosed in the Schedules of Investments.

The effect of derivative instruments on the Statements of Assets and Liabilities for the six months ended May 31, 2016:

Risk Exposure	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value

Janus Velocity Tail Risk Hedged Large Cap ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$–	Unrealized depreciation on total return swap contracts	$255,460

Total		$–		$255,460

Janus Velocity Volatility Hedged Large Cap ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$29,994	Unrealized depreciation on total return swap contracts	$1,091,103

Total		$29,994		$1,091,103

18  |  May 31, 2016

Janus Velocity ETFs
Notes to Financial Statements	May 31, 2016 (Unaudited)

The gains/(losses) in the table below are included in the “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statements of Operations.

The effect of derivative Instruments on the Statements of Operations for the six months ended May 31, 2016:

			Change in
		Realized	Unrealized
		Loss on	Appreciation
		Derivatives	on Derivatives
	Location of Loss on	Recognized	Recognized
Risk Exposure	Derivatives Recognized in Income	in Income	in Income

Janus Velocity Tail Risk Hedged Large Cap ETF
Equity Contracts (Total Return Swap Contracts)	Net realized loss on total return swap contracts/Net change in unrealized appreciation on total return swap contracts	$(1,687,086)	$1,660,167

Total		$(1,687,086)	$1,660,167

Janus Velocity Volatility Hedged Large Cap ETF
Equity Contracts (Total Return Swap Contracts)	Net realized loss on total return swap contracts/Net change in unrealized appreciation on total return swap contracts	$(2,264,710)	$1,837,974

Total		$(2,264,710)	$1,837,974

Volume of derivative instruments for the Funds for the six months ended May 31, 2016 was as follows:

Derivative Type	Unit of Measurement	Monthly Average

Janus Velocity Tail Risk Hedged Large Cap ETF
Total Return Swap Contracts	Notional Amount	$4,357,784

Janus Velocity Volatility Hedged Large Cap ETF
Total Return Swap Contracts	Notional Amount	$7,614,476

U.S. GAAP requires an entity that has financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following tables presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of May 31, 2016:

Offsetting of Derivatives Assets

May 31, 2016
Gross Amounts
Not Offset in the
Statement of
Assets and
Liabilities

		Gross Amounts	Net Amounts
		Offset in the	Presented in the	Financial
	Gross Amounts of	Statement of	Statement of	Instruments
	Recognized	Assets and	Assets and	Available for	Cash Collateral	Net Amount
Description	Assets	Liabilities	Liabilities	Offset (a)	Received(a)	Receivable

Janus Velocity Volatility Hedged Large Cap ETF
Total Return Swap Contracts	$29,994	$–	$29,994	$(29,994)	$–	$–

Total	$29,994	$–	$29,994	$(29,994)	$–	$–

19  |  May 31, 2016

Janus Velocity ETFs
Notes to Financial Statements	May 31, 2016 (Unaudited)

Offsetting of Derivatives Liabilities

May 31, 2016
				Gross Amounts Not Offset in the Statement of Assets and Liabilities

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset (a)	Cash Collateral Pledged(a)	Net Amount Payable
Janus Velocity Tail Risk Hedged Large Cap ETF
Total Return Swap Contracts	$(255,460)	$–	$(255,460)	$–	$255,460	$–

Total	$(255,460)	$–	$(255,460)	$–	$255,460	$–

Janus Velocity Volatility Hedged Large Cap ETF
Total Return Swap Contracts	$(1,091,103)	$–	$(1,091,103)	$29,994	$1,061,109	$–

Total	$(1,091,103)	$–	$(1,091,103)	$29,994	$1,061,109	$–

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

4. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as each Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary fee for the services and facilities it provides, payable on a monthly basis, at the annual rates listed below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee

Janus Velocity Tail Risk Hedged Large Cap ETF	0.65%
Janus Velocity Volatility Hedged Large Cap ETF	0.65%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for the each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

5. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales

Janus Velocity Tail Risk Hedged Large Cap ETF	$329,202	$4,973,712
Janus Velocity Volatility Hedged Large Cap ETF	446,722	800,733

20  |  May 31, 2016

Janus Velocity ETFs
Notes to Financial Statements	May 31, 2016 (Unaudited)

For the six months ended May 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:

	Purchases	Sales

Janus Velocity Tail Risk Hedged Large Cap ETF	$16,226,332	$16,311,497
Janus Velocity Volatility Hedged Large Cap ETF	–	21,037,657

The Janus Velocity Tail Risk Hedged Large Cap ETF and the Janus Velocity Volatility Hedged Large Cap ETF had in-kind net realized gain/(loss) of $597,585 and $1,893,860, respectively.

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

6. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

7. SUBSEQUENT EVENTS

The Board of Trustees of the ALPS ETF Trust has approved an Agreement and Plan of Reorganization (“Agreement”) providing for the reorganization (the “Reorganizations”) of the Janus Velocity Tail Risk Hedged Large Cap ETF and the Janus Velocity Volatility Hedged Large Cap ETF (each, a “Target Fund”) into corresponding newly-created exchange-traded funds (ETFs) of the Janus Detroit Street Trust (the “Acquiring Funds”).

Shareholders of record as of May 23, 2016 of each Target Fund approved the Reorganization of their Target Fund into the corresponding Acquiring Fund at the July 12, 2016 shareholder meeting. The Reorganizations closed on July 18, 2016.

The results of the July 12, 2016 shareholder meeting for each Target Fund were:

Proposal with respect to Janus Velocity Tail Risk Hedged Large Cap ETF

To approve an Agreement and Plan of Reorganization and Termination providing for the reorganization of Janus Velocity Tail Risk Hedged Large Cap ETF (“Existing Fund I”), a series of ALPS ETF Trust, into Janus Velocity Tail Risk Hedged Large Cap ETF (“New Fund I”), a newly created series of Janus Detroit Street Trust, and complete liquidation and dissolution of Existing Fund I.

Fund	For	Against	Abstain

Janus Velocity Tail Risk Hedged Large Cap ETF	720,852	370	6,450

Proposal with respect to Janus Velocity Volatility Hedged Large Cap ETF

To approve an Agreement and Plan of Reorganization and Termination providing for the reorganization of Janus Velocity Volatility Hedged Large Cap ETF (“Existing Fund II”), a series of ALPS ETF Trust, into Janus Velocity Volatility Hedged Large Cap ETF (“New Fund II”), a newly created series of Janus Detroit Street Trust, and complete liquidation and dissolution of Existing Fund II.

Fund	For	Against	Abstain

Janus Velocity Volatility Hedged Large Cap ETF	790,330	0	2,043

21  |  May 31, 2016

Janus Velocity ETFs
Additional Information	May 31, 2016 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2015:

	Qualified Dividend Income	Dividend Received Deduction

Janus Velocity Tail Risk Hedged Large Cap ETF	100.00%	100.00%
Janus Velocity Volatility Hedged Large Cap ETF	100.00%	100.00%

In early 2016, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2015 via Form 1099. The Funds will notify shareholders in early 2017 of amounts paid to them by the Funds, if any, during the calendar year 2016.

LISCENSING AGREEMENTS

Janus Velocity Tail Risk Hedged Large Cap ETF

The VelocityShares Tail Risk Hedged Large Cap Index is the exclusive property of Janus Index and Calculation Services, a division of VelocityShares LLC.

Neither Janus Index and Calculation Services, VelocityShares LLC (together, “VelocityShares”) nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in the Funds generally or the similarities or variations between the performance of the index and the performance of the underlying security. VelocityShares is the licensor of certain trademarks, service marks and trade names of VelocityShares and of the index which is determined, composed and calculated by VelocityShares without regard to the issuer of the Funds. Neither VelocityShares nor any other party guarantees the accuracy and/or the completeness of the indices or any date included therein. VelocityShares disclaims all warranties of merchantability or fitness for any particular purpose with respect to the indices or any data included therein.

ALTHOUGH VELOCITYSHARES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH VELOCITYSHARES CONSIDERS RELIABLE, NEITHER VELOCITYSHARES NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER VELOCITYSHARES NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, HOLDERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY OTHER DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER VELOCITYSHARES NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN AND VELOCITYSHARES HEREBY EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL VELOCITYSHARES OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

THE ADVISER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF EITHER UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN, AND THE ADVISER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. THE ADVISER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE SHARES OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF EITHER UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE ADVISER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH

22  |  May 31, 2016

Janus Velocity ETFs
Additional Information	May 31, 2016 (Unaudited)

RESPECT TO EITHER UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE ADVISER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) ARISING OUT OF MATTERS RELATING TO THE USE OF EITHER UNDERLYING INDEX EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Janus Velocity Volatility Hedged Large Cap ETF

The VelocityShares Volatility Hedged LargeCap Index is the exclusive property of Janus Index and Calculation Services, a division of VelocityShares LLC.

Neither Janus Index and Calculation Services, VelocityShares LLC (together, “VelocityShares”) nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in the Funds generally or the similarities or variations between the performance of the index and the performance of the underlying security. VelocityShares is the licensor of certain trademarks, service marks and trade names of VelocityShares and of the index which is determined, composed and calculated by VelocityShares without regard to the issuer of the Funds. Neither VelocityShares nor any other party guarantees the accuracy and/or the completeness of the indices or any date included therein. VelocityShares disclaims all warranties of merchantability or fitness for any particular purpose with respect to the indices or any data included therein.

ALTHOUGH VELOCITYSHARES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH VELOCITYSHARES CONSIDERS RELIABLE, NEITHER VELOCITYSHARES NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER VELOCITYSHARES NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, HOLDERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY OTHER DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER VELOCITYSHARES NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN AND VELOCITYSHARES HEREBY EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL VELOCITYSHARES OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES.

THE ADVISER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF EITHER UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN, AND THE ADVISER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. THE ADVISER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE SHARES OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF EITHER UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE ADVISER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EITHER UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE ADVISER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) ARISING OUT OF MATTERS RELATING TO THE USE OF EITHER UNDERLYING INDEX EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

23  |  May 31, 2016

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETFs.

May 31, 2016

semi-annual
REPORT

U.S. Equity High Volatility Put Write Index Fund (NYSE ARCA: HVPW)

ALPS Enhanced Put Write Strategy ETF (NYSE ARCA: PUTX)

An ALPS Advisors Solution

ALPS
A DST Company

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	5

Financial Statements

Schedule of Investments

U.S. Equity High Volatility Put Write Index Fund	6

ALPS Enhanced Put Write Strategy ETF	8

Statements of Assets and Liabilities	9

Statements of Operations	10

Statements of Changes in Net Assets

U.S. Equity High Volatility Put Write Index Fund	11

ALPS Enhanced Put Write Strategy ETF	12

Financial Highlights	13

Notes to Financial Statements	15

Additional Information	23

www.alpsfunds.com

U.S. Equity High Volatility Put Write Index Fund
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

The U.S. Equity High Volatility Put Write Index Fund (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the NYSE Arca U.S. Equity High Volatility Put Write IndexSM (the “Underlying Index”). The Underlying Index reflects the performance of a portfolio of exchange-traded put options on highly volatile stocks.

The Underlying Index measures the return of a hypothetical portfolio consisting of exchange traded put options which have been sold on each of 40 stocks and a cash position. The 40 stocks on which options are sold (“written”) are those 40 stocks from a selection of the largest capitalized (over $5 billion in market capitalization) stocks which also have listed options and which have the highest volatility, as determined by the NYSE Arca, Inc. (the “NYSE Arca”), the Fund’s index provider (the “Index Provider”).

Definitions:

Put Options: financial instruments that give the owner/buyer the right, but not the obligation, to sell a specified quantity of a security at a set price called the “strike” price on or before an agreed upon expiration date.

Volatility: the measure of a financial instrument’s price variation over time. Higher volatility suggests that a security’s value could vary over a larger range of values. This means that the price of the security could change dramatically over a short time period in either direction. Lower volatility suggests that a security’s value does not fluctuate dramatically, but changes in value at a steady pace over a period of time.

Fund Performance (as of May 31, 2016)

	6 Months	1 Year	3 Year	Since Inception^
U.S. Equity High Volatility Put Write Index Fund - NAV	-2.11%	-7.66%	0.87%	1.88%
U.S. Equity High Volatility Put Write Index Fund - Market Price*	-1.54%	-7.62%	0.93%	1.96%
U.S. Equity High Volatility Put Write Total Return Index	-1.38%	-6.24%	2.90%	3.96%

Total Expense Ratio (per the current prospectus) 0.95%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.855.325.8020.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on February 28, 2013.
*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

NYSE Arca U.S. Equity High Volatility Put Write IndexSM - Total Return: measures the return of a hypothetical portfolio of listed put options on each of 40 stocks and a cash (U.S. T-Bill) position. The 40 underlying stocks on which options are written are a selection of the largest capitalized (over $5 billion in market cap) U.S. listed stocks which also have listed options and which have the highest volatility, as determined by the NYSE Arca, Inc., the Fund’s Index provider. No more than 17.5% of the Index positions will be from the same sector. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The NYSE Arca U.S. Equity High Volatility Put Write Total Return IndexSM: is a service mark of NYSE Euronext or its affiliates and has been licensed for use by Rich Investment Solutions, LLC in connection with the U.S. Equity High Volatility Put Write Index Fund. Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representations or warranties regarding the Trust or the Fund or the ability of the NYSE Arca U.S. Equity HighVolatility Put Write IndexSM to track general stock market performance.

S&P 500® Total Return Index: The Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

1  |  May 31, 2016

U.S. Equity High Volatility Put Write Index Fund
Performance Overview	May 31, 2016 (Unaudited)

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The U.S. Equity High Volatility Put Write Index Fund is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the U.S. Equity High Volatility Put Write Index Fund.

Growth Of $10,000 (as of May 31, 2016)

Comparison of change in value of a $10,000 investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2016

ALPS Enhanced Put Write Strategy ETF
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

The ALPS Enhanced Put Write Strategy ETF (the “Fund”) seeks total return, with an emphasis on income as the source of that total return.

Fund Performance (as of May 31, 2016)

	6 Months	Since Inception^
ALPS Enhanced Put Write Strategy ETF - NAV	0.44%	0.52%
ALPS Enhanced Put Write Strategy ETF - Market Price*	0.56%	0.24%
S&P 500® Total Return Index	1.93%	2.79%

Total Expense Ratio (per the current prospectus) 0.75%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on July 8, 2015.
*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

S&P 500® Total Return Index: The Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect Fund performance.

The ALPS Enhanced Put Write Strategy ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The ALPS Enhanced Put Write Strategy ETF is a new product with a limited operating history.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ALPS Enhanced Put Write Strategy ETF.

3  |  May 31, 2016

ALPS Enhanced Put Write Strategy ETF
Performance Overview	May 31, 2016 (Unaudited)

Growth Of $10,000 (as of May 31, 2016)

Comparison of change in value of a $10,000 investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4  |  May 31, 2016

Put Write Funds
Disclosure of Fund Expenses	May 31, 2016 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2016.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expense Ratio(a)	Expenses Paid During Period 12/1/15 - 5/31/16(b)
U.S. Equity High Volatility Put Write Index Fund
Actual	$1,000.00	$ 978.90	0.95%	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	0.95%	$4.80
ALPS Enhanced Put Write Strategy ETF
Actual	$1,000.00	$1,004.40	0.75%	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	0.75%	$3.79

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

5  |  May 31, 2016

U.S. Equity High Volatility Put Write Index Fund
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

SHORT TERM INVESTMENTS (99.05%)
U.S. Treasury Bill Discount Notes
0.315%, 06/23/2016(a)	$5,000,000	$4,999,430
0.193%, 07/14/2016(a)	11,000,000	10,997,272
0.340%, 07/21/2016(a)(b)	20,000,000	19,993,140
0.275%, 09/01/2016(a)	7,500,000	7,493,640

TOTAL SHORT TERM INVESTMENTS (Cost $ 43,481,786)		43,483,482

TOTAL INVESTMENTS (99.05%) (Cost $ 43,481,786)		$43,483,482

NET OTHER ASSETS AND LIABILITIES (0.95%)(c)		419,171

NET ASSETS (100.00%)		$43,902,653

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	All or a portion of this security is being held as collateral for written options.
(c)	Includes cash, in the amount of $171,344, which is being held as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN PUT OPTIONS
Akamai Technologies, Inc.	06/17/2016	$45.00	(241)	$(723)
Anadarko Petroleum Corp.	06/17/2016	42.50	(255)	(1,530)
Antero Resources Corp.	06/17/2016	22.50	(482)	(7,230)
Baker Hughes, Inc.	06/17/2016	39.00	(278)	(2,085)
BioMarin Pharmaceutical, Inc.	06/17/2016	75.00	(144)	(6,480)
Brixmor Property Group, Inc.	06/17/2016	22.50	(482)	(22,895)
CF Industries Holdings, Inc.	06/17/2016	25.00	(434)	(13,237)
Continental Resource	06/17/2016	30.00	(361)	(903)
Devon Energy Corp.	06/17/2016	27.00	(401)	(3,208)
Expedia, Inc.	06/17/2016	95.00	(114)	(570)
Fortinet, Inc.	06/17/2016	26.00	(417)	(3,127)
Hanesbrands, Inc.	06/17/2016	24.00	(452)	(4,520)
Harley-Davidson, Inc.	06/17/2016	40.00	(271)	(1,761)
Herbalife Ltd.	06/17/2016	50.00	(217)	(12,044)
Incyte Corp.	06/17/2016	67.50	(160)	(4,400)
Ionis Pharmaceuticals, Inc.	06/17/2016	37.00	(293)	(430,710)
JetBlue Airways Corp.	06/17/2016	18.00	(602)	(33,110)
LinkedIn Corp.	06/17/2016	100.00	(108)	(540)
Mallinckrodt PLC	06/17/2016	50.00	(217)	(5,425)
Medivation, Inc.	06/17/2016	46.00	(235)	(9,165)
Monster Beverage Corp.	06/17/2016	110.00	(98)	(245)
Netflix, Inc.	06/17/2016	90.00	(120)	(2,280)
Newmont Mining Corp.	06/17/2016	25.00	(434)	(1,736)
PayPal Holdings, Inc.	06/17/2016	34.00	(319)	(3,190)
Qorvo, Inc.	06/17/2016	40.00	(271)	(1,355)
Range Resources Corp.	06/17/2016	31.00	(350)	(2,625)
Seattle Genetics, Inc.	06/17/2016	33.00	(328)	(4,920)
ServiceNow, Inc.	06/17/2016	55.00	(197)	(4,925)

6  |  May 31, 2016

U.S. Equity High Volatility Put Write Index Fund
Schedule of Investments	May 31, 2016 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN PUT OPTIONS (continued)
Targa Resources Corp.	06/17/2016	$28.00	(387)	$(9,675)
Tesla Motors, Inc.	06/17/2016	215.00	(50)	(17,875)
The Mosaic Co.	06/17/2016	22.50	(482)	(7,471)
The WhiteWave Foods Co.	06/17/2016	32.50	(333)	(2,497)
Trimble Navigation Ltd.	06/17/2016	22.50	(482)	(6,025)
TripAdvisor, Inc.	06/17/2016	55.00	(197)	(1,478)
United Rentals, Inc.	06/17/2016	52.50	(206)	(2,060)
Vertex Pharmaceuticals, Inc.	06/17/2016	70.00	(155)	(1,550)
VMware, Inc.	06/17/2016	45.00	(241)	(1,205)
Western Digital Corp.	06/17/2016	35.00	(310)	(775)
WestRock Co.	06/17/2016	35.00	(310)	(4,650)
Wynn Resorts Ltd.	06/17/2016	82.50	(131)	(3,406)
TOTAL WRITTEN PUT OPTIONS

(Premiums received $1,171,344)				$(643,606)

See Notes to Financial Statements.

7  |  May 31, 2016

ALPS Enhanced Put Write Strategy ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

GOVERNMENT BOND (91.04%)
Government (91.04%)
U. S. Treasury Bill Discount Notes
0.152%, 06/02/2016(a)(b)	$2,285,000	$2,284,991

TOTAL GOVERNMENT BOND (Cost $ 2,284,990)		2,284,991

TOTAL INVESTMENTS (91.04%) (Cost $ 2,284,990)		$2,284,991

NET OTHER ASSETS AND LIABILITIES (8.96%)(c)		224,843

NET ASSETS (100.00%)		$2,509,834

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	All or a portion of this security is being held as collateral for written options.
(c)	Includes cash, in the amount of $4,007, which is being held as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN PUT OPTIONS
S&P 500® PM Index	06/17/2016	$2,050.00	(12)	$(9,720)
SPDR® S&P 500® ETF Trust	06/17/2016	204.00	(2)	(149)
TOTAL WRITTEN PUT OPTIONS

(Premiums received $37,254)				$(9,869)

Common Abbreviations:

S&P - Standard and Poor’s.

SPDR - Standard & Poor’s Depositary Receipt.

See Notes to Financial Statements.

8  |  May 31, 2016

Put Write Funds
Statements of Assets and Liabilities	May 31, 2016 (Unaudited)

	U.S. Equity High	ALPS Enhanced
	Volatility Put	Put Write
	Write Index Fund	Strategy ETF

ASSETS:
Investments, at value	$43,483,482	$2,284,991
Cash	926,621	232,283
Deposits with brokers for written options	171,344	4,007

Total Assets	44,581,447	2,521,281

LIABILITIES:
Written options, at value (Proceeds $1,171,344 and $37,254, respectively)	643,606	9,869
Payable to adviser	35,188	1,578

Total Liabilities	678,794	11,447

NET ASSETS	$43,902,653	$2,509,834

NET ASSETS CONSIST OF:
Paid-in capital	$47,724,950	$2,500,049
Accumulated net investment loss	(2,273,605)	(4,329)
Accumulated net realized loss	(2,078,126)	(13,272)
Net unrealized appreciation	529,434	27,386

NET ASSETS	$43,902,653	$2,509,834

INVESTMENTS, AT COST	$43,481,786	$2,284,990

PRICING OF SHARES
Net Assets	$43,902,653	$2,509,834
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,200,000	100,002
Net Asset Value, offering and redemption price per share	$19.96	$25.10

See Notes to Financial Statements.

9  |  May 31, 2016

Put Write Funds
Statements of Operations	For the Six Months Ended May 31, 2016 (Unaudited)

	U.S. Equity High	ALPS Enhanced
	Volatility Put	Put Write
	Write Index Fund	Strategy ETF

INVESTMENT INCOME:
Interest	$47,989	$4,958

Total investment income	47,989	4,958

EXPENSES:
Investment adviser fees	217,698	9,149

Total Expenses	217,698	9,149

NET INVESTMENT LOSS	(169,709)	(4,191)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(4,082,263)	(8,425)
Net realized gain/(loss) on written option contracts	3,022,862	(3,315)
Net change in unrealized appreciation on investments	42,336	1,219
Net change in unrealized appreciation on written option contracts	87,462	25,636

NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS AND WRITTEN OPTION CONTRACTS	(929,603)	15,115

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,099,312)	$10,924

See Notes to Financial Statements.

10  |  May 31, 2016

U.S. Equity High Volatility Put Write Index Fund
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015(a)
OPERATIONS:
Net investment loss	$(169,709)	$(478,439)
Net realized loss(a)	(1,059,401)	(1,207,519)
Net change in unrealized appreciation(a)	129,798	29,837

Net decrease in net assets resulting from operations	(1,099,312)	(1,656,121)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,103,896)	–
Tax return of capital	–	(4,785,224)

Total distributions	(2,103,896)	(4,785,224)

CAPTIAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	14,107,670
Cost of shares redeemed	(4,085,054)	(8,756,528)

Net increase/(decrease) from share transactions	(4,085,054)	5,351,142

Net decrease in net assets	(7,288,262)	(1,090,203)

NET ASSETS:
Beginning of period	51,190,915	52,281,118

End of period*	$43,902,653	$51,190,915

*Including accumulated net investment loss of:	$(2,273,605)	$–

OTHER INFORMATION:
CAPTIAL SHARE TRANSACTIONS:
Beginning shares	2,400,000	2,200,002
Shares sold	–	600,000
Shares redeemed	(200,000)	(400,002)

Shares outstanding, end of period	2,200,000	2,400,000

(a)

Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements.

11  |  May 31, 2016

ALPS Enhanced Put Write Strategy ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Period July 8, 2015 (Commencement of Operations) to November 30, 2015(a)
OPERATIONS:
Net investment loss	$(4,191)	$(138)
Net realized gain/(loss)(a)	(11,740)	10,299
Net change in unrealized appreciation(a)	26,855	531

Net increase in net assets resulting from operations	10,924	10,692

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains	(11,831)	–

Total distributions	(11,831)	–

CAPTIAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	2,500,049

Net increase from share transactions	–	2,500,049

Net increase/(decrease) in net assets	(907)	2,510,741

NET ASSETS:
Beginning of period	2,510,741	–

End of period*	$2,509,834	$2,510,741

*Including accumulated net investment loss of:	$(4,329)	$(138)

OTHER INFORMATION:
CAPTIAL SHARE TRANSACTIONS:
Beginning shares	100,002	–
Shares sold	–	100,002

Shares outstanding, end of period	100,002	100,002

(a)

Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements.

12  |  May 31, 2016

U.S. Equity High Volatility Put Write Index Fund
Financial Highlights	For a Share Outstanding Throughout the Six Months Presented

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Period February 28, 2013 (Commencement of Operations) to November 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$21.33	$23.76	$25.80	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)	(0.21)	(0.22)	(0.18)
Net realized and unrealized gain/(loss)	(0.39)	(0.15)	0.42	2.50

Total from investment operations	(0.46)	(0.36)	0.20	2.32

DISTRIBUTIONS:
From net investment income	(0.91)	–	–	(1.52)
Tax return of capital	–	(2.07)	(2.24)	–

Total distributions	(0.91)	(2.07)	(2.24)	(1.52)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.37)	(2.43)	(2.04)	0.80

NET ASSET VALUE, END OF PERIOD	$19.96	$21.33	$23.76	$25.80

TOTAL RETURN(b)	(2.11%)	(1.70%)	0.84%	9.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$43,903	$51,191	$52,281	$28,379

Ratio of expenses to average net assets	0.95%(c)	0.95%	0.95%	0.95%(c)
Ratio of net investment loss to average net assets	(0.74%)(c)	(0.90%)	(0.92%)	(0.92%)(c)
Portfolio turnover rate(d)	0%	0%(e)	0%	0%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions.
(e)

The Fund typically holds no long positions at the end of each month because it is not part of the Fund’s principal investment strategy. At November 30, 2015, the Fund held one long position which was excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

13  |  May 31, 2016

ALPS Enhanced Put Write Strategy ETF
Financial Highlights	For a Share Outstanding Throughout the Six Months Presented

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Period July 8, 2015 (Commencement of Operations) to November 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$25.11	$25.09

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.00)(b)
Net realized and unrealized gain	0.15	0.02

Total from investment operations	0.11	0.02

DISTRIBUTIONS:
From net realized gains	(0.12)	–

Total distributions	(0.12)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.01)	0.02

NET ASSET VALUE, END OF PERIOD	$25.10	$25.11

TOTAL RETURN(c)	0.44%	0.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,510	$2,511

Ratio of expenses to average net assets	0.75%(d)	0.75%(d)
Ratio of net investment loss to average net assets	(0.34%)(d)	(0.01%)(d)
Portfolio turnover rate(e)	224%	185%

(a)	Based on average shares outstanding during the period.
(b)	Less than ($0.005)
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

14  |  May 31, 2016

Put Write Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2016, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the U.S. Equity High Volatility Put Write Index Fund and the ALPS Enhanced Put Write Strategy ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the U.S. Equity High Volatility Put Write Index Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the NYSE Arca U.S. Equity High Volatility Put Write IndexSM (the “Underlying Index”). The Underlying Index reflects the performance of a portfolio of exchange-traded put options on highly volatile stocks. The investment objective of the ALPS Enhanced Put Write Strategy ETF is to seek total return, with an emphasis on income as the source of that total return. Each Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Shares of the Funds (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares, at net asset value (“NAV”), in blocks of 100,000 Shares for the U.S. Equity High Volatility Put Write Index Fund and 50,000 shares for the ALPS Enhanced Put Write Strategy ETF, each of which is called a “Creation Unit.” Creation Units of each Fund are issued and redeemed for cash. Except when aggregated in Creation Units, Shares are not redeemable securities of either Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of the NYSE, usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV is computed by dividing the value of the Funds’ portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

Each Fund’s listed put options are valued at the mean of the most recent bid and ask prices.

Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally

15  |  May 31, 2016

Put Write Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity. Listed put options are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 1 in the hierarchy, due to their active trading and short-term expiration.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

16  |  May 31, 2016

Put Write Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments at May 31, 2016:

U.S. Equity High Volatility Put Write Index Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Short Term Investments	$–	$43,483,482	$–	$43,483,482

Total	$–	$43,483,482	$–	$43,483,482

Other Financial Instruments*

Liabilities
Written Option Contracts	$(643,606)	$–	$–	$(643,606)

Total	$(643,606)	$–	$–	$(643,606)

ALPS Enhanced Put Write Strategy ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Government Bonds	$–	$2,284,991	$–	$2,284,991

Total	$–	$2,284,991	$–	$2,284,991

Other Financial Instruments*

Liabilities
Written Option Contracts	$(9,869)	$–	$–	$(9,869)

Total	$(9,869)	$–	$–	$(9,869)

*  Other financial instruments are instruments not reflected in the Schedule of Investments, such as written options.

The Funds recognize transfers between levels as of the end of the period. For the six months ended May 31, 2016, none of the Funds had any transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

For the U.S. Equity High Volatility Put Write Index Fund, dividends from net investment income, if any, and any net short-term capital gains are distributed to shareholders following each 60 day period. Any other net income or capital gains will be distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, the Fund intends to distribute, at the end of each 60-day period out of net investment income and/or net short-term capital gains, an amount of cash equal to 1.5% of the Fund’s net assets at the end of such 60-day period. If the Fund’s net investment income and net short-term capital gains are insufficient to support a 1.5% distribution in any 60-day period, the distribution will be reduced by the amount of the shortfall. As a result of the Fund’s investment strategy, it is not expected that the Fund will have income from long-term capital gains.

For the ALPS Enhanced Put Write Strategy ETF, dividends from net investment income, if any, and any net short-term capital gains are distributed to shareholders quarterly. Any other net income or gains are distributed at least annually. Dividends may be declared and paid more frequently to

17  |  May 31, 2016

Put Write Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

comply with the distribution requirements of the Internal Revenue Code. Some portion of each distribution may result in a return of capital (which is a return of the shareholder’s investment in a fund). Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2016.

The tax character of the distributions paid during the fiscal year ended November 30, 2015 was as follows:

Tax Return of Capital

U.S. Equity High Volatility Put Write Index Fund	$4,785,224

As of the period ended November 30, 2015 the ALPS Enhanced Put Write Strategy ETF paid no distributions.

As of May 31, 2016, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	U.S. Equity High Volatility Put Write Index Fund	ALPS Enhanced Put Write Strategy ETF

Gross appreciation (excess of value over tax cost)	$2,977	$1
Gross depreciation (excess of tax cost over value)	(1,281)	–

Net unrealized appreciation/ (depreciation)	1,696	1

Cost of investments for income tax purposes	$43,481,786	$2,284,990

F. Income Taxes

No provision for income taxes are included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Funds evaluate tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2016, none of the Funds had a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years for the U.S. Equity High Volatility Put Write Index Fund have incorporated no uncertain tax positions that require a provision for income taxes. Being that the ALPS Enhanced Put Write Strategy ETF commenced operations on July 8, 2015, no tax returns have been filed as of the date of this report.

G. Derivative Instruments and Hedging Activities

The following discloses the Funds’ use of derivative instruments and hedging activities.

Each Fund’s investment objective permits the Funds to purchase derivative contracts including written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral that has been pledged to cover derivative obligations of each Fund and cash collateral received from the counterparty and non-cash collateral pledged by each Fund, if any, is noted in each Fund’s Schedule of Investments.

18  |  May 31, 2016

Put Write Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

A written put option on an asset by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

Market Risk Factors: In pursuit of each Fund’s investment objectives, the Funds will use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: The value of the options sold by each Fund is based on the value of the instruments directly or indirectly underlying such options. Accordingly, the Funds are exposed to equity risk, which is the risk that the value of the underlying stocks or ETFs underlying options written by each Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stocks or ETFs participate, or factors relating to specific companies. In such event, the value of the options sold by each Fund will likely decline. Additionally, if the value of the stocks or ETFs underlying the options sold by each Fund increases, a Fund’s returns will not increase accordingly.

Put Option Risk: Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by the U.S. Equity High Volatility Put Write Index Fund may be particularly subject to this risk because the underlying stocks are selected by the Index Provider to have high volatility. The Funds will incur a form of economic leverage through their use of options, which will increase the volatility of the Funds’ returns and may increase the risk of loss to the Funds. While the Funds will collect premiums on the options they write, each Fund’s risk of loss if one or more of their options is exercised and expires in-the-money may substantially outweigh the gains to each Fund from the receipt of such option premiums. The Funds will either earmark or segregate sufficient liquid assets to cover their obligations under each option on an ongoing basis. Moreover, the options sold by each Fund may have imperfect correlation to the returns of their underlying stocks or ETFs.

Implied Volatility Risk: When each Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Funds invest is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks or ETFs do not change), which will result in a corresponding increase in the liabilities of the each Fund under such options and thus decrease the Fund’s NAV. The Funds are therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by a Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

19  |  May 31, 2016

Put Write Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

U.S. Equity High Volatility Put Write Index Fund:

Transactions in written option contracts during the six months ended May 31, 2016, were as follows:

	Written Put Options

	Number of Contracts	Premiums

Options outstanding at November 30, 2015	(11,817)	$1,451,726
Options written	(40,705)	4,020,560
Options exercised	8,863	(1,214,635)
Options expired	30,862	(2,966,342)
Options closed	1,232	(119,965)

Options outstanding at May 31, 2016	(11,565)	1,171,344

Market Value, May 31, 2016		$(643,606)

ALPS Enhanced Put Write Strategy ETF:

Transactions in written option contracts during the six months ended May 31, 2016, were as follows:

	Written Put Options

	Number of Contracts	Premiums

Options outstanding at November 30, 2015	(22)	$38,126
Options written	(111)	283,162
Options exercised	26	(8,368)
Options expired	59	(155,958)
Options closed	34	(119,708)

Options outstanding at May 31, 2016	(14)	37,254

Market Value, May 31, 2016		$(9,869)

20  |  May 31, 2016

Put Write Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

The effect of derivatives instruments on the Statement of Assets and Liabilities as of May 31, 2016:

	Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value

U.S. Equity High Volatility Put Write Index Fund
Equity Contracts (Written Options)	Options written, at value	$643,606

		$643,606

ALPS Enhanced Put Write Strategy ETF
Equity Contracts (Written Options)	Options written, at value	$9,869

		$9,869

The effect of derivatives instruments on the Statement of Operations for the six months ended May 31, 2016:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income

U.S. Equity High Volatility Put Write Index Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation on written option contracts	$3,022,862	$87,462

Total		$3,022,862	$87,462

ALPS Enhanced Put Write Strategy ETF
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation on written option contracts	$(3,315)	$25,636

Total		$(3,315)	$25,636

The average written option contracts volume for the U.S. High Volatility Put Write Index Fund and ALPS Enhanced Put Write Strategy ETF were 13,363 and 19, respectively, during the six months ended May 31, 2016.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as each Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis as a percentage of each Fund’s average daily net assets at the annual rate set forth below. From time to time, the Investment Adviser may waive all or a portion of its fee.

Fund	Advisory Fee

U.S. Equity High Volatility Put Write Index	0.95%
ALPS Enhanced Put Write Strategy ETF	0.75%

Out of the unitary management fee, the Investment Adviser pays substantially all expenses of each Fund, including the fees of the Sub-Adviser and the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed pay substantially all each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

21  |  May 31, 2016

Put Write Funds
Notes to Financial Statements	May 31, 2016 (Unaudited)

Rich Investment Solutions, LLC acts as each Fund’s sub-adviser (“Sub-Adviser”) pursuant to a sub-advisory agreement with the Adviser (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser, on a monthly basis, a portion of the advisory fees it receives from the Fund, as a percentage of each Fund’s average daily net assets at the annual rate set forth below.

Fund	Advisory Fee

U.S. Equity High Volatility Put Write Index	0.80%
ALPS Enhanced Put Write Strategy ETF	0.60%

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2016, the cost of purchases and proceeds from sales of common stock related to exercised written put options were as follows:

Fund	Purchases	Sales

U.S. Equity High Volatility Put Write Index Fund	$65,678,306	$76,776,770
ALPS Enhanced Put Write Strategy ETF	5,176,520	5,047,490

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund on a cash basis only in Creation Unit size aggregations of 100,000 Shares for the U.S. Equity High Volatility Put Write Index Fund and 50,000 shares for the ALPS Enhanced Put Write Strategy ETF. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund.

6. SUBSEQUENT EVENTS

ALPS Enhanced Put Write Strategy ETF

On June 6, 2016, the Board of the Trust authorized an orderly liquidation of the ALPS Enhanced Put Write Strategy ETF. The Fund closed to new investors on June 22, 2016, and the NYSE ARCA halted trading in the Fund before the opening of trading on June 27, 2016. The effective date of the Fund’s liquidation was June 27, 2016.

U.S. Equity High Volatility Put Write Index Fund

On June 6, 2016, Rich Investment Solutions, LLC, the Sub-Adviser to the U.S. Equity High Volatility Put Write Index Fund, notified the Board of the Trust that it will resign as Sub-Adviser to the Fund, to be effective on July 1, 2016. ALPS Advisors, Inc. remains as the Adviser to the Fund.

22  |  May 31, 2016

Put Write Funds
Additional Information	May 31, 2016 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

LICENSING AGREEMENT

The U.S. Equity High Volatility Put Write Index Fund is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or its affiliates (“NYSE Group”). NYSE Group makes no representation or warranty regarding the advisability of investing in securities generally, in The U.S. Equity High Volatility Put Write Index Fund particularly, or the ability of the NYSE Arca U.S. Equity High Volatility Put Write IndexSM to track general stock market performance.

NYSE GROUP MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE ARCA U.S. EQUITY HIGH VOLATILITY PUT WRITE INDEXSM OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL NYSE GROUP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOSS OF PROFITS), EVEN IF NOTIFIED OF THE POSSIBLIITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of either Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index even if notified of the possibility of such damages.

23  |  May 31, 2016

May 31, 2016

semi-annual
REPORT
SBIO

ALPS Medical Breakthroughs ETF (NYSE ARCA: SBIO)

An ALPS Advisors Solution

ALPS
A DST Company

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	3

Schedule of Investments	4

Statement of Assets & Liabilities	7

Statement of Operations	8

Statements of Changes In Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Additional Information	16

www.alpsfunds.com

ALPS Medical Breakthroughs ETF
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

ALPS Medical Breakthroughs ETF (the “Fund”) employs a “passive management” – or indexing – investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Poliwogg Medical Breakthroughs IndexSM (the “Underlying Index”).

The Underlying Index is comprised of small- and mid-cap stocks of biotechnology and pharmaceutical companies that have one or more drugs in either Phase II or Phase III U.S. Food and Drug Administration (“FDA”) clinical trials. In a Phase II trial, the drug is administered to a group of 100-300 people to see if it is effective and to evaluate its safety. In a Phase III trial, the drug is given to a larger group, between 500-3,000 people, to confirm its effectiveness, monitor side effects, compare it to commonly used treatments and collect information that will allow the drug or treatment to be used safely. Stocks selected for inclusion in the Underlying Index must be listed on a U.S. stock exchange. Underlying Index constituents must have a market capitalization of no less than $200 million and no more than $5 billion. Stocks included in the Underlying Index must also sustain an average daily trading volume in excess of $1 million for the 90-day period preceding an Underlying Index reconstitution. Constituents must be able to sustain the monthly rates at which they use shareholder capital (“cash burn rates”) for at least 24 months. The Underlying Index is reconstituted semi-annually on the third Fridays of June and December.

Fund Performance (as of May 31, 2016)

	6 Months	1 Year	Since Inception^
ALPS Medical Breakthroughs ETF - NAV	-21.28%	-25.10%	2.08%
ALPS Medical Breakthroughs ETF - Market Price*	-21.22%	-25.08%	2.14%
Poliwogg Medical Breakthroughs Total Return Index	-21.07%	-24.67%	2.63%

Total Expense Ratio (per the current prospectus) 0.50%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.844.234.5852.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on December 31, 2014. Total return for a period of less than one year is not annualized.
*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Poliwogg Medical Breakthroughs Total Return Index is designed to capture research and development opportunities in the pharmaceutical industry. PMBI consists of small-cap and mid-cap pharmaceutical and biotechnology stocks listed on U.S. stock exchanges that have one or more drugs in either Phase II or Phase III U.S. FDA clinical trials. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

Companies in the pharmaceuticals and biotechnology industry may be subject to extensive litigation based on product liability and similar claims. Legislation introduced or considered by certain governments on such industries or on the healthcare sector cannot be predicted.

Companies in the pharmaceuticals industry are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The profitability of some companies in the pharmaceuticals industry may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the pharmaceuticals industry are subject to government approvals, regulation and reimbursement rates. The process of obtaining government approvals may be long and costly. Many companies in the pharmaceuticals industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The development of new drugs generally has a high failure rate, and such failures may negatively impact the stock price of the company developing the failed drug. Biotechnology companies may have persistent losses during a new product’s transition from development to production. In order to fund operations, biotechnology companies may require financing from the capital markets, which may not always be available on satisfactory terms or at all.

1  |  May 31, 2016

ALPS Medical Breakthroughs ETF
Performance Overview	May 31, 2016 (Unaudited)

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Medical Breakthroughs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ALPS Medical Breakthroughs ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with S-Network Global Indexes, Inc.

Growth Of $10,000 (as of May 31, 2016)

Comparison of change in value of a $10,000 investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Holdings* (as of May 31, 2016)

Seattle Genetics, Inc.	4.68%
Anacor Pharmaceuticals, Inc.	4.52%
Neurocrine Biosciences, Inc.	4.43%
ACADIA Pharmaceuticals, Inc.	4.06%
Intercept Pharmaceuticals, Inc.	3.72%
Catalent, Inc.	3.61%
Akorn, Inc.	3.53%
Ultragenyx Pharmaceutical, Inc.	2.93%
Horizon Pharma Plc	2.83%
The Medicines Co.	2.69%
Total % of Top 10 Holdings	37.00%

*	% of Total Investments (excluding money market fund)

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2016)

2  |  May 31, 2016

ALPS Medical Breakthroughs ETF
Disclosure of Fund Expenses	May 31, 2016 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2016

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expense Ratio(a)	Expenses Paid During Period 12/1/15 - 5/31/16(b)
ALPS Medical Breakthroughs ETF
Actual	$1,000.00	$787.20	0.50%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	0.50%	$2.53

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

3  |  May 31, 2016

ALPS Medical Breakthroughs ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.99%)
Biotechnology (60.68%)
ACADIA Pharmaceuticals, Inc.(a)	164,410	$5,825,046
Acceleron Pharma, Inc.(a)	54,821	1,875,426
Achillion Pharmaceuticals, Inc.(a)	201,941	1,888,148
Acorda Therapeutics, Inc.(a)	67,617	1,923,704
Adamas Pharmaceuticals, Inc.(a)	31,646	532,286
Aduro Biotech, Inc.(a)	93,433	1,148,291
Advanced Accelerator Applications SA, ADR(a)	57,017	1,699,107
Affimed NV(a)	49,148	174,967
Akebia Therapeutics, Inc.(a)	56,014	499,085
Alder Biopharmaceuticals, Inc.(a)	64,675	1,944,777
AMAG Pharmaceuticals, Inc.(a)	51,364	1,101,244
Anacor Pharmaceuticals, Inc.(a)	65,202	6,474,559
Applied Genetic Technologies Corp.(a)	26,657	458,500
Ardelyx, Inc.(a)	51,114	467,693
Atara Biotherapeutics, Inc.(a)	42,324	766,488
BioCryst Pharmaceuticals, Inc.(a)	108,390	367,442
Bluebird Bio, Inc.(a)	54,571	2,469,338
Cara Therapeutics, Inc.(a)	40,237	259,931
Celldex Therapeutics, Inc.(a)	145,879	668,126
Chimerix, Inc.(a)	68,204	334,200
Clovis Oncology, Inc.(a)	56,635	953,167
Dynavax Technologies Corp.(a)	56,794	942,212
Emergent BioSolutions, Inc.(a)	58,346	2,560,222
Enanta Pharmaceuticals, Inc.(a)	27,979	686,325
Genocea Biosciences, Inc.(a)	41,598	195,511
Halozyme Therapeutics, Inc.(a)	187,481	1,886,059
ImmunoGen, Inc.(a)	128,664	725,665
Insmed, Inc.(a)	91,421	1,078,768
Intercept Pharmaceuticals, Inc.(a)	35,950	5,333,542
Karyopharm Therapeutics, Inc.(a)	52,814	505,430
Kite Pharma, Inc.(a)	71,159	3,646,899
Ligand Pharmaceuticals, Inc.(a)	29,456	3,522,643
Loxo Oncology, Inc.(a)	28,355	765,585
MacroGenics, Inc.(a)	50,711	1,296,173
Medgenics, Inc.(a)	48,566	276,826
Neurocrine Biosciences, Inc.(a)	127,764	6,343,483
OncoMed Pharmaceuticals, Inc.(a)	44,499	659,030
Ophthotech Corp.(a)	51,667	2,774,518
Osiris Therapeutics, Inc.	50,923	254,870
Otonomy, Inc.(a)	43,214	634,814
PDL BioPharma, Inc.	242,804	871,666
Portola Pharmaceuticals, Inc.(a)	83,208	2,286,556
Progenics Pharmaceuticals, Inc.(a)	103,172	518,439
Pronai Therapeutics, Inc.(a)	44,414	278,920
PTC Therapeutics, Inc.(a)	50,649	413,296
Rigel Pharmaceuticals, Inc.(a)	130,836	337,557
Sage Therapeutics, Inc.(a)	47,321	1,557,334
Seattle Genetics, Inc.(a)	165,752	6,701,353
Spark Therapeutics, Inc.(a)	40,006	2,238,336
Tokai Pharmaceuticals, Inc.(a)	33,385	242,041
Ultragenyx Pharmaceutical, Inc.(a)	57,390	4,195,209
Versartis, Inc.(a)	43,386	399,585

4  |  May 31, 2016

ALPS Medical Breakthroughs ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

Biotechnology (60.68%) (continued)
XBiotech, Inc.(a)	47,561	$732,439
Zafgen, Inc.(a)	40,241	284,101

Total Biotechnology		86,976,932

Pharmaceuticals (39.31%)
AcelRx Pharmaceuticals, Inc.(a)	65,691	227,291
Aerie Pharmaceuticals, Inc.(a)	38,965	696,305
Agios Pharmaceuticals, Inc.(a)	55,636	3,112,834
Aimmune Therapeutics, Inc.(a)	62,445	958,531
Akorn, Inc.(a)	169,128	5,055,236
Anthera Pharmaceuticals, Inc.(a)	58,938	216,892
Aquinox Pharmaceuticals, Inc.(a)	25,431	209,297
Aralez Pharmaceuticals, Inc.(a)	94,529	378,116
Ascendis Pharma A/S, ADR(a)	37,142	510,331
Axovant Sciences, Ltd.(a)	146,541	1,935,807
Catalent, Inc.(a)	184,040	5,175,205
Chiasma, Inc.(a)	35,371	113,541
DBV Technologies SA, Sponsored ADR(a)	71,252	2,389,080
Depomed, Inc.(a)	90,012	1,838,945
Endocyte, Inc.(a)	62,030	243,158
FibroGen, Inc.(a)	90,653	1,691,585
Flexion Therapeutics, Inc.(a)	31,837	555,237
Foamix Pharmaceuticals, Ltd.(a)	45,163	329,238
Forward Pharma A/S, ADR(a)	68,747	1,400,376
Galapagos NV, Sponsored ADR(a)	57,663	3,334,075
Horizon Pharma Plc(a)	235,428	4,056,424
Immune Design Corp.(a)	29,777	373,701
Impax Laboratories, Inc.(a)	107,300	3,664,295
Inotek Pharmaceuticals Corp.(a)	39,037	359,140
Ironwood Pharmaceuticals, Inc.(a)	188,367	2,352,704
The Medicines Co.(a)	102,635	3,860,102
Neuroderm, Ltd.(a)	31,834	593,704
Ocular Therapeutix, Inc.(a)	36,564	438,768
Pacira Pharmaceuticals, Inc.(a)	54,765	2,547,120
Radius Health, Inc.(a)	63,575	2,305,229
Regulus Therapeutics, Inc.(a)	77,897	478,288
Revance Therapeutics, Inc.(a)	41,468	850,094
SciClone Pharmaceuticals, Inc.(a)	72,972	1,032,554
Sucampo Pharmaceuticals, Inc., Class A(a)	66,975	787,626
Supernus Pharmaceuticals, Inc.(a)	72,299	1,410,553
Trevena, Inc.(a)	75,074	549,542
Vitae Pharmaceuticals, Inc.(a)	32,317	324,140

Total Pharmaceuticals		56,355,064

TOTAL COMMON STOCKS (Cost $182,022,224)		143,331,996

RIGHTS (0.00%)(b)
Biotechnology (0.00%)(b)
Dyax Corp. - CVR, (Expiring 12/31/2019)(a)	170,016	1,700

5  |  May 31, 2016

ALPS Medical Breakthroughs ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description		Shares	Value

Biotechnology (0.00%)(b) (continued)
Prosensa Holding NV - CVR, (Expiring 2/15/2017)(a)		3,423	$3,081

Total Biotechnology			4,781

TOTAL RIGHTS (Cost $3,697)			4,781

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.04%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.374%	62,229	62,229

TOTAL SHORT TERM INVESTMENTS (Cost $62,229)			62,229

TOTAL INVESTMENTS (100.03%) (Cost $182,088,150)			$143,399,006

NET LIABILITIES LESS OTHER ASSETS (-0.03%)			(51,921)

NET ASSETS (100.00%)			$143,347,085

(a)	Non-income producing security.
(b)	Less than 0.005% of Net Assets.

See Notes to Financial Statements.

6  |  May 31, 2016

ALPS Medical Breakthroughs ETF
Statement of Assets and Liabilities	May 31, 2016 (Unaudited)

ASSETS:
Investments, at value	$143,399,006
Receivable for shares sold	1,268,558
Dividends receivable	28

Total Assets	144,667,592

LIABILITIES:
Payable for investments purchased	1,268,553
Payable to adviser	51,954

Total Liabilities	1,320,507

NET ASSETS	$143,347,085

NET ASSETS CONSIST OF:
Paid-in capital	$202,179,678
Accumulated net investment loss	(642,523)
Accumulated net realized loss on investments	(19,500,926)
Net unrealized depreciation on investments	(38,689,144)

NET ASSETS	$143,347,085

INVESTMENTS, AT COST	$182,088,150

PRICING OF SHARES
Net Assets	$143,347,085
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	5,650,000
Net Asset Value, offering and redemption price per share	$25.37

See Notes to Financial Statements.

7  |  May 31, 2016

ALPS Medical Breakthroughs ETF
Statement of Operations	For the Six Months Ended May 31, 2016 (Unaudited)

INVESTMENT INCOME:
Dividends	$49,983

Total Investment Income	49,983

EXPENSES:
Investment adviser fees	300,214

Total Expense	300,214

NET INVESTMENT LOSS	(250,231)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(17,969,990)
Net change in unrealized depreciation on investments	(17,837,591)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(35,807,581)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(36,057,812)

See Notes to Financial Statements.

8  |  May 31, 2016

ALPS Medical Breakthroughs ETF
Statement of Changes in Net Assets

		For the Period
		December 31, 2014
	For the Six	(Commencement of
	Months Ended	Operations)
	May 31, 2016	to November 30,
	(Unaudited)	2015(a)

OPERATIONS:
Net investment loss	$(250,231)	$(392,292)
Net realized gain/(loss)(a)	(17,969,990)	11,016,697
Net change in unrealized depreciation(a)	(17,837,591)	(20,851,553)

Net decrease in net assets resulting from operations	(36,057,812)	(10,227,148)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	35,605,998	233,745,688
Cost of shares redeemed	(27,024,876)	(52,694,765)

Net increase from capital share transactions	8,581,122	181,050,923

Net increase/(decrease) in net assets	(27,476,690)	170,823,775

NET ASSETS:
Beginning of period	170,823,775	–

End of period *	$143,347,085	$170,823,775

*Including accumulated net investment loss of:	$(642,523)	$(392,292)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	5,300,000	–
Shares sold	1,450,000	6,900,002
Shares redeemed	(1,100,000)	(1,600,002)

Shares outstanding, end of period	5,650,000	5,300,000

(a)	Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements.

9  |  May 31, 2016

ALPS Medical Breakthroughs ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the		December 31, 2014
	Six Months Ended		(Commencement of
	May 31, 2016		Operations)
	(Unaudited)		to November 30, 2015

NET ASSET VALUE, BEGINNING OF PERIOD	$32.23		$24.64

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.05)		(0.13)
Net realized and unrealized gain/(loss)	(6.81)		7.72

Total from investment operations	(6.86)		7.59

Net increase/(decrease) in net asset value	(6.86)		7.59

NET ASSET VALUE, END OF PERIOD	$25.37		$32.23

TOTAL RETURN(b)	(21.28)%		30.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$143,347		$170,824

Ratio of expenses to average net assets	0 .50%	(c)	0 .50%(c)
Ratio of net investment loss to average net assets	(0.42)%	(c)	(0.42)%(c)
Portfolio turnover rate(d)	30%		25%

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

10  |  May 31, 2016

ALPS Medical Breakthroughs ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

1. ORGANIZATION

The ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2016, the Trust consisted of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Medical Breakthroughs ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the performance of the Poliwogg Medical Breakthroughs IndexSM (the “Underlying Index”). The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

11  |  May 31, 2016

ALPS Medical Breakthroughs ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

		Level 2 - Other
	Level 1 - Unadjusted	Significant Observable	Level 3 -Significant
Investments in Securities at Value	Quoted Prices	Inputs	Unobservable Inputs	Total

Common Stocks*	$143,331,996	$–	$–	$143,331,996
Rights	–	4,781	–	4,781
Short Term Investments	62,229	–	–	62,229

TOTAL	$143,394,225	$4,781	$–	$143,399,006

* For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Other Risks

Equity Risk: A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity

12  |  May 31, 2016

ALPS Medical Breakthroughs ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Small- and Mid- Capitalization Company Risk: Investments in securities of small and mid-capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Concentration Risk: The Fund seeks to track the Underlying Index, which itself currently is concentrated in the pharmaceuticals and biotechnology industries and may have concentration in certain other industries or sectors, as well as regions, economies or markets. Underperformance or increased risk in such other concentrated areas may result in underperformance or increased risk in the Fund.

Non-Correlation Risk: The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions. Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

E. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

F. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2016.

At November 30, 2015, the Fund’s post-enactment capital losses deferred to the next tax year were as follows:

Fund	Short-Term

ALPS Medical Breakthroughs ETF	$1,303,159

The Fund elected to defer to the period ending November 30, 2016, late year ordinary losses in the amount of $306,581.

As of May 31, 2016, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

ALPS Medical
Breakthroughs ETF

Gross appreciation (excess of value over tax cost)	$5,900,115
Gross depreciation (excess of tax cost over value)	(44,755,417)

Net unrealized appreciation (depreciation)	$(38,855,302)

Cost of investments for income tax purposes	$182,254,308

13  |  May 31, 2016

ALPS Medical Breakthroughs ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

The differences between book-basis and tax-basis are primarily due to Passive Foreign Investment Company (“PFIC”) adjustments and the deferral of losses due to wash sales.

G. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.50% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the licensing fees to the Index provider, the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales

ALPS Medical Breakthroughs ETF	$44,658,686	$38,454,794

For the six months ended May 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

ALPS Medical Breakthroughs ETF	$35,606,689	$33,367,356

The ALPS Medical Breakthroughs ETF had in-kind net realized gain/(loss) of $879,336.

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

14  |  May 31, 2016

ALPS Medical Breakthroughs ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

15  |  May 31, 2016

ALPS Medical Breakthroughs ETF
Additional Information	May 31, 2016 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

LICENSING AGREEMENT

The Poliwogg Medical Breakthroughs IndexSM is a service mark of S-Network Global Indexes, Inc. and has been licensed for use by ALPS Advisors, Inc. The ALPS Medical Breakthroughs ETF is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. and S-Network Global Indexes, Inc. makes no representation regarding the advisability of investing in the ALPS Medical Breakthroughs ETF.

The ALPS Medical Breakthroughs ETF is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of the ALPS Medical Breakthroughs ETF or any member of the public regarding the advisability of investing in securities generally or in the ALPS Medical Breakthroughs ETF particularly or the ability of the Poliwogg Medical Breakthroughs IndexSM to track general stock market performance. S&P’s and its third party licensor’s only relationship to S-Network Global Indexes, LLC is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Poliwogg Medical Breakthroughs IndexSM. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the ALPS Medical Breakthroughs ETF or the timing of the issuance or sale of the ALPS Medical Breakthroughs ETF or in the determination or calculation of the equation by which the ALPS Medical Breakthroughs ETF is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the ALPS Medical Breakthroughs ETF.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE POLIWOGG MEDICAL BREAKTHROUGHS INDEXSM OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s®, and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by S-Network Global Indexes, LLC.

The Adviser does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of either Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index even if notified of the possibility of such damages.

16  |  May 31, 2016

May 31, 2016

semi-annual

REPORT

GRI

Cohen & Steers Global Realty Majors ETF (NYSE ARCA: GRI)

An ALPS Advisors Solution

ALPS
A DST Company

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	3

Financial Statements

Schedule of Investments	4

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Additional Information	16

www.alpsfunds.com

Cohen & Steers Global Realty Majors ETF
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

The Cohen & Steers Global Realty Majors ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Cohen & Steers Global Realty Majors Index (the “Underlying Index”). The Fund will normally invest at least 90% of its total assets in common stocks and other equity securities (which may include American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and Global Depositary Receipts (“GDRs”)) that comprise the Underlying Index. The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “GRI”.

The Underlying Index consists of the largest and most liquid securities within the global real estate universe that Cohen & Steers Capital Management, Inc. (“Cohen & Steers” or the “Index Provider”) believes are likely to lead the global securitization of real estate. The Underlying Index is free float and modified market-capitalization weighted, with a limit of 4.0% on any security’s weighting. Underlying Index constituents must have a free float adjusted market-capitalization of $750 million or greater for initial inclusion in the Underlying Index. Cohen & Steers considers country weights relative to each country’s GDP share representing the real estate securities universe and share of the private market for real estate, with up to 10% being allocated to securities of emerging markets. The Underlying Index is rebalanced quarterly.

Performance (as of May 31, 2016)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
Cohen & Steers Global Realty Majors ETF - NAV	5.15%	2.62%	5.45%	6.50%	2.43%
Cohen & Steers Global Realty Majors ETF - Market Price*	4.86%	2.16%	5.54%	6.33%	2.41%
Cohen & Steers Global Realty Majors Index	5.55%	3.40%	6.22%	7.26%	3.26%
FTSE EPRA/ NAREIT Developed Real Estate Index	6.41%	4.29%	6.64%	7.29%	3.42%
S&P 500® Total Return Index	1.93%	1.72%	11.06%	11.67%	7.54%

Total Expense Ratio (per the current Prospectus) 0.55%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.513.5856.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	Fund Inception May 7, 2008.

*	Market Price is based on the midpoint of the bid/ask spread at 4p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Cohen & Steers Global Realty Majors® Index: A free-float adjusted, modified market capitalization-weighted index of global real estate equities. The modified market capitalization weighting approach and qualitative screening process emphasize those companies that, in the opinion of the Cohen & Steers investment committee, are leading the securitization of real estate globally.

FTSE EPRA/NAREIT Developed Real Estate Index: An unmanaged market-weighted total return index that consists of many companies from developed markets whose floats are larger than $100 million and which derive more than half of their revenue from property-related activities.

S&P 500® Total Return Index: The Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. Total return assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Cohen & Steers Global Realty Majors ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Cohen & Steers Global Realty Majors ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Cohen & Steers.

1  |  May 31, 2016

Cohen & Steers Global Realty Majors ETF
Performance Overview	May 31, 2016 (Unaudited)

Top 10 Holdings* (as of May 31, 2016)

Public Storage	3.91%
Simon Property Group, Inc.	3.79%
Mitsubishi Estate Co., Ltd.	3.18%
Unibail-Rodamco SE	3.13%
Equity Residential	3.00%
Equinix, Inc.	2.96%
ProLogis, Inc.	2.96%
AvalonBay Communities, Inc.	2.92%
Welltower, Inc.	2.91%
Mitsui Fudosan Co., Ltd.	2.90%
Total % of Top 10 Holdings	31.66%

*	% of Total Investments.

Future holdings are subject to change.

Country Allocation* (as of May 31, 2016)

United States	52.18%
Japan	10.98%
Hong Kong	9.62%
Australia	8.22%
United Kingdom	5.76%
France	4.76%
Germany	4.14%
Singapore	2.37%
Canada	0.98%
Switzerland	0.46%
Sweden	0.29%
Brazil	0.24%
Total	100.00%

Growth of $10,000 (as of May 31, 2016)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2016

Cohen & Steers Global Realty Majors ETF
Disclosure of Fund Expenses	May 31, 2016 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2016.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expense Ratio(a)	Expenses Paid During Period 12/1/15 - 5/31/16(b)

Cohen & Steers Global Realty Majors ETF
Actual	$ 1,000.00	$ 1,051.50	0.55%	$ 2.82
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.25	0.55%	$ 2.78

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

3  |  May 31, 2016

Cohen & Steers Global Realty Majors ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.54%)
Australia (8.20%)
Dexus Property Group	112,665	$705,172
Goodman Group	184,945	950,387
The GPT Group	210,759	819,514
Scentre Group, Ltd.	620,760	2,090,729
Stockland	276,334	904,734
Vicinity Centres	380,000	895,343
Westfield Corp.	222,857	1,726,670

Total Australia		8,092,549

Brazil (0.24%)
BR Malls Participacoes SA	72,410	232,443

Canada (0.97%)
Boardwalk Real Estate Investment Trust	4,341	175,811
RioCan Real Estate Investment Trust	37,569	785,845

Total Canada		961,656

France (4.75%)
Gecina SA	4,202	593,537
Klepierre	22,135	1,012,478
Unibail-Rodamco SE	11,435	3,077,731

Total France		4,683,746

Germany (4.14%)
alstria office REIT-AG	12,446	162,645
Deutsche EuroShop AG	5,145	235,739
Deutsche Wohnen AG	39,377	1,264,658
LEG Immobilien AG	7,300	651,412
Vonovia SE	51,587	1,768,154

Total Germany		4,082,608

Hong Kong (9.60%)
Cheung Kong Property Holdings, Ltd.	324,500	2,031,583
China Overseas Land & Investment, Ltd.	507,000	1,523,463
Hang Lung Properties, Ltd.	249,000	475,522
Hongkong Land Holdings, Ltd.	138,100	834,124
Link REIT	262,164	1,610,955
Sun Hung Kai Properties, Ltd.	185,000	2,175,980
The Wharf Holdings, Ltd.	151,700	820,897

Total Hong Kong		9,472,524

Japan (10.96%)
Japan Real Estate Investment Corp.	154	902,569
Japan Retail Fund Investment Corp.	301	700,481
Mitsubishi Estate Co., Ltd.	162,000	3,129,986
Mitsui Fudosan Co., Ltd.	116,000	2,850,896
Nippon Building Fund, Inc.	163	970,037
Nomura Real Estate Master Fund, Inc.	435	687,452
Sumitomo Realty & Development Co., Ltd.	56,000	1,566,695

Total Japan		10,808,116

4  |  May 31, 2016

Cohen & Steers Global Realty Majors ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

Singapore (2.37%)
Ascendas Real Estate Investment Trust	265,505	$441,512
CapitaLand Mall Trust	312,047	459,993
CapitaLand, Ltd.	294,300	638,993
City Developments, Ltd.	54,800	325,911
Global Logistic Properties, Ltd.	356,100	468,042

Total Singapore		2,334,451

Sweden (0.29%)
Castellum AB	20,720	282,432

Switzerland (0.45%)
PSP Swiss Property AG	4,793	448,922

United Kingdom (5.75%)
The British Land Co. PLC	120,127	1,287,495
Derwent London PLC	12,983	619,025
Great Portland Estates PLC	40,329	438,663
Hammerson PLC	92,005	771,549
Intu Properties PLC	95,860	416,100
Land Securities Group PLC	94,000	1,587,449
Segro PLC	87,096	552,391

Total United Kingdom		5,672,672

United States (51.82%)
Alexandria Real Estate Equities, Inc.	8,569	830,336
American Campus Communities, Inc.	14,953	703,090
AvalonBay Communities, Inc.	15,990	2,876,281
Boston Properties, Inc.	17,918	2,251,038
Digital Realty Trust, Inc.	17,047	1,627,136
Douglas Emmett, Inc.	16,366	554,644
Equinix, Inc.	8,047	2,913,014
Equity Residential	42,681	2,953,952
Essex Property Trust, Inc.	7,648	1,737,855
Extra Space Storage, Inc.	14,481	1,346,299
Federal Realty Investment Trust	8,144	1,247,579
General Growth Properties, Inc.	68,311	1,835,517
HCP, Inc.	54,527	1,792,303
Highwoods Properties, Inc.	11,179	543,970
Host Hotels & Resorts, Inc.	88,217	1,358,542
Kilroy Realty Corp.	10,727	677,410
Kimco Realty Corp.	48,519	1,367,265
The Macerich Co.	14,748	1,125,567
ProLogis, Inc.	61,233	2,910,405
Public Storage	15,185	3,852,586
Realty Income Corp.	29,265	1,758,534
Regency Centers Corp.	11,386	872,168
Simon Property Group, Inc.	18,864	3,728,281
SL Green Realty Corp.	11,759	1,191,892
UDR, Inc.	31,267	1,126,550
Ventas, Inc.	39,070	2,591,513
Vornado Realty Trust	20,702	1,977,455
Weingarten Realty Investors	13,242	498,297

5  |  May 31, 2016

Cohen & Steers Global Realty Majors ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description		Shares	Value

United States (51.82%) (continued)
Welltower, Inc.		41,543	$2,862,728

Total United States			51,112,207

TOTAL COMMON STOCKS
(Cost $83,835,824)			98,184,326

	7 Day Yield

SHORT TERM INVESTMENTS (0.25%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.374%	244,700	244,700

TOTAL SHORT TERM INVESTMENTS
(Cost $244,700)			244,700

TOTAL INVESTMENTS (99.79%)
(Cost $84,080,524)			$98,429,026

NET OTHER ASSETS AND LIABILITIES (0.21%)			207,842

NET ASSETS (100.00%)			$98,636,868

See Notes to Financial Statements.

6  |  May 31, 2016

Cohen & Steers Global Realty Majors ETF
Statement of Assets and Liabilities	May 31, 2016 (Unaudited)

ASSETS:
Investments, at value	$98,429,026
Foreign currency, at value (Cost $26,961)	26,961
Receivable for investments sold	45,620
Foreign tax reclaims	36,977
Dividends receivable	142,822
Prepaid expenses and other assets	1,470

Total Assets	98,682,876

LIABILITIES:
Payable to adviser	46,008

Total Liabilities	46,008

NET ASSETS	$98,636,868

NET ASSETS CONSIST OF:
Paid-in capital	$90,217,990
Accumulated net investment loss	(1,500,693)
Accumulated net realized loss on investments and foreign currency transactions	(4,429,260)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	14,348,831

NET ASSETS	$98,636,868

INVESTMENTS, AT COST	$84,080,524

PRICING OF SHARES
Net Assets	$98,636,868
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,250,000
Net Asset Value, offering and redemption price per share	$43.84

See Notes to Financial Statements.

7  |  May 31, 2016

Cohen & Steers Global Realty Majors ETF

Statement of Operations	For the Six Months Ended May 31, 2016 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$1,987,145

Total Investment Income	1,987,145

EXPENSES:
Investment adviser fees	263,802

Total Expenses	263,802

NET INVESTMENT INCOME	1,723,343

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	553,465
Net realized loss on foreign currency transactions	(7,904)

Total net realized gain	545,561

Net change in unrealized appreciation on investments	2,531,709
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	4,507

Total net change in unrealized appreciation	2,536,216

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,081,777

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,805,120

(a)	Net of foreign tax withholding of $60,825.

See Notes to Financial Statements.

8  |  May 31, 2016

Cohen & Steers Global Realty Majors ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015(a)

OPERATIONS:
Net investment income	$1,723,343	$3,255,648
Net realized gain/(loss)(a)	545,561	(716,962)
Net change in unrealized appreciation/(depreciation)(a)	2,536,216	(3,396,040)

Net increase/(decrease) in net assets resulting from operations	4,805,120	(857,354)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,316,657)	(3,785,555)

Total distributions	(1,316,657)	(3,785,555)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	9,186,084
Cost of shares redeemed	(4,149,725)	(2,197,905)

Net increase/(decrease) from share transactions	(4,149,725)	6,988,179

Net increase/(decrease) in net assets	(661,262)	2,345,270

NET ASSETS:
Beginning of period	99,298,130	96,952,860

End of period *	$98,636,868	$99,298,130

*Including accumulated net investment loss of:	$(1,500,693)	$(1,907,379)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,350,000	2,200,000
Shares sold	–	200,000
Shares redeemed	(100,000)	(50,000)

Shares outstanding, end of year	2,250,000	2,350,000

(a)

Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements.

9  |  May 31, 2016

Cohen & Steers Global Realty Majors ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Period January 1, 2011 to November 30, 2011(a)	For the Year Ended December 31, 2010

NET ASSET VALUE, BEGINNING OF PERIOD	$42.25	$44.07	$39.32	$39.59	$32.53	$35.52	$31.35

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.76	1.41	0.92	0.94	0.91	0.97	1.43
Net realized and unrealized gain/(loss)	1.41	(1.57)	4.85	1.25	6.97	(2.87)	4.68

Total from investment operations	2.17	(0.16)	5.77	2.19	7.88	(1.90)	6.11

DISTRIBUTIONS:
From net investment income	(0.58)	(1.66)	(1.02)	(2.27)	(0.82)	(1.09)	(1.94)
From tax return of capital	–	–	–	(0.19)	–	–	–

Total distributions	(0.58)	(1.66)	(1.02)	(2.46)	(0.82)	(1.09)	(1.94)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.59	(1.82)	4.75	(0.27)	7.06	(2.99)	4.17

NET ASSET VALUE, END OF PERIOD	$43.84	$42.25	$44.07	$39.32	$39.59	$32.53	$35.52

TOTAL RETURN(c)	5.15%	(0.38)%	14.90%	5.60%	24.50%	(5.53)%	19.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$98,637	$99,298	$96,953	$108,137	$71,258	$50,418	$42,626

Ratio of expenses to average net assets	0.55%(d)	0.55%	0.55%	0.55%	0.55%	0.55%(d)	0.55%
Ratio of net investment income to average net assets	3.59%(d)	3.24%	2.21%	2.31%	2.47%	3.02%(d)	4.33%
Portfolio turnover rate(e)	5%	7%	11%	10%	4%	15%	14%

(a)	Effective March 7, 2011, the Board approved changing the fiscal year end of the Fund from December 31 to November 30.
(b)	Based on average shares outstanding during the period.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

10  |  May 31, 2016

Cohen & Steers Global Realty Majors ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2016, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Cohen & Steers Global Realty Majors ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Cohen & Steers Global Realty Majors Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

11  |  May 31, 2016

Cohen & Steers Global Realty Majors ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments at May 31, 2016:

Investments in Securities at Value *	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Common Stocks	$98,184,326	$–	$–	$98,184,326
Short Term Investments	244,700	–	–	244,700

TOTAL	$98,429,026	$–	$–	$98,429,026

*	For a detailed geographical breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended May 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Securities

The Fund may directly purchase securities of non-U.S. issuers. Investing in securities of non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

12  |  May 31, 2016

Cohen & Steers Global Realty Majors ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

D. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis.

F. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

G. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2016.

The tax character of the distributions paid during the fiscal year ended November 30, 2015 were as follows:

Ordinary Income

November 30, 2015
Cohen & Steers Global Realty Majors ETF	$3,785,555

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

At November 30, 2015, the Fund had available for tax purposes unused pre-enactment capital loss carryforwards as follows:

Fund	Expiring in 2016	Expiring in 2017	Expiring in 2018

Cohen & Steers Global Realty Majors ETF	$176,692	$809,982	$187,815

Capital loss carryovers used during the period ended November 30, 2015, were $131,989.

13  |  May 31, 2016

Cohen & Steers Global Realty Majors ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

At November 30, 2015, the Fund had available for tax purposes unused post-enactment capital loss carryforwards as follows:

Fund	Short-Term	Long-Term

Cohen & Steers Global Realty Majors ETF	$1,014,479	$1,860,188

As of May 31, 2016, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross Appreciation (excess of value over tax cost)	$17,727,370
Gross Depreciation (excess of tax cost over value)	(4,209,390)

Net unrealized appreciation (depreciation)	13,517,980

Cost of investments for income tax purposes	$84,911,046

The differences between book-basis and tax-basis are primarily due to Passive Foreign Investment Company (“PFIC”) adjustments and the deferral of losses due to wash sales.

H. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.55% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

14  |  May 31, 2016

Cohen & Steers Global Realty Majors ETF
Notes to Financial Statements	May 31, 2016 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Purchases	Sales

$ 4,668,568	$ 4,344,672

For the six months ended May 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales

$ –	$ 4,157,911

The Cohen and Steers Global Realty Majors ETF had in-kind net realized gain/(loss) of $1,117,138.

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

15  |  May 31, 2016

Cohen & Steers Global Realty Majors ETF
Additional Information	May 31, 2016 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designated the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2015:

	Qualified Dividend Income	Dividend Received Deduction

Cohen and Steers Global Realty Majors ETF	13.63%	0.00%

In early 2016, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2015 via Form 1099. The Fund will notify shareholders in early 2017 of amounts paid to them by the Funds, if any, during the calendar year 2016.

LICENSING AGREEMENT

Cohen & Steers is the Index Provider for the Cohen & Steers Global Realty Majors ETF. Cohen & Steers is not affiliated with the Trust, the Adviser or the Distributor. ALPS, an affiliate of the Adviser, and the Trust have entered into a license agreement with Cohen & Steers to use the Index.

THE FUND IS NOT SPONSORED, MANAGED OR ADVISED BY COHEN & STEERS CAPTIAL MANAGEMENT, INC. (“C&S”). C&S MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX TO TRACK PERFORMANCE OF A MARKET OR SECTOR. C&S’S ONLY RELATIONSHIP TO ALPS IS IN RELATION TO THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF C&S AND OF ONE OR MORE C&S INDEXES, INCLUDING THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY C&S WITHOUT REGARD TO ALPS OR THE FUND. C&S HAS NO OBLIGATION TO TAKE THE NEEDS OF ALPS, THE FUND OR THE FUND SHAREHOLDERS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX. C&S IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE TIMING OF THE ISSUANCE OR SALE OF FUND SHARES OR IN THE DETERMINATION OR CALCULATION OF THE VALUATION OF THE FUND’S ASSETS. C&S HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR PORTFOLIO MANAGEMENT OF THE FUND. C&S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN AND C&S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. C&S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ALPS, THE FUND, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN. C&S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OF USE WITH RESPECT TO THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL C&S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Advisor does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Advisor shall have no liability for any errors, omissions or interruptions therein. The Advisor makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. The Advisor makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Advisor have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.

16  |  May 31, 2016

May 31, 2016

semi-annual
REPORT

ALPS Sector Dividend Dogs ETF (NYSE ARCA: SDOG)

ALPS International Sector Dividend Dogs ETF (NYSE ARCA: IDOG)

ALPS Emerging Sector Dividend Dogs ETF (NYSE ARCA: EDOG)

An ALPS Advisors Solution

ALPS
A DST Company

table of

CONTENTS

Performance Overview	1

Disclosure of Fund Expenses	7

Schedules of Investments	8

Statements of Assets and Liabilities	13

Statements of Operations	14

Statements of Changes in Net Assets	15

Financial Highlights	18

Notes to Financial Statements	21

Additional Information	27

www.alpsfunds.com

ALPS Sector Dividend Dogs ETF
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

The ALPS Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index (the “Underlying Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol SDOG. The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S&P 500® (“SPX”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S&P 500® which offer the highest dividend yields.

Performance (as of May 31, 2016)

	6 Months	1 Year	3 Year	Since Inception^
ALPS Sector Dividend Dogs ETF – NAV	11.83%	7.78%	12.67%	16.68%
ALPS Sector Dividend Dogs ETF – Market Price*	11.77%	7.75%	12.61%	16.68%
S-Network® Sector Dividend Dogs TR Index	12.18%	8.34%	13.22%	17.25%
S&P 500® Total Return Index	1.93%	1.72%	11.06%	14.05%

Total Expense Ratio (per the current prospectus) 0.40%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was June 29, 2012.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® Sector Dividend Dogs Index is designed to serve as a fair, impartial and transparent measure of the performance of US large cap equities with above average dividend yields. The Underlying Index is a portfolio of fifty stocks derived from the S&P 500® Index. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

The S&P 500® Total Return Index is an index of 500 stocks chosen for market size, liquidity and industry grouping among other factors.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The ALPS Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

1  |  May 31, 2016

ALPS Sector Dividend Dogs ETF
Performance Overview	May 31, 2016 (Unaudited)

Top 10 Holdings* (as of May 31, 2016)

ONEOK, Inc.	3.03%
NRG Energy, Inc.	2.36%
Navient Corp.	2.27%
HP, Inc.	2.26%
Pfizer, Inc.	2.25%
Wynn Resorts, Ltd.	2.21%
CenterPoint Energy, Inc.	2.20%
Cummins, Inc.	2.18%
AbbVie, Inc.	2.16%
ConocoPhillips	2.14%
Total % of Top 10 Holdings	23.06%

Sector Allocation* (as of May 31, 2016)

Information Technology	13.73%
Energy	10.91%
Health Care	10.70%
Utilities	10.49%
Financials	10.41%
Consumer Discretionary	10.21%
Consumer Staples	10.05%
Industrials	9.98%
Materials	9.79%
Telecommunication Services	3.58%
Money Market Fund	0.15%
Total	100.00%

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2016)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2  |  May 31, 2016

ALPS International Sector Dividend Dogs ETF
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

The ALPS International Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Index (the “Underlying Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol IDOG. The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Net International Developed Markets (ex-Americas) Index, a universe of mainly large capitalization stocks in international developed markets not located in the Americas (the “S-Net Developed Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S-Net Developed Markets which offer the highest dividend yields.

Performance (as of May 31, 2016)

	6 Months	1 Year	Since Inception^
ALPS International Sector Dividend Dogs ETF – NAV	-1.12%	-10.25%	1.58%
ALPS International Sector Dividend Dogs ETF – Market Price*	-0.79%	-10.27%	1.62%
S-Network® International Sector Dividend Dogs TR Index	-0.47%	-9.50%	2.77%
S-Network® International Sector Dividend Dogs NTR Index	-0.97%	-10.07%	1.94%
MSCI EAFE Index	-2.44%	-9.68%	3.35%

Total Expense Ratio (per the current prospectus) 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was June 28, 2013.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® International Sector Dividend Dogs Index is designed to serve as a fair, impartial and transparent measure of the performance of international large cap equities with above average dividend yields. The Underlying Index is a portfolio of fifty stocks derived from the S-Net International Developed Markets Index (ex-Americas) Index. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The ALPS International Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

3  |  May 31, 2016

ALPS International Sector Dividend Dogs ETF
Performance Overview	May 31, 2016 (Unaudited)

Top 10 Holdings* (as of May 31, 2016)

Tokyo Electron, Ltd.	2.35%
UPM-Kymmene OYJ	2.24%
Amcor, Ltd.	2.24%
Repsol SA	2.21%
BASF SE	2.18%
Aurizon Holdings, Ltd.	2.17%
Vodafone Group Plc	2.17%
Novartis AG, Registered Shares	2.17%
SSE Plc	2.14%
Orkla ASA	2.13%
Total % of Top 10 Holdings	22.00%

Sector Allocation* (as of May 31, 2016)

Telecommunication Services	24.13%
Materials	10.67%
Energy	10.40%
Health Care	8.31%
Utilities	8.17%
Consumer Staples	8.16%
Consumer Discretionary	7.89%
Financials	7.86%
Industrials	7.83%
Information Technology	6.47%
Money Market Fund	0.11%
Total	100.00%

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2016)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4  |  May 31, 2016

ALPS Emerging Sector Dividend Dogs ETF
Performance Overview	May 31, 2016 (Unaudited)

Investment Objective

The ALPS Emerging Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Index (the “Underlying Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol EDOG. The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Network® Emerging Markets Index, a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the ten Global Industry Classification Standard (“GICS”) sectors that make up the S-Network® Emerging Markets which offer the highest dividend yields. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations.

Performance (as of May 31, 2016)

	6 Months	1 Year	Since Inception^
ALPS Emerging Sector Dividend Dogs ETF – NAV	0.84%	-11.45%	-5.04%
ALPS Emerging Sector Dividend Dogs ETF – Market Price*	0.79%	-11.32%	-5.11%
S-Network® Emerging Sector Dividend Dogs TR Index	1.59%	-9.92%	-3.55%
S-Network® Emerging Sector Dividend Dogs NTR Index	1.40%	-10.37%	-4.08%
MSCI Emerging Markets Index	0.04%	-17.63%	-6.08%

Total Expense Ratio (per the current prospectus) 0.60%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was March 28, 2014.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® Emerging Sector Dividend Dogs Index is a portfolio of stocks derived from a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets Index” “SNEMX”). The index methodology selects the five stocks in each of the ten GICS sectors that make up the universe which offer the highest dividend yields as of the last trading day of November. The fifty stocks that are selected for inclusion in the portfolio are equally weighted. The universe includes stocks whose domicile and primary exchange listings are in countries identified by the World Bank as Upper Middle Income (certain lower middle income countries are also included, as well as stocks traded on the Taiwan Stock Exchange despite non-recognition by the World Bank). The selection criteria for the universe, in addition to the aforementioned country qualifications, also include requirements for sector inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The ALPS Emerging Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

5  |  May 31, 2016

ALPS Emerging Sector Dividend Dogs ETF
Performance Overview	May 31, 2016 (Unaudited)

Top 10 Holdings* (as of May 31, 2016)

Mobile Telesystems PJSC, Sponsored ADR	2.49%
Sinopec Engineering Group Co., Ltd.	2.41%
CEZ A.S.	2.39%
Eregli Demir ve Celik Fabrikalari TAS	2.30%
Infosys, Ltd., Sponsored ADR	2.27%
Tofas Turk Otomobil Fabrikasi AS	2.24%
Gazprom PAO, Sponsored ADR	2.24%
MMC Norilsk Nickel PJSC, ADR	2.23%
Bangkok Dusit Medical Services Pcl	2.23%
Kalbe Farma Tbk PT	2.21%
Total % of Top 10 Holdings	23.01%

Sector Allocation* (as of May 31, 2016)

Health Care	10.64%
Energy	10.48%
Industrials	10.44%
Utilities	10.34%
Materials	10.11%
Telecommunication Services	10.03%
Financials	9.63%
Information Technology	9.41%
Consumer Discretionary	9.40%
Consumer Staples	9.30%
Money Market Fund	0.22%
Total	100.00%

*	% of Total Investments.

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2016)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6  |  May 31, 2016

ALPS Sector Dividend Dogs Series
Disclosure of Fund Expenses	May 31, 2016 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2016.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expense Ratio(a)	Expenses Paid During Period 12/1/15 - 5/31/16(b)
ALPS Sector Dividend Dogs ETF
Actual	$1,000.00	$1,118.30	0.40%	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	0.40%	$2.02

ALPS International Sector Dividend Dogs ETF
Actual	$1,000.00	$988.80	0.50%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	0.50%	$2.53

ALPS Emerging Sector Dividend Dogs ETF
Actual	$1,000.00	$1,008.40	0.60%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03

(a)	Annualized based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

7  |  May 31, 2016

ALPS Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.43%)
Consumer Discretionary (10.17%)
Coach, Inc.	598,729	$23,601,897
Ford Motor Co.	1,782,749	24,049,284
Garmin, Ltd.	597,834	25,419,902
Mattel, Inc.	717,087	22,860,733
Wynn Resorts, Ltd.	275,916	26,537,601

Total Consumer Discretionary		122,469,417

Consumer Staples (10.01%)
Altria Group, Inc.	382,941	24,370,365
The Coca-Cola Co.	524,191	23,378,919
Philip Morris International, Inc.	246,098	24,284,951
The Procter & Gamble Co.	290,461	23,538,959
Wal-Mart Stores, Inc.	353,520	25,022,146

Total Consumer Staples		120,595,340

Energy (10.86%)
ConocoPhillips	586,023	25,661,947
Ensco Plc, Class A	2,117,320	20,940,295
Kinder Morgan, Inc.	1,272,445	23,005,806
ONEOK, Inc.	839,201	36,295,443
Spectra Energy Corp.	782,920	24,943,831

Total Energy		130,847,322

Financials (10.37%)
Cincinnati Financial Corp.	360,327	24,898,596
Invesco, Ltd.	789,767	24,798,684
MetLife, Inc.	535,417	24,388,244
Navient Corp.	1,984,558	27,208,290
People’s United Financial, Inc.	1,486,379	23,603,699

Total Financials		124,897,513

Health Care (10.65%)
AbbVie, Inc.	412,021	25,928,481
Baxter International, Inc.	587,085	25,338,589
Johnson & Johnson	220,949	24,898,743
Merck & Co., Inc.	446,354	25,111,876
Pfizer, Inc.	779,002	27,031,369

Total Health Care		128,309,058

Industrials (9.94%)
Caterpillar, Inc.	325,469	23,599,757
Cummins, Inc.	228,798	26,190,507
Eaton Corp. Plc	394,033	24,284,254
Emerson Electric Co.	463,247	24,098,109
Pitney Bowes, Inc.	1,159,140	21,594,778

Total Industrials		119,767,405

Information Technology (13.67%)
AT&T, Inc.	619,027	24,234,907
CA, Inc.	775,808	25,074,114
HP, Inc.	2,025,037	27,094,995

Security Description	Shares	Value

Information Technology (continued)
International Business Machines Corp.	166,793	$25,642,756
QUALCOMM, Inc.	453,727	24,918,687
Seagate Technology Plc	655,036	14,777,612
Verizon Communications, Inc.	451,023	22,957,071

Total Information Technology		164,700,142

Materials (9.75%)
The Dow Chemical Co.	468,051	24,039,099
International Paper Co.	595,793	25,118,633
LyondellBasell Industries NV, Class A	270,842	22,035,705
The Mosaic Co.	825,525	20,827,996
Nucor Corp.	523,262	25,383,440

Total Materials		117,404,873

Telecommunication Services (3.56%)
CenturyLink, Inc.	743,426	20,161,713
Frontier Communications Corp.	4,403,883	22,768,075

Total Telecommunication Services		42,929,788

Utilities (10.45%)
CenterPoint Energy, Inc.	1,170,903	26,380,445
Duke Energy Corp.	305,371	23,889,173
Entergy Corp.	312,767	23,745,271
NRG Energy, Inc.	1,728,563	28,313,862
The Southern Co.	475,842	23,525,628

Total Utilities		125,854,379

TOTAL COMMON STOCKS (Cost $1,128,014,930)		1,197,775,237

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.15%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.374%	1,803,990	1,803,990

TOTAL SHORT TERM INVESTMENTS (Cost $1,803,990)			1,803,990

TOTAL INVESTMENTS (99.58%) (Cost $1,129,818,920)			$1,199,579,227

NET OTHER ASSETS AND LIABILITIES (0.42%)			5,073,624

NET ASSETS (100.00%)			$1,204,652,851

See Notes to Financial Statements.

8  |  May 31, 2016

ALPS International Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.91%)
Australia (21.82%)
Amcor, Ltd.	247,186	$2,908,483
Aurizon Holdings, Ltd.	865,592	2,821,487
Australia & New Zealand Banking Group, Ltd.	136,905	2,521,198
BHP Billiton, Ltd.	196,592	2,711,018
National Australia Bank, Ltd.	124,621	2,445,396
Suncorp Group, Ltd.	291,970	2,739,057
Telstra Corp., Ltd.	674,331	2,724,414
Wesfarmers, Ltd.	83,312	2,446,485
Westpac Banking Corp.	106,280	2,358,186
Woodside Petroleum, Ltd.	130,040	2,575,228
Woolworths, Ltd.	149,117	2,383,968

Total Australia		28,634,920

Finland (4.23%)
Fortum OYJ	175,299	2,629,227
UPM-Kymmene OYJ	151,748	2,919,286

Total Finland		5,548,513

France (7.43%)
Bouygues SA	64,775	2,104,500
Engie SA	168,159	2,590,429
Sanofi	31,737	2,602,155
Vivendi SA	123,892	2,457,838

Total France		9,754,922

Germany (2.16%)
BASF SE	36,642	2,830,642

Hong Kong (2.08%)
Sands China, Ltd.	711,200	2,727,376

Italy (2.05%)
Eni SpA	176,220	2,692,058

Japan (7.80%)
Canon, Inc.	89,163	2,586,279
Ricoh Co., Ltd.	253,600	2,212,287
Takeda Pharmaceutical Co., Ltd.	54,989	2,382,103
Tokyo Electron, Ltd.	41,100	3,051,648

Total Japan		10,232,317

Netherlands (2.03%)
Royal Dutch Shell Plc, Class A	108,921	2,661,354

Norway (4.15%)
Orkla ASA	306,472	2,773,254

Security Description	Shares	Value

Norway (continued)
Telenor ASA	160,195	$2,669,406

Total Norway		5,442,660

Portugal (2.00%)
EDP - Energias de Portugal SA	788,995	2,629,237

Singapore (3.46%)
Jardine Cycle & Carriage, Ltd.	90,600	2,223,717
Keppel Corp., Ltd.	592,900	2,316,318

Total Singapore		4,540,035

Spain (7.90%)
Abertis Infraestructuras SA	166,827	2,554,133
Banco Santander SA	527,237	2,517,231
Repsol SA	223,584	2,879,522
Telefonica SA	230,689	2,410,446

Total Spain		10,361,332

Sweden (3.46%)
Telefonaktiebolaget LM Ericsson, Class B	277,373	2,138,153
Telia Co. AB	513,564	2,406,711

Total Sweden		4,544,864

Switzerland (2.14%)
Novartis AG, Registered Shares	35,472	2,815,635

United Kingdom (26.20%)
AstraZeneca Plc	45,328	2,644,414
BAE Systems Plc	368,733	2,582,687
BP Plc	525,504	2,719,078
British American Tobacco Plc	44,979	2,734,800
Centrica Plc	792,655	2,339,709
GlaxoSmithKline Plc	131,028	2,742,239
Imperial Brands Plc	48,834	2,660,107
Marks & Spencer Group Plc	459,882	2,529,068
Pearson Plc	210,017	2,550,533
Rio Tinto, Ltd.	77,686	2,509,235
SSE Plc	125,257	2,779,292
The Sage Group Plc	312,133	2,771,236
Vodafone Group Plc	842,393	2,816,554

Total United Kingdom		34,378,952

TOTAL COMMON STOCKS (Cost $148,647,407)		129,794,817

9  |  May 31, 2016

ALPS International Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

RIGHTS (0.10%)
Spain (0.10%)
Abertis Infraestructuras SA, Expires 06/13/16	166,827	$127,892

TOTAL RIGHTS (Cost $–)		127,892

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.11%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.374%	141,287	141,287

TOTAL SHORT TERM INVESTMENTS (Cost $141,287)			141,287

TOTAL INVESTMENTS (99.12%) (Cost $148,788,694)			$130,063,996

NET OTHER ASSETS AND LIABILITIES (0.88%)			1,159,879

NET ASSETS (100.00%)			$131,223,875

See Notes to Financial Statements.

10  |  May 31, 2016

ALPS Emerging Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.32%)
Brazil (9.39%)
Cia Brasileira de Distribuicao, Sponsored ADR	24,638	$274,467
Cia Siderurgica Nacional SA(a)	164,991	299,519
Natura Cosmeticos SA	41,795	261,739
Telefonica Brasil SA, ADR	28,385	326,995
TOTVS SA	35,647	295,842

Total Brazil		1,458,562

Chile (3.78%)
AES Gener SA	673,429	302,833
SONDA SA	160,913	284,956

Total Chile		587,789

China (9.85%)
China Oilfield Services, Ltd., Class H	394,000	299,654
China Shenhua Energy Co., Ltd., Class H	200,500	318,395
Country Garden Holdings Co., Ltd.	748,000	299,364
Lenovo Group, Ltd.	392,000	240,625
Sinopec Engineering Group Co., Ltd.	424,000	372,124

Total China		1,530,162

Colombia (4.19%)
Almacenes Exito SA	65,054	319,903
Ecopetrol SA, Sponsored ADR	37,877	331,803

Total Colombia		651,706

Czech Republic (2.37%)
CEZ A.S.	20,324	369,144

India (4.34%)
Dr Reddy’s Laboratories, Ltd., ADR	6,830	322,103
Infosys, Ltd., Sponsored ADR	18,097	351,806

Total India		673,909

Indonesia (9.48%)
Indocement Tunggal Prakarsa Tbk PT	207,100	252,432
Indofood Sukses Makmur Tbk PT	581,800	294,946
Kalbe Farma Tbk PT	3,265,900	341,891
Perusahaan Gas Negara Persero Tbk	1,629,700	295,875
United Tractors Tbk PT	277,600	288,574

Total Indonesia		1,473,718

Malaysia (9.27%)
Astro Malaysia Holdings Bhd	456,000	304,810
British American Tobacco Malaysia Bhd	23,727	287,666
Sime Darby Bhd	168,500	302,394
UMW Holdings Bhd	188,800	227,712
YTL Power International Bhd	905,518	317,995

Total Malaysia		1,440,577

Security Description	Shares	Value

Poland (9.58%)
Bank Handlowy w Warszawie SA	15,402	$290,731
Bank Pekao SA	7,945	300,486
PGE Polska Grupa Energetyczna SA	97,903	313,053
Powszechny Zaklad Ubezpieczen SA	34,483	272,989
Synthos SA	337,780	310,919

Total Poland		1,488,178

Russia (9.02%)
Gazprom PAO, Sponsored ADR	79,275	346,590
Lukoil PJSC, Sponsored ADR	8,513	325,622
MMC Norilsk Nickel PJSC, ADR	24,457	344,844
Mobile Telesystems PJSC, Sponsored ADR	43,913	384,678

Total Russia		1,401,734

South Africa (9.90%)
Coronation Fund Managers, Ltd.	75,373	325,543
Imperial Holdings, Ltd.	34,905	310,933
Life Healthcare Group Holdings, Ltd.	137,527	336,024
MTN Group, Ltd.	33,931	264,474
Netcare, Ltd.	145,296	302,033

Total South Africa		1,539,007

Thailand (9.69%)
Bangkok Dusit Medical Services Pcl	510,700	344,517
BEC World Pcl	380,870	263,331
BTS Group Holdings Pcl	1,295,720	330,050
Delta Electronics Thailand Pcl	140,724	282,630
Total Access Communication Pcl, NVDR	273,200	284,862

Total Thailand		1,505,390

Turkey (8.46%)
Eregli Demir ve Celik Fabrikalari TAS	255,159	356,104
Tofas Turk Otomobil Fabrikasi AS	46,295	347,201
Turk Traktor ve Ziraat Makineleri AS	11,642	321,209
Turkcell Iletisim Hizmetleri AS(a)	79,711	290,536

Total Turkey		1,315,050

TOTAL COMMON STOCKS (Cost $17,063,309)		15,434,926

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.22%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.374%	34,426	34,426

TOTAL SHORT TERM INVESTMENTS (Cost $34,426)			34,426

11  |  May 31, 2016

ALPS Emerging Sector Dividend Dogs ETF
Schedule of Investments	May 31, 2016 (Unaudited)

Value

TOTAL INVESTMENTS (99.54%) (Cost $17,097,735)	$15,469,352

NET OTHER ASSETS AND LIABILITIES (0.46%)	70,715

NET ASSETS (100.00%)	$15,540,067

(a)	Non-income producing security.

See Notes to Financial Statements.

12  |  May 31, 2016

ALPS Sector Dividend Dogs Series
Statements of Assets and Liabilities	May 31, 2016 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF

ASSETS:
Investments, at value	$1,199,579,227	$130,063,996	$15,469,352
Foreign currency, at value (Cost $–, $1 and $42,490)	–	1	42,490
Receivable for shares sold	5,971,681	–	–
Foreign tax reclaims	–	569,918	2,142
Dividends receivable	5,451,145	645,315	35,509

Total Assets	1,211,002,053	131,279,230	15,549,493

LIABILITIES:
Payable for investments purchased	5,958,793	–	–
Payable to adviser	390,409	55,355	9,426

Total Liabilities	6,349,202	55,355	9,426

NET ASSETS	$1,204,652,851	$131,223,875	$15,540,067

NET ASSETS CONSIST OF:
Paid-in capital	$1,177,043,750	$168,140,517	$19,087,991
Accumulated net investment income	2,466,275	1,668,240	187,374
Accumulated net realized loss	(44,617,481)	(19,815,662)	(2,106,646)
Net unrealized appreciation/(depreciation)	69,760,307	(18,769,220)	(1,628,652)

NET ASSETS	$1,204,652,851	$131,223,875	$15,540,067

INVESTMENTS, AT COST	$1,129,818,920	$148,788,694	$17,097,735

PRICING OF SHARES:
Net Assets	$1,204,652,851	$131,223,875	$15,540,067
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	30,259,141	5,550,000	750,000
Net Asset Value, offering and redemption price per share	$39.81	$23.64	$20.72

See Notes to Financial Statements.

13  |  May 31, 2016

ALPS Sector Dividend Dogs Series
Statements of Operations	For the Six Months Ended May 31, 2016 (Unaudited)

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF

INVESTMENT INCOME:
Dividends*	$22,036,352	$3,774,558	$193,251

Total Investment Income	22,036,352	3,774,558	193,251

EXPENSES:
Investment adviser fees	2,048,903	309,162	34,559

Total Expense	2,048,903	309,162	34,559

NET INVESTMENT INCOME	19,987,449	3,465,396	158,692

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(27,436,180)	(6,881,733)	(1,691,888)
Net realized gain/(loss) on foreign currency transactions	–	6,587	(28,938)

Total net realized loss	(27,436,180)	(6,875,146)	(1,720,826)

Net change in unrealized appreciation on investments	109,292,582	1,361,216	660,037
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	–	21,689	(124)

Total net change in unrealized appreciation	109,292,582	1,382,905	659,913

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	81,856,402	(5,492,241)	(1,060,913)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$101,843,851	$(2,026,845)	$(902,221)

*Net of foreign tax withholding:	$–	$340,646	$21,179

See Notes to Financial Statements.

14  |  May 31, 2016

ALPS Sector Dividend Dogs ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015(a)

OPERATIONS:
Net investment income	$19,987,449	$37,040,321
Net realized gain/(loss)(a)	(27,436,180)	70,582,949
Net change in unrealized appreciation/(depreciation)(a)	109,292,582	(146,635,118)

Net increase/(decrease) in net assets resulting from operations	101,843,851	(39,011,848)

Net Equalization Credits	489,305	1,811,687

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,235,455)	(39,961,342)

Total distributions	(18,235,455)	(39,961,342)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	435,333,703	597,479,846
Dividends reinvested	–	148,008
Cost of shares redeemed	(329,187,926)	(528,228,637)
Net income equalization (Note 2)	(489,305)	(1,811,687)

Net increase from share transactions	105,656,472	67,587,530

Net increase/(decrease) in net assets	189,754,173	(9,573,973)

NET ASSETS:
Beginning of period	1,014,898,678	1,024,472,651

End of period *	$1,204,652,851	$1,014,898,678

* Including accumulated net investment income of:	$2,466,275	$714,281

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	28,009,141	26,405,255
Shares sold	11,850,000	15,750,000
Shares reinvested	–	3,888
Shares redeemed	(9,600,000)	(14,150,002)

Shares outstanding, end of period	30,259,141	28,009,141

(a)

Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements.

15  |  May 31, 2016

ALPS International Sector Dividend Dogs ETF
Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015(a)

OPERATIONS:
Net investment income	$3,465,396	$6,451,827
Net realized loss(a)	(6,875,146)	(12,439,419)
Net change in unrealized appreciation/(depreciation)(a)	1,382,905	(8,560,626)

Net decrease in net assets resulting from operations	(2,026,845)	(14,548,218)

Net Equalization Credits	470,391	313,588

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,797,156)	(6,203,669)
From tax return of capital	–	(115,516)

Total distributions	(1,797,156)	(6,319,185)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	9,426,215	45,672,933
Cost of shares redeemed	(10,156,797)	(32,488,456)
Net income equalization (Note 2)	(470,391)	(313,588)

Net increase/(decrease) from share transactions	(1,200,973)	12,906,215

Net decrease in net assets	(4,554,583)	(7,682,926)

NET ASSETS:
Beginning of period	135,778,458	143,461,384

End of period *	$131,223,875	$135,778,458

* Including accumulated net investment income of:	$1,668,240	$–

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	5,600,000	5,250,002
Shares sold	400,000	1,650,000
Shares redeemed	(450,000)	(1,300,002)

Shares outstanding, end of period	5,550,000	5,600,000

(a)

Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements.

16  |  May 31, 2016

ALPS Emerging Sector Dividend Dogs ETF
Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015(a)

OPERATIONS:
Net investment income	$158,692	$590,828
Net realized loss(a)	(1,720,826)	(434,028)
Net change in unrealized appreciation/(depreciation)(a)	659,913	(2,340,026)

Net decrease in net assets resulting from operations	(902,221)	(2,183,226)

Net Equalization Credits	224,961	14,209

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(106,017)	(433,154)

Total distributions	(106,017)	(433,154)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	12,332,084	2,419,051
Cost of shares redeemed	(5,133,159)	(1,081,951)
Net income equalization (Note 2)	(224,961)	(14,209)

Net increase from share transactions	6,973,964	1,322,891

Net increase/(decrease) in net assets	6,190,687	(1,279,280)

NET ASSETS:
Beginning of period	9,349,380	10,628,660

End of period *	$15,540,067	$9,349,380

* Including accumulated net investment income of:	$187,374	$134,699

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	450,000	400,002
Shares sold	550,000	100,000
Shares redeemed	(250,000)	(50,002)

Shares outstanding, end of period	750,000	450,000

(a)

Prior to May 31, 2016, the Fund presented realized gain/loss and unrealized appreciation/depreciation by investment type. This change in presentation was made to conform to industry standards and had no effect on the Fund’s change in net assets.

See Notes to Financial Statements.

17  |  May 31, 2016

ALPS Sector Dividend Dogs ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

					For the Period
	For the				June 29, 2012
	Six Months	For the Year	For the Year	For the Year	(Commencement)
	Ended	Ended	Ended	Ended	to
	May 31, 2016	November 30,	November 30,	November 30,	November 30,
	(Unaudited)	2015	2014	2013	2012

NET ASSET VALUE, BEGINNING OF PERIOD	$36.23	$38.80	$33.76	$26.71	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.72	1.21	1.35	1.12	0.59
Net realized and unrealized gain/(loss)	3.52	(2.47)	4.94	7.14	1.41

Total from investment operations	4.24	(1.26)	6.29	8.26	2.00

DISTRIBUTIONS:
From net investment income	(0.66)	(1.31)	(1.25)	(1.21)	(0.29)

Total distributions	(0.66)	(1.31)	(1.25)	(1.21)	(0.29)

Net increase/(decrease) in net asset value	3.58	(2.57)	5.04	7.05	1.71

NET ASSET VALUE, END OF PERIOD	$39.81	$36.23	$38.80	$33.76	$26.71

TOTAL RETURN(b)	11.83%	(3.21)%	18.96%	31.66%	7.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,204,653	$1,014,899	$1,024,473	$464,277	$62,768

Ratio of expenses to average net assets	0.40%(c)	0.40%	0.40%	0.40%	0.40%(c)
Ratio of net investment income to average net assets	3.90%(c)	3.25%	3.74%	3.58%	5.31%(c)
Portfolio turnover rate(d)	46%	55%	12%	8%	0%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.02	$0.06	$0.09	$0.13	$0.19

(a)	Based on average shares outstanding during the period.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.
(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

18  |  May 31, 2016

ALPS International Sector Dividend Dogs ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

				For the Period
	For the			June 28, 2013
	Six Months Ended			(Commencement)
	May 31, 2016	For the Year Ended	For the Year Ended	to
	(Unaudited)	November 30, 2015	November 30, 2014	November 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$24.25	$27.33	$29.21	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.65	1.06	1.19	0.34
Net realized and unrealized gain/(loss)	(0.92)	(3.13)	(1.83)	4.08

Total from investment operations	(0.27)	(2.07)	(0.64)	4.42

DISTRIBUTIONS:
From net investment income	(0.34)	(0.99)	(1.17)	(0.21)
Tax return of capital	–	(0.02)	(0.07)	–

Total distributions	(0.34)	(1.01)	(1.24)	(0.21)

Net increase/(decrease) in net asset value	(0.61)	(3.08)	(1.88)	4.21

NET ASSET VALUE, END OF PERIOD	$23.64	$24.25	$27.33	$29.21

TOTAL RETURN(b)	(1.12)%	(7.76)%	(2.53)%	17.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$131,224	$135,778	$143,461	$77,411

Ratio of expenses to average net assets	0.50%(c)	0.50%	0.50%	0.50%(c)
Ratio of net investment income to average net assets	5.60%(c)	4.05%	4.05%	2.87%(c)
Portfolio turnover rate(d)	42%	67%	19%	2%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.09	$0.05	$0.09	$0.14

(a)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(b)	Annualized.
(c)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(d)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

19  |  May 31, 2016

ALPS Emerging Sector Dividend Dogs ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

			For the Period
	For the		June 28, 2014
	Six Months Ended		(Commencement)
	May 31, 2016	For the Year Ended	to
	(Unaudited)	November 30, 2015	November 30, 2014

NET ASSET VALUE, BEGINNING OF PERIOD	$20.78	$26.57	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	1.26	0.64
Net realized and unrealized gain/(loss)	(0.11)	(6.15)	1.59

Total from investment operations	0.18	(4.89)	2.23

DISTRIBUTIONS:
From net investment income	(0.24)	(0.90)	(0.54)
Tax return of capital	–	–	(0.12)

Total distributions	(0.24)	(0.90)	(0.66)

Net increase/(decrease) in net asset value	(0.06)	(5.79)	1.57

NET ASSET VALUE, END OF PERIOD	$20.72	$20.78	$26.57

TOTAL RETURN(b)	0.84%	(18.66)%	8.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$15,540	$9,349	$10,629

Ratio of expenses to average net assets	0.60%(c)	0.60%	0.60%(c)
Ratio of net investment income to average net assets	2.76%(c)	5.34%	3.54%(c)
Portfolio turnover rate(d)	61%	96%	19%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.41	$0.03	$0.16

(a)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(b)	Annualized.
(c)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.
(d)	Based on average shares outstanding during the period.
(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

20  |  May 31, 2016

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2016 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2016, the Trust consisted of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, and the ALPS Emerging Sector Dividend Dogs ETF (each a “Fund” and collectively, the “Funds”). Each Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The investment objective of the ALPS Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index. The investment objective of the ALPS International Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Index. The investment objective of the ALPS Emerging Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Index.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca. Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general

21  |  May 31, 2016

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2016 (Unaudited)

principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at May 31, 2016:

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$1,197,775,237	$–	$–	$1,197,775,237
Short Term Investments	1,803,990	–	–	1,803,990

TOTAL	$1,199,579,227	$–	$–	$1,199,579,227

22  |  May 31, 2016

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2016 (Unaudited)

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$129,794,817	$–	$–	$129,794,817
Rights	127,892	–	–	127,892
Short Term Investments	141,287	–	–	141,287

TOTAL	$130,063,996	$–	$–	$130,063,996

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$15,434,926	$–	$–	$15,434,926
Short Term Investments	34,426	–	–	34,426

TOTAL	$15,469,352	$–	$–	$15,469,352

*	For a detailed sector/country breakdown, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the six months ended May 31, 2016, the Funds did not have any transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Foreign Securities

The ALPS International Sector Dividend Dogs ETF and the ALPS Emerging Sector Dividend Dogs ETF may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including any amortization of premiums and accretion of discounts.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

23  |  May 31, 2016

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2016 (Unaudited)

G. Equalization

The Funds utilize the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Funds’ shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Funds’ shares. Amounts related to Equalization can be found on the Statement of Changes in Net Assets.

H. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2016.

The tax character of the distributions paid during the fiscal year ended November 30, 2015 were as follows:

Fund	Ordinary Income	Return of Capital

ALPS Sector Dividend Dogs ETF	$39,961,342	$–
ALPS International Sector Dividend Dogs ETF	6,203,669	115,516
ALPS Emerging Sector Dividend Dogs ETF	433,154	–

At November 30, 2015, capital losses deferred to the next tax year were as follows:

Fund	Short-Term	Long-Term

ALPS Sector Dividend Dogs ETF	$5,118,833	$1,849,067
ALPS International Sector Dividend Dogs ETF	10,191,620	2,294,109
ALPS Emerging Sector Dividend Dogs ETF	125,102	70,778

As of the year ended November 30, 2015, the ALPS Sector Dividend Dogs ETF utilized capital loss carryovers of $1,826,323.

As of May 31, 2016, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF

Gross appreciation (excess of value over tax cost)	$105,886,297	$3,298,086	$188,299
Gross depreciation (excess of tax cost over value)	(63,322,071)	(23,059,958)	(2,056,038)

Net unrealized appreciation (depreciation)	42,564,226	(19,761,872)	(1,867,739)

Cost of investments for income tax purposes	$1,157,015,001	$149,825,868	$17,337,091

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales.

I. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2016, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

24  |  May 31, 2016

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2016 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Funds’ investment adviser pursuant to advisory agreements with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary fee for the services and facilities it provides, payable on a monthly basis as a percentage of each Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee

ALPS Sector Dividend Dogs ETF	0.40%

ALPS International Sector Dividend Dogs ETF	0.50%

ALPS Emerging Sector Dividend Dogs ETF	0.60%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales

ALPS Sector Dividend Dogs ETF	$505,466,590	$476,267,791

ALPS International Sector Dividend Dogs ETF	54,796,547	52,790,509

ALPS Emerging Sector Dividend Dogs ETF	8,631,201	6,988,789

For the six months ended May 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

ALPS Sector Dividend Dogs ETF	$433,751,454	$353,890,723

ALPS International Sector Dividend Dogs ETF	9,439,125	10,236,042

ALPS Emerging Sector Dividend Dogs ETF	9,472,257	3,991,606

For the six months ended May 31, 2016, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)

ALPS Sector Dividend Dogs ETF	$48,137,192

ALPS International Sector Dividend Dogs ETF	(527,167)

ALPS Emerging Sector Dividend Dogs ETF	138,026

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

25  |  May 31, 2016

ALPS Sector Dividend Dogs Series
Notes to Financial Statements	May 31, 2016 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

Certain Funds of the Trust engaged in cross trades between each other during the six months ended May 31, 2016 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2016, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales

ALPS Sector Dividend Dogs ETF	$552,928	$463,087	$(91,233)

26  |  May 31, 2016

ALPS Sector Dividend Dogs Series
Additional Information	May 31, 2016 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2015:

	Qualified Dividend Income	Dividend Received Deduction

ALPS International Sector Dividend Dogs ETF	100.00%	0.00%
ALPS Sector Dividend Dogs ETF	100.00%	91.18%
ALPS Emerging Sector Dividend Dog ETF	100.00%	0.00%

In early 2016, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2015 via Form 1099. The Funds will notify shareholders in early 2017 of amounts paid to them by the Funds, if any, during the calendar year 2016.

LICENSING AGREEMENTS

ALPS Sector Dividend Dogs ETF, ALPS International Sector Dividend Dogs ETF, and ALPS Emerging Sector Dividend Dogs ETF

The Funds are not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly or the ability of each Fund to track the performance of the physical commodities market. The Index Provider’s only relationship to the Adviser or each Fund is the licensing of certain service marks and trade names of the Index Provider and of each Underlying Index that is determined, composed and calculated by the Index Provider without regard to the Adviser or the Funds. The Index Provider has no obligation to take the needs of the Adviser or the Funds or the owners of each Fund into consideration in determining, composing or calculating each Underlying Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of each Fund to be issued or in the determination or calculation of the equation by which each Fund is to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of each Fund.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, EACH FUND, OWNERS OF EACH FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly or the ability of each Underlying Index to track general stock market performance. S&P’s and its third party licensor’s only relationship to the Index Provider is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance

27  |  May 31, 2016

ALPS Sector Dividend Dogs Series
Additional Information	May 31, 2016 (Unaudited)

services related to the Underlying Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of each Fund or the timing of the issuance or sale of each Fund or in the determination or calculation of the equation by which each Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of each Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by the Index Provider.

The S&P 500® is the property of Standard and Poor’s Financial Services LLC (“S&P”) and has been licensed by S&P for use by S-Network® Global Indexes, Inc. in connection with the S-Network® Sector Dividend Dogs Index (Ticker: SDOGX), the S-Network® Emerging Sector Dividend Dogs Index (Ticker: EDOGX), and the S-Network® International Sector Dividend Dogs Index (Ticker: IDOGX).

The Adviser does not guarantee the accuracy and/or the completeness of each Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by each Fund, owners of the Shares of each Fund or any other person or entity from the use of each Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to each Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of each Underlying Index, even if notified of the possibility of such damages.

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Item 2.	Code of Ethics.

Not Applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)      Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)      Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)

The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter

Thomas A. Carter (Principal Executive Officer)

President

Date:	August 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter

Thomas A. Carter (Principal Executive Officer)

President

Date:	August 5, 2016

By:	/s/ Patrick D. Buchanan

Patrick D. Buchanan (Principal Financial Officer)

Treasurer

Date:	August 5, 2016